UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	3/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUND

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Balanced/Allocation

Objective

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Asset Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charge) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.95%	13.74%	102.49%	79.44%	—
Class B	8.63	13.01	95.63	67.05	—
Class C	8.63	13.01	95.40	67.06	—
Class R	8.89	13.53	99.87	N/A	63.71% (12/17/04)
Class X	8.56	12.94	95.51	N/A	32.48 (3/26/07)
Class Z	9.13	14.14	105.49	84.46	—
Customized Blend Index	7.72	12.67	97.60	89.08	—
Barclays U.S. Aggregate Bond Index	1.70	–0.10	26.42	54.75	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	7.96	13.76	106.39	82.86	—

Average Annual Total Returns (With Sales Charge) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		7.49%	13.86%	5.42%	—
Class B		8.01	14.25	5.27	—
Class C		12.01	14.34	5.27	—
Class R		13.53	14.86	N/A	5.45% (12/17/04)
Class X		6.94	14.00	N/A	3.98 (3/26/07)
Class Z		14.14	15.49	6.31	—
Customized Blend Index		12.67	14.59	6.58	—
Barclays U.S. Aggregate Bond Index		–0.10	4.80	4.46	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Mixed-Asset Target Allocation Growth Funds Average		13.76	15.53	6.17	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

Note: Class X shares are no longer issued and no Class X shares are outstanding. Class X share performance is shown for historical periods during which time Class X shares were outstanding.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays U.S. Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). Each component of the customized blend is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies. Customized Blend Index Closest Month-End to Inception cumulative total returns are 77.51% for Class R; and 50.22% for Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 6.40% for Class R; and 5.99% for Class X.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how U.S. investment grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 52.26% for Class R; and 40.37% for Class X. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 4.65% for Class R; and 4.96% for Class X.

Prudential Asset Allocation Fund	3

Your Fund’s Performance (continued)

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 87.50% for Class R; and 53.38% for Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 7.03% for Class R; and 6.30% for Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 69.55% for Class R; and 39.63% for Class X. Lipper Average Closest Month-End to Inception average annual total returns are 5.82% for Class R; and 4.83% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/14
Apple, Inc., Computers & Peripherals	1.6%
Google, Inc. (Class A Stock), Internet Software & Services	1.3
Microsoft Corp., Software	1.2
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	1.1
Johnson & Johnson, Pharmaceuticals	1.1

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/14
Oil, Gas & Consumable Fuels	5.2%
Banks	4.0
Pharmaceuticals	3.4
Software	2.6
Technology Hardware, Storage & Peripherals	2.4

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Asset Allocation Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Asset Allocation Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,089.50	1.22%	$6.36
	Hypothetical	$1,000.00	$1,018.85	1.22%	$6.14

Class B	Actual	$1,000.00	$1,086.30	1.92%	$9.99
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class C	Actual	$1,000.00	$1,086.30	1.92%	$9.99
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class R	Actual	$1,000.00	$1,088.90	1.42%	$7.40
	Hypothetical	$1,000.00	$1,017.85	1.42%	$7.14

Class X	Actual	$1,000.00	$1,085.60	1.92%	$9.98
	Hypothetical	$1,000.00	$1,015.36	1.92%	$9.65

Class Z	Actual	$1,000.00	$1,091.30	0.92%	$4.80
	Hypothetical	$1,000.00	$1,020.34	0.92%	$4.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund's fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended March 31, 2014 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.24%	1.22%
B	1.94	1.92
C	1.94	1.92
R	1.69	1.42
X	1.94	1.92
Z	0.94	0.92

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Asset Allocation Fund	7

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS 63.8%

Aerospace & Defense 1.4%
937	Airbus Group NV (France)	$67,109
5,148	BAE Systems PLC (United Kingdom)	35,763
200	Boeing Co. (The)	25,098
1,871	Cobham PLC (United Kingdom)	9,341
1,400	Curtiss-Wright Corp.	88,956
300	Ducommun, Inc.*	7,518
747	Finmeccanica SpA (Italy)*	7,377
1,475	HEICO Corp.	88,736
2,000	Hexcel Corp.*	87,080
700	Huntington Ingalls Industries, Inc.	71,582
7,100	L-3 Communications Holdings, Inc.	838,865
2,800	Lockheed Martin Corp.	457,072
1,217	Meggitt PLC (United Kingdom)	9,760
400	Moog, Inc. (Class A Stock)*	26,204
15,500	Northrop Grumman Corp.	1,912,390
17,300	Raytheon Co.	1,709,067
2,989	Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)	53,507
430	Safran SA (France)	29,790
2,400	Singapore Technologies Engineering Ltd. (Singapore)	7,302
1,700	Teledyne Technologies, Inc.*	165,461
146	Thales SA (France)	9,681
500	United Technologies Corp.	58,420
265	Zodiac Aerospace (France)	9,363

		5,775,442

Air Freight & Logistics 0.5%
1,441	Deutsche Post AG (Germany)	53,573
300	Forward Air Corp.	13,833
831	Royal Mail PLC (United Kingdom)*	7,811
654	TNT Express NV (Netherlands)	6,416
1,069	Toll Holdings Ltd. (Australia)	5,170
19,400	United Parcel Service, Inc. (Class B Stock)	1,889,172
600	Yamato Holdings Co. Ltd. (Japan)	12,913

		1,988,888

Airlines 0.3%
3,000	Alaska Air Group, Inc.	279,930
1,800	ANA Holdings, Inc. (Japan)	3,887

See Notes to Financial Statements.

Prudential Asset Allocation Fund	9

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Airlines (cont’d.)
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	$3,736
366	Deutsche Lufthansa AG (Germany)*	9,596
246	easyJet PLC (United Kingdom)	7,040
1,508	International Consolidated Airlines Group SA (United Kingdom)*	10,523
50	Japan Airlines Co. Ltd. (Japan)	2,461
1,762	Qantas Airways Ltd. (Australia)*	1,810
3,800	Republic Airways Holdings, Inc.*	34,732
1,000	Singapore Airlines Ltd. (Singapore)	8,332
31,300	Southwest Airlines Co.	738,993
3,400	Spirit Airlines, Inc.*	201,960

		1,303,000

Auto Components 0.2%
350	Aisin Seiki Co. Ltd. (Japan)	12,634
1,000	Bridgestone Corp. (Japan)	35,441
303	CIE Generale des Etablissements Michelin (France)	37,880
178	Continental AG (Germany)	42,688
6,000	Dana Holding Corp.	139,620
750	Denso Corp. (Japan)	35,967
400	Drew Industries, Inc.	21,680
900	Federal-Mogul Corp.*	16,839
2,602	GKN PLC (United Kingdom)	16,954
200	Koito Manufacturing Co Ltd. (Japan)	3,392
300	NGK Spark Plug Co. Ltd. (Japan)	6,741
300	NHK Spring Co. Ltd. (Japan)	2,790
200	NOK Corp. (Japan)	3,255
171	Nokian Renkaat OYJ (Finland)	6,919
423	Pirelli & C. SpA (Italy)	6,654
300	Stanley Electric Co. Ltd. (Japan)	6,658
300	Sumitomo Rubber Industries Ltd. (Japan)	3,816
2,800	Tenneco, Inc.*	162,596
1,500	Tower International, Inc.*	40,830
100	Toyoda Gosei Co. Ltd. (Japan)	1,914
100	Toyota Boshoku Corp. (Japan)	1,011
300	Toyota Industries Corp. (Japan)	14,418
119	Valeo SA (France)	16,759

		637,456

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Automobiles 0.5%
526	Bayerische Motoren Werke AG (Germany)	$66,469
300	Daihatsu Motor Co. Ltd. (Japan)	5,297
1,527	Daimler AG (Germany)	144,453
1,358	Fiat SpA (Italy)*	15,832
73,000	Ford Motor Co.	1,138,800
1,000	Fuji Heavy Industries Ltd. (Japan)	27,080
2,600	Honda Motor Co. Ltd. (Japan)	91,485
1,900	Isuzu Motors Ltd. (Japan)	10,910
4,300	Mazda Motor Corp. (Japan)	19,103
970	Mitsubishi Motors Corp. (Japan)	10,131
4,000	Nissan Motor Co. Ltd. (Japan)	35,653
243	Porsche Automobil Holding SE (Germany)	24,982
306	Renault SA (France)	29,723
600	Suzuki Motor Corp. (Japan)	15,644
4,350	Toyota Motor Corp. (Japan)	245,313
47	Volkswagen AG (Germany)	11,924
1,300	Winnebago Industries, Inc.*	35,607
500	Yamaha Motor Co. Ltd. (Japan)	7,977

		1,936,383

Banks 4.0%
400	1st Source Corp.	12,836
1,600	Aozora Bank Ltd. (Japan)	4,556
4,354	Australia & New Zealand Banking Group Ltd. (Australia)	133,942
9,967	Banca Monte dei Paschi di Siena SpA (Italy)*(a)	3,647
500	Bancfirst Corp.	28,315
9,194	Banco Bilbao Vizcaya Argentaria SA (Spain)	110,551
5,452	Banco de Sabadell SA (Spain)	16,854
2,874	Banco Espirito Santo SA (Portugal)*	5,382
1,400	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	36,974
2,275	Banco Popular Espanol SA (Spain)	17,203
18,785	Banco Santander SA (Spain)	179,326
1,837	Bank Hapoalim BM (Israel)	10,487
1,944	Bank Leumi Le-Israel BM (Israel)*	7,587
95,045	Bank of America Corp.	1,634,774
2,000	Bank of East Asia Ltd. (Hong Kong)	7,831
34,948	Bank of Ireland (Ireland)*	14,883
200	Bank of Kentucky Financial Corp.	7,508
500	Bank of Kyoto Ltd. (The) (Japan)	4,121
503	Bank of Queensland Ltd. (Australia)	6,010

See Notes to Financial Statements.

Prudential Asset Allocation Fund	11

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
1,900	Bank of Yokohama Ltd. (The) (Japan)	$9,478
6,408	Bankia SA (Spain)*	13,542
24,249	Barclays PLC (United Kingdom)	94,364
1,500	BBCN Bancorp, Inc.	25,710
667	Bendigo and Adelaide Bank Ltd. (Australia)	7,046
1,580	BNP Paribas SA (France)	121,817
6,000	BOC Hong Kong Holdings Ltd. (Hong Kong)	17,133
2,784	CaixaBank (Spain)	17,921
500	Camden National Corp.	20,600
1,800	Capital Bank Financial Corp.*	45,198
1,300	Cathay General BanCorp	32,747
1,200	Chemical Financial Corp.	38,940
1,200	Chiba Bank Ltd. (The) (Japan)	7,386
300	Chugoku Bank Ltd. (The) (Japan)	3,998
44,370	Citigroup, Inc.	2,112,012
800	Citizens & Northern Corp.	15,768
1,538	Commerzbank AG (Germany)*	28,290
2,558	Commonwealth Bank of Australia (Australia)	184,150
1,200	Community Trust BanCorp, Inc.	49,776
1,588	Credit Agricole SA (France)*	25,027
2,600	Customers Bancorp, Inc.*	54,262
1,042	Danske Bank A/S (Denmark)	28,993
2,700	DBS Group Holdings Ltd. (Singapore)	34,787
1,554	DNB ASA (Norway)	27,003
890	Eagle BanCorp, Inc.*	32,129
1,100	Enterprise Financial Services Corp.	22,077
410	Erste Group Bank AG (Austria)	14,026
302	Fidelity Southern Corp.	4,219
1,700	Financial Institutions, Inc.	39,134
200	First BanCorp	3,800
5,300	First BanCorp Puerto Rico*	28,832
1,900	First Community Bancshares, Inc.	31,084
2,600	First Interstate Bancsystem, Inc.	73,372
1,600	First Merchants Corp.	34,624
1,400	First NBC Bank Holding Co.*	48,804
22,800	First Niagara Financial Group, Inc.	215,460
6,200	FirstMerit Corp.	129,146
1,300	Fukuoka Financial Group, Inc. (Japan)	5,340
700	Great Southern BanCorp, Inc.	21,021
600	Gunma Bank Ltd. (The) (Japan)	3,263

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
600	Hachijuni Bank Ltd. (The) (Japan)	$3,410
1,200	Hang Seng Bank Ltd. (Hong Kong)	19,144
800	Hiroshima Bank Ltd. (The) (Japan)	3,340
1,900	Hokuhoku Financial Group, Inc. (Japan)	3,643
400	HomeTrust Bancshares, Inc.*	6,312
550	Horizon BanCorp	12,254
29,699	HSBC Holdings PLC (United Kingdom)	300,713
2,700	International Bancshares Corp.	67,716
18,482	Intesa Sanpaolo SpA (Italy)	62,713
400	Iyo Bank Ltd. (The) (Japan)	3,818
1,200	Joyo Bank Ltd. (The) (Japan)	5,981
48,430	JPMorgan Chase & Co.	2,940,185
394	KBC Groep NV (Belgium)	24,265
73,400	KeyCorp	1,045,216
79,273	Lloyds Banking Group PLC (United Kingdom)*	99,171
3,000	MainSource Financial Group, Inc.	51,300
200	Merchants Bancshares, Inc.	6,522
400	MidWestone Financial Group, Inc.	10,096
20,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	110,686
180	Mizrahi Tefahot Bank Ltd. (Israel)	2,462
36,460	Mizuho Financial Group, Inc. (Japan)	72,258
3,727	National Australia Bank Ltd. (Australia)	122,880
1,000	National Penn Bancshares, Inc.	10,450
1,589	Natixis (France)	11,670
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,248
4,895	Nordea Bank AB (Sweden)	69,439
4,074	Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,800
1,100	Peoples BanCorp, Inc.	27,203
7,500	PNC Financial Services Group, Inc. (The)	652,500
600	Preferred Bank*	15,576
2,600	PrivateBanCorp, Inc.	79,326
186	Raiffeisen Bank International AG (Austria)	6,207
3,200	Resona Holdings, Inc. (Japan)	15,464
3,552	Royal Bank of Scotland Group PLC (United Kingdom)*	18,428
600	Sandy Spring BanCorp, Inc.	14,988
1,200	Seven Bank Ltd. (Japan)	4,709
2,600	Shinsei Bank Ltd. (Japan)	5,104
900	Shizuoka Bank Ltd. (The) (Japan)	8,771
2,415	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	33,176
1,141	Societe Generale SA (France)	70,235

See Notes to Financial Statements.

Prudential Asset Allocation Fund	13

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
3,846	Standard Chartered PLC (United Kingdom)	$80,422
2,017	Sumitomo Mitsui Financial Group, Inc. (Japan)	86,457
5,280	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	23,890
300	Suruga Bank Ltd. (Japan)	5,285
11,400	Susquehanna Bancshares, Inc.	129,846
793	Svenska Handelsbanken AB (Sweden) (Class A Stock)	39,850
1,440	Swedbank AB (Sweden) (Class A Stock)	38,658
6,902	UniCredit SpA (Italy)	63,092
1,329	Unione di Banche Italiane SCPA (Italy)	12,539
1,600	United Community Banks, Inc.*	31,056
2,000	United Overseas Bank Ltd. (Singapore)	34,499
1,000	Univest Corp. of Pennsylvania	20,520
700	Webster Financial Corp.	21,742
78,741	Wells Fargo & Co.	3,916,577
1,700	WesBanco, Inc.	54,111
800	West Bancorporation, Inc.	12,152
800	Western Alliance Bancorp*	19,680
5,031	Westpac Banking Corp. (Australia)	161,760
1,200	Wilshire Bancorp, Inc.	13,320
300	Yamaguchi Financial Group, Inc. (Japan)	2,705

		16,783,606

Beverages 1.2%
1,277	Anheuser-Busch InBev NV (Belgium)	134,488
600	Asahi Group Holdings Ltd. (Japan)	16,821
170	Carlsberg A/S (Denmark) (Class B Stock)	16,899
905	Coca-Cola Amatil Ltd. (Australia)	9,274
600	Coca-Cola Bottling Co. Consolidated	50,988
23,240	Coca-Cola Co. (The)	898,458
12,500	Coca-Cola Enterprises, Inc.	597,000
308	Coca-Cola HBC AG (Switzerland)	7,679
100	Coca-Cola West Co. Ltd. (Japan)	1,747
3,984	Diageo PLC (United Kingdom)	123,739
156	Heineken Holding NV (Netherlands)	10,073
366	Heineken NV (Netherlands)	25,469
1,400	Kirin Holdings Co. Ltd. (Japan)	19,375
1,500	National Beverage Corp.*	29,265
34,600	PepsiCo, Inc.	2,889,100
337	Pernod-Ricard SA (France)	39,219
40	Remy Cointreau SA (France)	3,209

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Beverages (cont’d.)
1,527	SABMiller PLC (United Kingdom)	$76,353
1,004	Treasury Wine Estates Ltd. (Australia)	3,298

		4,952,454

Biotechnology 1.9%
3,200	Acorda Therapeutics, Inc.*	121,312
182	Actelion Ltd. (Switzerland)	17,248
7,400	Alexion Pharmaceuticals, Inc.*	1,125,762
2,100	Alnylam Pharmaceuticals, Inc.*	140,994
14,100	Amgen, Inc.	1,739,094
7,100	Biogen Idec, Inc.*	2,171,677
9,500	Celgene Corp.*	1,326,200
782	CSL Ltd. (Australia)	50,511
4,600	Emergent Biosolutions, Inc.*	116,242
2,100	Genomic Health, Inc.*	55,314
9,500	Gilead Sciences, Inc.*	673,170
231	Grifols SA (Spain)	12,659
7,100	ImmunoGen, Inc.*	106,003
2,400	Isis Pharmaceuticals, Inc.*	103,704
2,300	Ligand Pharmaceuticals, Inc.*	154,698
2,300	PDL BioPharma, Inc.	19,113
300	Prothena Corp. PLC (Ireland)*	11,493
3,800	Regulus Therapeutics, Inc.*	34,276
1,200	Repligen Corp.*	15,432
1,600	Targacept, Inc.*	7,600

		8,002,502

Building Products 0.4%
2,550	AAON, Inc.	71,069
4,200	AO Smith Corp.	193,284
1,600	Asahi Glass Co. Ltd. (Japan)	9,257
531	Assa Abloy AB (Sweden) (Class B Stock)	28,285
654	Cie de Saint-Gobain (France)	39,485
350	Daikin Industries Ltd. (Japan)	19,628
62	Geberit AG (Switzerland)	20,316
1,100	Insteel Industries, Inc.	21,637
3,000	Lennox International, Inc.	272,730
500	LIXIL Group Corp. (Japan)	13,797
31,500	Masco Corp.	699,615
500	TOTO Ltd. (Japan)	6,931
2,300	Universal Forest Products, Inc.	127,282

		1,523,316

See Notes to Financial Statements.

Prudential Asset Allocation Fund	15

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets 1.8%
1,507	3i Group PLC (United Kingdom)	$10,008
1,531	Aberdeen Asset Management PLC (United Kingdom)	9,978
12,400	BGC Partners, Inc. (Class A Stock)	81,096
5,300	BlackRock, Inc.	1,666,744
200	Capital Southwest Corp.	6,944
2,353	Credit Suisse Group AG (Switzerland)	76,162
2,800	Daiwa Securities Group, Inc. (Japan)	24,327
1,618	Deutsche Bank AG (Germany)	72,517
900	Evercore Partners, Inc. (Class A Stock)	49,725
1,500	Fifth Street Finance Corp.	14,190
400	Financial Engines, Inc.	20,312
25,300	Franklin Resources, Inc.	1,370,754
800	GAMCO Investors, Inc. (Class A Stock)	62,120
12,515	Goldman Sachs Group, Inc. (The)	2,050,583
339	Hargreaves Lansdown PLC (United Kingdom)	8,247
500	HFF, Inc. (Class A Stock)	16,805
200	Horizon Technology Finance Corp.	2,502
890	ICAP PLC (United Kingdom)	5,609
878	Investec PLC (United Kingdom)	7,108
300	JMP Group, Inc.	2,133
357	Julius Baer Group Ltd. (Switzerland)	15,855
1,500	KCG Holdings, Inc. (Class A Stock)*	17,895
1,400	Ladenburg Thalmann Financial Services, Inc.*	4,228
800	Lazard Ltd. (Class A Stock)	37,672
466	Macquarie Group Ltd. (Australia)	25,128
5,000	MCG Capital Corp.	18,950
757	Mediobanca SpA (Italy)*	8,665
5,000	Morgan Stanley	155,850
3,100	New Mountain Finance Corp.	45,105
5,800	Nomura Holdings, Inc. (Japan)	37,206
200	Oppenheimer Holdings, Inc. (Class A Stock)	5,610
33	Partners Group Holding AG (Switzerland)	9,269
1,400	PennantPark Investment Corp.	15,470
600	Piper Jaffray Cos.*	27,480
5,700	Raymond James Financial, Inc.	318,801
340	SBI Holdings, Inc. (Japan)	4,097
178	Schroders PLC (United Kingdom)	7,720
4,000	State Street Corp.	278,200
1,700	T. Rowe Price Group, Inc.	139,995
5,795	UBS AG (Switzerland)	119,918

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
130	Virtus Investment Partners, Inc.*	$22,512
8,000	Waddell & Reed Financial, Inc. (Class A Stock)	588,960
100	Westwood Holdings Group, Inc.	6,269

		7,468,719

Chemicals 1.4%
2,800	A. Schulman, Inc.	101,528
495	Air Liquide SA (France)	67,033
300	Air Water, Inc. (Japan)	4,140
383	Akzo Nobel NV (Netherlands)	31,238
96	Arkema SA (France)	10,860
2,000	Asahi Kasei Corp. (Japan)	13,561
1,459	BASF SE (Germany)	162,348
210	Croda International PLC (United Kingdom)	8,931
500	Daicel Corp. (Japan)	4,099
13	EMS-Chemie Holding AG (Switzerland)	4,913
58	Fuchs Petrolub AG (Germany)	5,827
2,100	FutureFuel Corp.	42,630
14	Givaudan SA (Switzerland)	21,654
1,700	HB Fuller Co.	82,076
200	Hitachi Chemical Co. Ltd. (Japan)	2,721
2,615	Incitec Pivot Ltd. (Australia)	7,191
4,700	International Flavors & Fragrances, Inc.	449,649
712	Israel Chemicals Ltd. (Israel)	6,229
4	Israel Corp. Ltd. (The) (Israel)*	2,234
317	Johnson Matthey PLC (United Kingdom)	17,308
300	JSR Corp. (Japan)	5,550
267	K+S AG (Germany)(a)	8,768
500	Kaneka Corp. (Japan)	3,026
400	Kansai Paint Co. Ltd. (Japan)	5,695
245	Koninklijke DSM NV (Netherlands)	16,804
2,600	Koppers Holdings, Inc.	107,198
600	Kuraray Co. Ltd. (Japan)	6,865
129	Lanxess AG (Germany)	9,737
294	Linde AG (Germany)	58,867
19,600	LyondellBasell Industries NV (Netherlands) (Class A Stock)	1,743,224
2,400	Mitsubishi Chemical Holdings Corp. (Japan)	9,967
600	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,382
1,300	Mitsui Chemicals, Inc. (Japan)	3,183
300	Nitto Denko Corp. (Japan)	14,386

See Notes to Financial Statements.

Prudential Asset Allocation Fund	17

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
359	Novozymes A/S (Denmark)	$15,781
1,000	Olin Corp.	27,610
900	OM Group, Inc.	29,898
580	Orica Ltd. (Australia)	11,802
7,300	PPG Industries, Inc.	1,412,258
650	Shin-Etsu Chemical Co. Ltd. (Japan)	37,054
3,000	Showa Denko KK (Japan)	4,247
3	Sika AG (Switzerland)	12,272
92	Solvay SA (Belgium)	14,452
440	Stepan Co.	28,406
2,300	Sumitomo Chemical Co. Ltd. (Japan)	8,480
148	Syngenta AG (Switzerland)	56,184
400	Taiyo Nippon Sanso Corp. (Japan)	3,146
1,500	Teijin Ltd. (Japan)	3,717
2,300	Toray Industries, Inc. (Japan)	15,176
1,500	Ube Industries Ltd. (Japan)	2,763
177	Umicore SA (Belgium)	9,026
18,700	Westlake Chemical Corp.	1,237,566
294	Yara International ASA (Norway)	13,022

		5,985,682

Commercial Services & Supplies 0.2%
415	Aggreko PLC (United Kingdom)	10,396
576	Babcock International Group PLC (United Kingdom)	12,935
2,476	Brambles Ltd. (Australia)	21,304
900	Brink’s Co. (The)	25,695
800	Courier Corp.	12,320
900	Dai Nippon Printing Co. Ltd. (Japan)	8,607
2,900	Deluxe Corp.	152,163
315	Edenred (France)	9,881
2,467	G4S PLC (United Kingdom)	9,954
500	Herman Miller, Inc.	16,065
1,900	Knoll, Inc.	34,561
7,000	Performant Financial Corp.*	63,350
300	Secom Co. Ltd. (Japan)	17,246
486	Securitas AB (Sweden) (Class B Stock)	5,629
773	Serco Group PLC (United Kingdom)	5,425
45	Societe BIC SA (France)	5,911
8,200	Steelcase, Inc. (Class A Stock)	136,202
900	Toppan Printing Co. Ltd. (Japan)	6,435

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
1,200	UniFirst Corp.	$131,928
1,300	Viad Corp.	31,252
900	West Corp.	21,537

		738,796

Communications Equipment 1.5%
1,800	ADTRAN, Inc.	43,938
4,381	Alcatel-Lucent (France)*(a)	17,254
3,300	Aruba Networks, Inc.*	61,875
96,366	Cisco Systems, Inc.	2,159,562
8,100	Harmonic, Inc.*	57,834
6,400	Harris Corp.	468,224
3,300	Ixia*	41,250
2,500	Plantronics, Inc.	111,125
37,500	QUALCOMM, Inc.	2,957,250
6,400	ShoreTel, Inc.*	55,040
2,100	Sonus Networks, Inc.*	7,077
4,838	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	64,526
2,500	Ubiquiti Networks, Inc.*	113,675

		6,158,630

Construction & Engineering 0.3%
279	ACS Actividades de Construccion y Servicios SA (Spain)	10,970
9,800	AECOM Technology Corp.*	315,266
1,600	Argan, Inc.	47,568
296	Bouygues SA (France)	12,334
300	Chiyoda Corp. (Japan)	3,871
625	Ferrovial SA (Spain)	13,549
48	Hochtief AG (Germany)	4,364
300	JGC Corp. (Japan)	10,422
1,300	Kajima Corp. (Japan)	4,549
200	Kinden Corp. (Japan)	1,935
120	Koninklijke Boskalis Westminster NV (Netherlands)	6,605
269	Leighton Holdings Ltd. (Australia)	5,273
1,200	MYR Group, Inc.*	30,384
1,000	Obayashi Corp. (Japan)	5,637
144	OCI NV (Netherlands)*	6,534
200	Primoris Services Corp.	5,996
14,200	Quanta Services, Inc.*	523,980
1,000	Shimizu Corp. (Japan)	5,179

See Notes to Financial Statements.

Prudential Asset Allocation Fund	19

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
588	Skanska AB (Sweden) (Class B Stock)	$13,861
1,500	Taisei Corp. (Japan)	6,694
755	Vinci SA (France)	56,043

		1,091,014

Construction Materials
1,235	Boral Ltd. (Australia)	6,491
1,159	CRH PLC (Ireland)	32,431
1,071	Fletcher Building Ltd. (New Zealand)	8,860
224	HeidelbergCement AG (Germany)	19,199
364	Holcim Ltd. (Switzerland)	30,168
53	Imerys SA (France)	4,712
681	James Hardie Industries PLC (Ireland)	9,097
297	Lafarge SA (France)	23,181
2,000	Taiheiyo Cement Corp. (Japan)	7,203
300	United States Lime & Minerals, Inc.	16,890

		158,232

Consumer Finance 0.5%
1,000	Acom Co. Ltd. (Japan)*	3,195
100	AEON Financial Service Co. Ltd. (Japan)	2,256
4,000	American Express Co.	360,120
4,100	Capital One Financial Corp.	316,356
840	Credit Acceptance Corp.*	119,406
300	Credit Saison Co. Ltd. (Japan)	5,967
23,300	Discover Financial Services	1,355,827
3,300	Ezcorp., Inc. (Class A Stock)*	35,607
2,200	Nelnet, Inc. (Class A Stock)	89,980

		2,288,714

Containers & Packaging
1,866	Amcor Ltd. (Australia)	18,029
2,800	Graphic Packaging Holding Co.*	28,448
1,224	Rexam PLC (United Kingdom)	9,946
300	Toyo Seikan Group Holdings Ltd. (Japan)	4,869
400	UFP Technologies, Inc.*	9,744

		71,036

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Distributors
1,300	Core-Mark Holding Co, Inc.	$94,380
200	Jardine Cycle & Carriage Ltd. (Singapore)	7,218

		101,598

Diversified Consumer Services
900	American Public Education, Inc.*	31,572
150	Benesse Holdings, Inc. (Japan)	5,737
1,700	Grand Canyon Education, Inc.*	79,390
900	Lincoln Educational Services Corp.	3,393
1,500	Strayer Education, Inc.*	69,645

		189,737

Diversified Financial Services 0.8%
308	ASX Ltd. (Australia)	10,321
11,300	Berkshire Hathaway, Inc. (Class B Stock)*	1,412,161
307	Deutsche Boerse AG (Germany)	24,441
48	Eurazeo (France)	4,311
155	Exor SpA (Italy)	6,956
4,000	First Pacific Co. Ltd. (China)	3,987
125	Groupe Bruxelles Lambert SA (Belgium)	12,488
1,800	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	27,337
183	Industrivarden AB (Sweden) (Class C Stock)	3,548
6,061	ING Groep NV-CVA (Netherlands)*	86,198
355	Investment AB Kinnevik (Sweden)	13,114
724	Investor AB (Sweden) (Class B Stock)	26,225
280	London Stock Exchange Group PLC (United Kingdom)	9,204
900	Marlin Business Services Corp.	18,729
7,300	McGraw-Hill Financial, Inc.	556,990
900	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,418
30,200	NASDAQ OMX Group, Inc. (The)	1,115,588
1,990	ORIX Corp. (Japan)	28,047
58	Pargesa Holding SA (Switzerland)	5,023
197	Pohjola Bank PLC (Finland) (Class A Stock)	4,386
49	Rescap Liquidating Trust	723
1,300	Singapore Exchange Ltd. (Singapore)	7,184
51	Wendel SA (France)	7,928

		3,389,307

See Notes to Financial Statements.

Prudential Asset Allocation Fund	21

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.6%
79,510	AT&T, Inc.	$2,788,416
1,100	Atlantic Tele-Network, Inc.	72,512
236	Belgacom SA (Belgium)	7,395
2,949	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	5,257
12,528	BT Group PLC (United Kingdom) (Class A Stock)	79,674
1,100	Cbeyond, Inc.*	7,975
4,638	Deutsche Telekom AG (Germany)	75,255
215	Elisa OYJ (Finland)*	6,185
4,000	HKT Trust and HKT Ltd. (Hong Kong)	4,231
800	IDT Corp. (Class B Stock)	13,328
41	Iliad SA (France)	11,822
715	Inmarsat PLC (United Kingdom)	8,668
2,300	Inteliquent, Inc.	33,419
2,300	Intelsat SA*	43,056
5,091	Koninklijke KPN NV (Netherlands)*	17,972
3,400	Level 3 Communications, Inc.*	133,076
650	Nippon Telegraph & Telephone Corp. (Japan)	35,322
2,948	Orange SA (France)	43,547
6,200	PCCW Ltd. (Hong Kong)	3,109
974	Portugal Telecom SGPS SA (Portugal)	4,146
2,900	Premiere Global Services, Inc.*	34,974
12,700	Singapore Telecommunications Ltd. (Singapore)	36,915
37	Swisscom AG (Switzerland)	22,732
1,280	TDC A/S (Denmark)	11,833
2,896	Telecom Corp. of New Zealand Ltd. (New Zealand)	6,141
15,997	Telecom Italia SpA (Italy)	18,908
9,349	Telecom Italia SpA-RSP (Italy)	8,773
446	Telefonica Deutschland Holding AG (Germany)	3,559
6,500	Telefonica SA (Spain)	103,004
322	Telekom Austria AG (Austria)	3,206
1,116	Telenor ASA (Norway)	24,700
3,786	TeliaSonera AB (Sweden)	28,593
6,923	Telstra Corp. Ltd. (Australia)	32,645
57,050	Verizon Communications, Inc.	2,713,869
1,896	Vivendi SA (France)	52,771
257	Ziggo NV (Netherlands)	11,413

		6,508,401

Electric Utilities 0.9%
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,395
1,000	Chubu Electric Power Co., Inc. (Japan)*	11,765

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
500	Chugoku Electric Power Co., Inc. (The) (Japan)	$6,957
2,800	CLP Holdings Ltd. (Hong Kong)	21,131
574	Contact Energy Ltd. (New Zealand)	2,651
23,100	Duke Energy Corp.	1,645,182
3,191	EDP - Energias de Portugal SA (Portugal)	14,815
2,200	El Paso Electric Co.	78,606
375	Electricite de France SA (France)	14,828
1,400	Empire District Electric Co. (The)	34,048
10,464	Enel SpA (Italy)	59,187
15,900	Entergy Corp.	1,062,915
689	Fortum OYJ (Finland)	15,662
300	Hokkaido Electric Power Co., Inc. (Japan)*	2,529
300	Hokuriku Electric Power Co. (Japan)	3,890
7,762	Iberdrola SA (Spain)	54,315
1,000	IDACORP., Inc.	55,470
1,100	Kansai Electric Power Co., Inc. (The) (Japan)*	11,275
700	Kyushu Electric Power Co., Inc. (Japan)	8,559
100	MGE Energy, Inc.	3,923
2,000	Power Assets Holdings Ltd. (China)	17,359
11,300	PPL Corp.	374,482
168	Red Electrica Corp. SA (Spain)	13,661
300	Shikoku Electric Power Co., Inc. (Japan)*	4,068
2,330	SP AusNet (Australia)	2,836
1,563	SSE PLC (United Kingdom)	38,284
2,338	Terna Rete Elettrica Nazionale SpA (Italy)	12,512
700	Tohoku Electric Power Co., Inc. (Japan)	7,199
2,300	Tokyo Electric Power Co., Inc. (Japan)*	9,254

		3,593,758

Electrical Equipment 0.7%
3,496	ABB Ltd. (Switzerland)	90,305
1,040	Acuity Brands, Inc.	137,873
335	Alstom SA (France)	9,142
1,200	AMETEK, Inc.	61,788
3,400	Brady Corp. (Class A Stock)	92,310
26,400	Emerson Electric Co.	1,763,520
700	Encore Wire Corp.	33,957
2,200	EnerSys, Inc.	152,438
100	Franklin Electric Co, Inc.	4,252
1,000	Fuji Electric Co. Ltd. (Japan)	4,471

See Notes to Financial Statements.

Prudential Asset Allocation Fund	23

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
421	Legrand SA (France)	$26,153
3,100	Mitsubishi Electric Corp. (Japan)	34,896
400	Nidec Corp. (Japan)	24,527
127	OSRAM Licht AG (Germany)*	8,235
500	Powell Industries, Inc.	32,400
293	Prysmian SpA (Italy)	7,291
3,900	Rockwell Automation, Inc.	485,745
881	Schneider Electric SA (France)	78,080
1,200	Sumitomo Electric Industries Ltd. (Japan)	17,915
1,800	Thermon Group Holdings, Inc.*	41,724
200	Vicor Corp.*	2,040

		3,109,062

Electronic Equipment, Instruments & Components 0.4%
300	Agilysys, Inc.*	4,020
4,100	Arrow Electronics, Inc.*	243,376
3,400	Benchmark Electronics, Inc.*	77,010
400	Citizen Holdings Co. Ltd. (Japan)	3,007
400	Daktronics, Inc.	5,756
2,100	Fabrinet*	43,617
700	FUJIFILM Holdings Corp. (Japan)	18,789
150	Hamamatsu Photonics KK (Japan)	6,767
370	Hexagon AB (Sweden) (Class B Stock)	12,580
50	Hirose Electric Co. Ltd. (Japan)	6,874
100	Hitachi High-Technologies Corp. (Japan)	2,330
7,700	Hitachi Ltd. (Japan)	56,996
700	Hoya Corp. (Japan)	21,897
200	Ibiden Co. Ltd. (Japan)	3,946
12,100	Ingram Micro, Inc. (Class A Stock)*	357,676
3,200	Insight Enterprises, Inc.*	80,352
66	Keyence Corp. (Japan)	27,190
500	Kyocera Corp. (Japan)	22,534
300	Multi-Fineline Electronix, Inc.*	3,840
350	Murata Manufacturing Co. Ltd. (Japan)	33,082
600	Nippon Electric Glass Co. Ltd. (Japan)	3,091
300	Omron Corp. (Japan)	12,413
1,400	PC Connection, Inc.	28,448
800	Rogers Corp.*	49,936
3,600	Sanmina Corp.*	62,820
3,100	ScanSource, Inc.*	126,387

See Notes to Financial Statements.

24

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
400	Shimadzu Corp. (Japan)	$3,554
2,000	SYNNEX Corp.*	121,220
200	TDK Corp. (Japan)	8,340
400	Yaskawa Electric Corp. (Japan)	5,526
400	Yokogawa Electric Corp. (Japan)	6,467

		1,459,841

Energy Equipment & Services 1.1%
251	Aker Solutions ASA (Norway)	3,906
473	AMEC PLC (United Kingdom)	8,858
7,000	Baker Hughes, Inc.	455,140
1,900	Bristow Group, Inc.	143,488
253	CGG (France)*	4,055
6,500	Ensco PLC (Class A Stock)	343,070
112	Fugro NV-CVA (Netherlands)	6,882
6,400	Helix Energy Solutions Group, Inc.*	147,072
1,300	Helmerich & Payne, Inc.(a)	139,828
1,800	Matrix Service Co.*	60,804
4,300	National Oilwell Varco, Inc.	334,841
3,800	Parker Drilling Co.*	26,942
402	Petrofac Ltd. (United Kingdom)	9,637
3,200	Pioneer Energy Services Corp.*	41,440
411	Saipem SpA (Italy)	10,039
29,300	Schlumberger Ltd.	2,856,750
400	SEACOR Holdings, Inc.*	34,568
597	Seadrill Ltd. (Bermuda)	21,019
419	Subsea 7 SA (Luxembourg)	7,788
162	Technip SA (France)	16,700
751	Tenaris SA (Luxembourg)	16,595
1,520	TGC Industries, Inc.*	9,044
573	Transocean Ltd.	23,625
321	WorleyParsons Ltd. (Australia)	4,521

		4,726,612

Food & Staples Retailing 1.6%
1,000	Aeon Co. Ltd. (Japan) (Class A Stock)	11,255
1,200	Andersons, Inc. (The)	71,088
998	Carrefour SA (France)	38,607
87	Casino Guichard Perrachon SA (France)	10,344
121	Colruyt SA (Belgium)	6,670

See Notes to Financial Statements.

Prudential Asset Allocation Fund	25

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
32,300	CVS Caremark Corp.	$2,417,978
178	Delhaize Group SA (Belgium)	13,018
949	Distribuidora Internacional de Alimentacion SA (Spain)	8,678
100	FamilyMart Co. Ltd. (Japan)	4,398
1,893	J Sainsbury PLC (United Kingdom)	9,983
402	Jeronimo Martins SGPS SA (Portugal)	6,746
1,479	Koninklijke Ahold NV (Netherlands)	29,699
29,600	Kroger Co. (The)	1,292,040
100	Lawson, Inc. (Japan)	7,076
1,383	Metcash Ltd. (Australia)	3,360
201	Metro AG (Germany)	8,199
2,500	Olam International Ltd. (Singapore)	4,427
1,150	Seven & I Holdings Co. Ltd. (Japan)	43,820
1,400	Spartan Stores, Inc.	32,494
12,844	Tesco PLC (United Kingdom)	63,348
600	Village Super Market, Inc. (Class A Stock)	15,840
34,500	Wal-Mart Stores, Inc.	2,636,835
100	Weis Markets, Inc.	4,925
1,814	Wesfarmers Ltd. (Australia)	69,505
3,509	WM Morrison Supermarkets PLC (United Kingdom)	12,477
1,980	Woolworths Ltd. (Australia)	65,661

		6,888,471

Food Products 1.0%
1,000	Ajinomoto Co., Inc. (Japan)	14,312
35,800	Archer-Daniels-Midland Co.	1,553,362
137	Aryzta AG (Switzerland)	12,114
566	Associated British Foods PLC (United Kingdom)	26,264
4	Barry Callebaut AG (Switzerland)	5,394
500	Bunge Ltd.	39,755
1,800	Cal-Maine Foods, Inc.	113,004
1,500	Chiquita Brands International, Inc.*	18,675
28,000	ConAgra Foods, Inc.	868,840
901	Danone SA (France)	63,654
11,000	Golden Agri-Resources Ltd. (Singapore)	5,033
300	J&J Snack Foods Corp.	28,791
1,000	J.M. Smucker Co. (The)	97,240
233	Kerry Group PLC (Ireland) (Class A Stock)	17,786
300	Kikkoman Corp. (Japan)	5,663
400	Lancaster Colony Corp.	39,768

See Notes to Financial Statements.

26

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products (cont’d.)
1	Lindt & Spruengli AG (Switzerland)	$4,957
100	Meiji Holdings Co. Ltd. (Japan)	6,304
5,117	Nestle SA (Switzerland)	385,155
300	Nippon Meat Packers, Inc. (Japan)	4,466
550	Nisshin Seifun Group, Inc. (Japan)	6,041
100	Nissin Foods Holdings Co. Ltd. (Japan)	4,513
1,198	Orkla ASA (Norway)	10,213
8,300	Pilgrim’s Pride Corp.*	173,636
1,700	Sanderson Farms, Inc.	133,433
16	Seaboard Corp.*	41,943
170	Suedzucker AG (Germany)	4,848
724	Tate & Lyle PLC (United Kingdom)	8,064
100	Toyo Suisan Kaisha Ltd. (Japan)	3,341
5,300	Tyson Foods, Inc. (Class A Stock)	233,253
2,605	Unilever NV - CVA (Netherlands)	107,156
2,037	Unilever PLC (United Kingdom)	87,121
3,000	Wilmar International Ltd. (Singapore)	8,266
150	Yakult Honsha Co. Ltd. (Japan)	7,530
200	Yamazaki Baking Co. Ltd. (Japan)	2,365

		4,142,260

Gas Utilities 0.4%
18,800	AGL Resources, Inc.	920,448
1,284	APA Group (Australia)	7,653
400	Chesapeake Utilities Corp.	25,264
339	Enagas SA (Spain)	10,313
542	Gas Natural SDG SA (Spain)	15,248
9,041	Hong Kong & China Gas Co. Ltd. (Hong Kong)	19,752
2,900	New Jersey Resources Corp.	144,420
3,200	Osaka Gas Co. Ltd. (Japan)	12,094
3,225	Snam SpA (Italy)	18,891
1,500	Southwest Gas Corp.	80,175
600	Toho Gas Co. Ltd. (Japan)	3,260
3,900	Tokyo Gas Co. Ltd. (Japan)	19,776
4,700	UGI Corp.	214,367

		1,491,661

Healthcare Equipment & Supplies 1.7%
50,100	Abbott Laboratories	1,929,351
2,400	Align Technology, Inc.*	124,296

See Notes to Financial Statements.

Prudential Asset Allocation Fund	27

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
300	Anika Therapeutics, Inc.*	$12,330
190	Atrion Corp.	58,167
13,900	Baxter International, Inc.	1,022,762
5,400	Becton Dickinson and Co.	632,232
4,800	Boston Scientific Corp.*	64,896
3,200	C.R. Bard, Inc.	473,536
2,600	Cantel Medical Corp.	87,672
11,500	CareFusion Corp.*	462,530
88	Cochlear Ltd. (Australia)	4,658
175	Coloplast A/S (Denmark) (Class B Stock)	14,149
6,900	Covidien PLC (Ireland)	508,254
1,700	Cyberonics, Inc.*	110,925
568	Elekta AB (Sweden) (Class B Stock)(a)	7,561
324	Essilor International SA (France)	32,698
311	Getinge AB (Sweden) (Class B Stock)	8,781
1,100	Hill-Rom Holdings, Inc.	42,394
3,800	Invacare Corp.	72,466
13,900	Medtronic, Inc.	855,406
600	Merit Medical Systems, Inc.*	8,580
400	Olympus Corp. (Japan)*	12,772
1,200	Orthofix International NV*	36,180
1,400	Smith & Nephew PLC (United Kingdom)	21,263
85	Sonova Holding AG (Switzerland)	12,435
2,700	STERIS Corp.	128,925
2,200	Stryker Corp.	179,234
1,400	SurModics, Inc.*	31,640
2,900	Symmetry Medical, Inc.*	29,174
300	Sysmex Corp. (Japan)	9,565
400	Terumo Corp. (Japan)	8,712
2,000	Thoratec Corp.*	71,620
1,300	Vascular Solutions, Inc.*	34,047
3,100	West Pharmaceutical Services, Inc.	136,555
41	William Demant Holding A/S (Denmark)*	3,504

		7,249,270

Healthcare Providers & Services 1.0%
2,100	Aetna, Inc.	157,437
100	Alfresa Holdings Corp. (Japan)	6,521
123	Celesio AG (Germany)	4,204
11,300	Cigna Corp.	946,149

See Notes to Financial Statements.

28

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
400	Ensign Group, Inc. (The)	$17,456
17,300	Express Scripts Holding Co.*	1,299,057
342	Fresenius Medical Care AG & Co. KGaA (Germany)	23,929
199	Fresenius SE & Co. KGaA (Germany)	31,237
1,700	Kindred Healthcare, Inc.	39,814
300	LHC Group, Inc.*	6,618
200	Medipal Holdings Corp. (Japan)	3,062
100	Miraca Holdings, Inc. (Japan)	4,381
1,000	National Healthcare Corp.	55,770
1,700	Providence Service Corp. (The)*	48,076
231	Ramsay Health Care Ltd. (Australia)	10,322
721	Ryman Healthcare Ltd. (New Zealand)	5,482
2,400	Select Medical Holdings Corp.	29,880
590	Sonic Healthcare Ltd. (Australia)	9,452
150	Suzuken Co. Ltd. (Japan)	5,803
1,100	Team Health Holdings, Inc.*	49,225
1,200	Triple-S Management Corp. (Class B Stock)*	19,368
900	UnitedHealth Group, Inc.	73,791
2,300	Wellcare Health Plans, Inc.*	146,096
10,400	WellPoint, Inc.	1,035,320

		4,028,450

Healthcare Technology 0.3%
18,900	Cerner Corp.*	1,063,125
600	Computer Programs & Systems, Inc.	38,760
300	MedAssets, Inc.*	7,413
200	Medidata Solutions, Inc.*	10,868
3,100	Omnicell, Inc.*	88,722
7,000	Quality Systems, Inc.	118,160

		1,327,048

Hotels, Restaurants & Leisure 1.2%
253	Accor SA (France)	12,948
40	Buffalo Wild Wings, Inc.*	5,956
283	Carnival PLC (United Kingdom)	10,812
2,893	Compass Group PLC (United Kingdom)	44,172
400	Cracker Barrel Old Country Store, Inc.	38,896
622	Crown Ltd. (Australia)	9,620
1,577	Echo Entertainment Group Ltd. (Australia)	3,590
85	Flight Centre Ltd. (Australia)(a)	4,147

See Notes to Financial Statements.

Prudential Asset Allocation Fund	29

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
3,500	Galaxy Entertainment Group Ltd. (Hong Kong)*	$30,549
9,500	Genting Singapore PLC (Singapore)	10,103
421	InterContinental Hotels Group PLC (United Kingdom)	13,552
3,000	Jack in the Box, Inc.*	176,820
1,700	Marcus Corp.	28,390
2,500	Marriott Vacations Worldwide Corp.*	139,775
24,868	McDonald’s Corp.	2,437,810
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,688
1,600	MGM China Holdings Ltd. (Cayman Islands)	5,653
400	Monarch Casino & Resort, Inc.*	7,412
100	Oriental Land Co. Ltd. (Japan)	15,202
600	Popeyes Louisiana Kitchen, Inc.*	24,384
1,700	Ruth’s Hospitality Group, Inc.	20,553
3,800	Sands China Ltd. (Hong Kong)	28,500
2,000	Shangri-La Asia Ltd. (Bermuda)	3,279
3,000	SJM Holdings Ltd. (Hong Kong)	8,452
146	Sodexo (France)	15,303
2,200	Sonic Corp.*	50,138
1,075	Tabcorp Holdings Ltd. (Australia)	3,405
2,230	Tatts Group Ltd. (Australia)	6,005
4,200	Texas Roadhouse, Inc.	109,536
668	TUI Travel PLC (United Kingdom)	4,881
310	Whitbread PLC (United Kingdom)	21,517
1,338	William Hill PLC (United Kingdom)	7,612
15,800	Wyndham Worldwide Corp.	1,157,034
2,500	Wynn Macau Ltd. (Cayman Islands)	10,405
9,500	Yum! Brands, Inc.	716,205

		5,185,304

Household Durables 0.4%
400	Casio Computer Co. Ltd. (Japan)	4,730
600	CSS Industries, Inc.	16,200
373	Electrolux AB (Sweden) Series B	8,167
500	Helen of Troy Ltd.*	34,615
644	Husqvarna AB (Sweden) (Class B Stock)	4,497
5,200	La-Z-Boy, Inc. (Class Z Stock)	140,920
1,500	Libbey, Inc.*	39,000
290	NACCO Industries, Inc. (Class A Stock)	15,721
500	Nikon Corp. (Japan)	8,055
3,500	Panasonic Corp. (Japan)	39,806

See Notes to Financial Statements.

30

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
470	Persimmon PLC (United Kingdom)	$10,557
50	Rinnai Corp. (Japan)	4,398
700	Sekisui Chemical Co. Ltd. (Japan)	7,270
900	Sekisui House Ltd. (Japan)	11,131
2,300	Sharp Corp. (Japan)*	7,004
1,700	Sony Corp. (Japan)	32,380
400	Universal Electronics, Inc.*	15,356
8,800	Whirlpool Corp.	1,315,248

		1,715,055

Household Products 1.0%
7,800	Colgate-Palmolive Co.	505,986
206	Henkel AG & Co. KGaA (Germany)	20,717
1,300	Kimberly-Clark Corp.	143,325
300	Oil-Dri Corp. of America	10,362
41,275	Procter & Gamble Co. (The)	3,326,765
1,028	Reckitt Benckiser Group PLC (United Kingdom)	83,890
928	Svenska Cellulosa AB (Sweden) (Class B Stock)	27,331
200	Unicharm Corp. (Japan)	10,671

		4,129,047

Independent Power and Renewable Electricity Producers 0.2%
47,900	AES Corp. (The)	684,012
200	Electric Power Development Co. Ltd. (Japan)	5,625
2,716	Enel Green Power SpA (Italy)	7,628

		697,265

Industrial Conglomerates 1.1%
10,600	3M Co.	1,437,996
105,550	General Electric Co.	2,732,689
1,000	Hopewell Holdings Ltd. (Hong Kong)	3,441
3,400	Hutchison Whampoa Ltd. (Hong Kong)	45,124
2,300	Keppel Corp. Ltd. (Singapore)	19,954
1,548	Koninklijke Philips NV (Netherlands)	54,458
2,100	NWS Holdings Ltd. (Bermuda)	3,544
1,500	SembCorp Industries Ltd. (Singapore)	6,561
1,258	Siemens AG (Germany)	169,658
609	Smiths Group PLC (United Kingdom)	12,940
6,400	Toshiba Corp. (Japan)	27,127

		4,513,492

See Notes to Financial Statements.

Prudential Asset Allocation Fund	31

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 1.8%
315	Admiral Group PLC (United Kingdom)	$7,500
2,828	Aegon NV (Netherlands)	26,049
21,700	Aflac, Inc.	1,367,968
367	Ageas (Belgium)	16,364
19,100	AIA Group Ltd. (Hong Kong)	90,843
724	Allianz SE (Germany)	122,370
14,400	American Financial Group, Inc.	831,024
3,200	American International Group, Inc.	160,032
4,681	AMP Ltd. (Australia)	21,667
600	Argo Group International Holdings Ltd.	27,540
1,000	Aspen Insurance Holdings Ltd.	39,700
1,856	Assicurazioni Generali SpA (Italy)	41,370
4,685	Aviva PLC (United Kingdom)	37,380
2,854	AXA SA (France)	74,144
13,600	Axis Capital Holdings Ltd. (Bermuda)	623,560
100	Baldwin & Lyons, Inc. (Class B Stock)	2,629
83	Baloise Holding AG (Switzerland)	10,448
257	CNP Assurances (France)	5,443
1,351	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	19,653
299	Delta Lloyd NV (Netherlands)	8,289
1,785	Direct Line Insurance Group PLC (United Kingdom)	7,068
500	Donegal Group, Inc.	7,290
300	EMC Insurance Group, Inc.	10,659
110	Enstar Group Ltd.*	14,994
1,200	FBL Financial Group, Inc. (Class A Stock)	51,984
327	Gjensidige Forsikring ASA (Norway)	6,639
500	Global Indemnity PLC (Class A Stock)*	13,170
800	Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	26,240
117	Hannover Rueckversicherung SE (Germany)	10,466
800	Horace Mann Educators Corp.	23,200
3,647	Insurance Australia Group Ltd. (Australia)	18,863
800	Kansas City Life Insurance Co.	38,560
1,300	Kemper Corp.	50,921
9,402	Legal & General Group PLC (United Kingdom)	32,099
1,702	Mapfre SA (Spain)	7,182
790	MS&AD Insurance Group Holdings (Japan)	18,084
285	Muenchener Rueckversicherungs AG (Germany)	62,278
90	National Western Life Insurance Co. (Class A Stock)	22,005
1,200	Navigators Group, Inc. (The)*	73,668
575	NKSJ Holdings, Inc. (Japan)	14,763

See Notes to Financial Statements.

32

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
7,782	Old Mutual PLC (United Kingdom)	$26,124
10,900	PartnerRe Ltd.	1,128,150
1,500	Primerica, Inc.	70,665
4,061	Prudential PLC (United Kingdom)	85,989
1,937	QBE Insurance Group Ltd. (Australia)	23,019
2,187	Resolution Ltd. (Guernsey)	10,896
5,565	RSA Insurance Group PLC (United Kingdom)	8,308
600	Safety Insurance Group, Inc.	32,310
711	Sampo OYJ (Finland) (Class A Stock)	36,908
244	SCOR SE (France)	8,546
300	Sony Financial Holdings, Inc. (Japan)	4,906
3,749	Standard Life PLC (United Kingdom)	23,619
2,045	Suncorp Group Ltd. (Australia)	24,473
51	Swiss Life Holding AG (Switzerland)	12,542
560	Swiss Re AG (Switzerland)	51,976
4,900	Symetra Financial Corp.	97,118
900	T&D Holdings, Inc. (Japan)	10,712
4,300	Third Point Reinsurance Ltd.*	68,155
1,100	Tokio Marine Holdings, Inc. (Japan)	32,989
18,200	Travelers Cos., Inc. (The)	1,548,820
38	Tryg A/S (Denmark)	3,759
1,422	UnipolSai SpA (Italy)*	5,452
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,668
236	Zurich Insurance Group AG (Switzerland)	72,479

		7,434,689

Internet & Catalog Retail 0.4%
600	1-800-Flowers.com, Inc. (Class A Stock)*	3,378
1,700	Amazon.com, Inc.*	572,084
66	ASOS PLC (United Kingdom)*	5,705
11,600	Expedia, Inc.	841,000
2,100	HSN, Inc.	125,433
60	priceline.com, Inc.*	71,513
1,210	Rakuten, Inc. (Japan)	16,163

		1,635,276

Internet Software & Services 2.0%
700	CoStar Group, Inc.*	130,718
200	Dena Co. Ltd. (Japan)	3,613
41,600	Facebook, Inc. (Class A Stock)*	2,505,984

See Notes to Financial Statements.

Prudential Asset Allocation Fund	33

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
4,700	Google, Inc. (Class A Stock)*	$5,238,197
200	Gree, Inc. (Japan)	2,211
5,500	IntraLinks Holdings, Inc.*	56,265
2,700	LogMeIn, Inc.*	121,203
2,500	NIC, Inc.	48,275
4,200	Perficient, Inc.*	76,104
2,200	QuinStreet, Inc.*	14,608
1,500	Travelzoo, Inc.*	34,350
188	United Internet AG (Germany)	8,818
600	United Online, Inc.	6,936
1,200	Vocus, Inc.*	15,996
1,900	XO Group, Inc.*	19,266
2,300	Yahoo Japan Corp. (Japan)	11,268

		8,293,812

IT Services 1.6%
11,900	Accenture PLC (Ireland) (Class A Stock)(a)	948,668
605	Amadeus IT Holding SA (Spain) (Class A Stock)	25,141
110	AtoS (France)	9,940
6,900	Broadridge Financial Solutions, Inc.	256,266
226	Cap Gemini SA (France)	17,110
25,300	Cognizant Technology Solutions Corp. (Class A Stock)*	1,280,433
685	Computershare Ltd. (Australia)	7,704
11,300	DST Systems, Inc.	1,071,127
12,100	Fiserv, Inc.*	685,949
200	Forrester Research, Inc.	7,170
2,900	Fujitsu Ltd. (Japan)	17,529
1,700	Higher One Holdings, Inc.*	12,291
4,100	iGATE Corp.*	129,314
7,441	International Business Machines Corp.	1,432,318
50	ITOCHU Techno-Solutions Corp. (Japan)	2,112
3,200	MasterCard, Inc. (Class A Stock)	239,040
150	Nomura Research Institute Ltd. (Japan)	4,732
200	NTT Data Corp. (Japan)	7,761
30	Otsuka Corp. (Japan)	3,913
300	Sapient Corp.*	5,118
1,700	Syntel, Inc.*	152,830
6,100	Total System Services, Inc.	185,501
1,200	Visa, Inc. (Class A Stock)	259,032

		6,760,999

See Notes to Financial Statements.

34

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Leisure Products
300	Namco Bandai Holdings, Inc. (Japan)	$7,116
3,900	Nautilus, Inc.*	37,557
50	Sankyo Co. Ltd. (Japan)	2,104
300	Sega Sammy Holdings, Inc. (Japan)	6,735
100	Shimano, Inc. (Japan)	10,059
300	Yamaha Corp. (Japan)	3,858

		67,429

Life Sciences Tools & Services 0.4%
96	Lonza Group AG (Switzerland)	9,795
366	QIAGEN NV (Netherlands)*	7,688
13,700	Thermo Fisher Scientific, Inc.	1,647,288

		1,664,771

Machinery 1.4%
1,600	Actuant Corp. (Class A Stock)	54,640
600	Alamo Group, Inc.	32,598
499	Alfa Laval AB (Sweden)	13,517
700	Amada Co. Ltd. (Japan)	4,925
113	Andritz AG (Austria)	6,987
1,067	Atlas Copco AB (Sweden) (Class A Stock)	30,803
679	Atlas Copco AB (Sweden) (Class B Stock)	18,599
4,500	Blount International, Inc.*	53,550
1,501	CNH Industrial NV (Netherlands)*	17,275
1,000	Columbus McKinnon Corp.*	26,790
8,700	Deere & Co.	789,960
700	Dynamic Materials Corp.	13,328
320	FANUC Corp. (Japan)	56,574
4,800	Federal Signal Corp.*	71,520
291	GEA Group AG (Germany)	13,295
900	Global Brass & Copper Holdings, Inc.	14,193
400	Hino Motors Ltd. (Japan)	5,924
200	Hitachi Construction Machinery Co. Ltd. (Japan)	3,843
1,280	Hyster-Yale Materials Handling, Inc.	124,800
1,200	IDEX Corp.	87,468
2,000	IHI Corp. (Japan)	8,415
16,200	Illinois Tool Works, Inc.	1,317,546
436	IMI PLC (United Kingdom)	10,609
500	Japan Steel Works Ltd. (The) (Japan)	2,245
300	JTEKT Corp. (Japan)	4,454

See Notes to Financial Statements.

Prudential Asset Allocation Fund	35

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
800	Kadant, Inc.	$29,176
2,200	Kawasaki Heavy Industries Ltd. (Japan)	8,105
1,500	Komatsu Ltd. (Japan)	31,447
496	Kone OYJ (Finland) (Class B Stock)	20,826
1,700	Kubota Corp. (Japan)	22,594
200	Kurita Water Industries Ltd. (Japan)	4,342
700	LB Foster Co. (Class A Stock)	32,795
3,000	Lincoln Electric Holdings, Inc.	216,030
800	Lydall, Inc.*	18,296
150	Makita Corp. (Japan)	8,258
53	MAN SE (Germany)	6,756
1,704	Melrose Industries PLC (United Kingdom)	8,445
229	Metso OYJ (Finland)	7,499
4,800	Mitsubishi Heavy Industries Ltd. (Japan)	27,775
3,000	Mueller Industries, Inc.	89,970
200	Nabtesco Corp. (Japan)	4,616
500	NGK Insulators Ltd. (Japan)	10,431
700	NSK Ltd. (Japan)	7,180
28,500	Oshkosh Corp.	1,677,795
5,000	Parker Hannifin Corp.	598,550
1,695	Sandvik AB (Sweden)	23,974
497	Scania AB (Sweden) (Class B Stock)	14,627
33	Schindler Holding AG (Switzerland)	4,847
76	Schindler Holding AG - Part Certification (Switzerland)	11,204
1,300	SembCorp. Marine Ltd. (Singapore)	4,191
624	SKF AB (Sweden) (Class B Stock)	15,978
100	SMC Corp. (Japan)	26,373
1,100	Standex International Corp.	58,938
43	Sulzer AG (Switzerland)	5,917
900	Sumitomo Heavy Industries Ltd. (Japan)	3,661
250	THK Co. Ltd. (Japan)	5,604
161	Vallourec SA (France)	8,734
2,406	Volvo AB (Sweden)	38,247
282	Wartsila OYJ Abp (Finland)	15,329
358	Weir Group PLC (The) (United Kingdom)	15,142
2,700	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,323
232	Zardoya Otis SA (Spain)	3,954

		5,873,787

See Notes to Financial Statements.

36

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Marine
1	A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	$11,508
2	A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	23,938
85	Kuehne + Nagel International AG (Switzerland)	11,895
4,100	Matson, Inc.	101,229
1,700	Mitsui OSK Lines Ltd. (Japan)	6,612
2,500	Nippon Yusen K.K. (Japan)	7,261

		162,443

Media 1.6%
400	AH Belo Corp.	4,632
57	Axel Springer AG (Germany)	3,648
1,648	British Sky Broadcasting Group PLC (United Kingdom)	25,084
7,300	Cinemark Holdings, Inc.	211,773
40,800	Comcast Corp. (Class A Stock)	2,040,816
350	Dentsu, Inc. (Japan)	13,254
18,100	DIRECTV*	1,383,202
228	Eutelsat Communications SA (France)	7,737
900	EW Scripps Co. (Class A Stock)*	15,948
2,900	Global Sources Ltd.*	25,984
3,100	Gray Television, Inc.*	32,147
320	Hakuhodo DY Holdings, Inc. (Japan)	2,229
4,700	Harte-Hanks, Inc.	41,548
5,938	ITV PLC (United Kingdom)	18,972
95	JCDecaux SA (France)	4,158
2,500	Journal Communications, Inc. (Class A Stock)*	22,150
35	Kabel Deutschland Holding AG (Germany)	4,808
183	Lagardere SCA (France)	7,263
1,200	Meredith Corp.	55,716
2,100	Morningstar, Inc., Common Stock	165,942
4,700	News Corp. (Class A Stock)*	80,934
1,300	Pearson PLC (United Kingdom)	23,080
348	ProSiebenSat 1 Media AG (Germany)	15,963
284	Publicis Groupe SA (France)	25,640
83	REA Group Ltd.	3,761
1,101	Reed Elsevier NV (Netherlands)	23,822
1,888	Reed Elsevier PLC (United Kingdom)	28,851
61	RTL Group SA (Germany)	6,947
511	SES SA (Luxembourg)	19,065
2,500	Singapore Press Holdings Ltd. (Singapore)	8,354
696	Sky Deutschland AG (Germany)*	6,006

See Notes to Financial Statements.

Prudential Asset Allocation Fund	37

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
81	Telenet Group Holding NV (Belgium)	$4,993
200	Toho Co. Ltd. (Japan)	4,009
24,700	Twenty-First Century Fox, Inc. (Class A Stock)	789,659
20,975	Walt Disney Co. (The)	1,679,468
460	Wolters Kluwer NV (Netherlands)	12,968
2,094	WPP PLC (United Kingdom)	43,266

		6,863,797

Metals & Mining 0.8%
4,039	Alumina Ltd. (Australia)*	4,498
2,216	Anglo American PLC (United Kingdom)	56,629
612	Antofagasta PLC (United Kingdom)	8,538
1,588	ArcelorMittal (Luxembourg)	25,629
5,096	BHP Billiton Ltd. (Australia)	172,731
3,351	BHP Billiton PLC (United Kingdom)	103,474
420	Boliden AB (Sweden)	6,396
7,100	Century Aluminum Co.*	93,791
3,000	Commercial Metals Co.	56,640
500	Daido Steel Co. Ltd. (Japan)	2,500
2,475	Fortescue Metals Group Ltd. (Australia)	12,117
44,500	Freeport-McMoRan Copper & Gold, Inc.	1,471,615
270	Fresnillo PLC (United Kingdom)	3,806
16,837	Glencore Xstrata PLC (Switzerland)	86,849
6,600	Globe Specialty Metals, Inc.	137,412
300	Hitachi Metals Ltd. (Japan)	4,273
642	Iluka Resources Ltd. (Australia)	5,912
800	JFE Holdings, Inc. (Japan)	15,033
4,000	Kobe Steel Ltd. (Japan)	5,308
100	Maruichi Steel Tube Ltd. (Japan)	2,588
200	Materion Corp.	6,786
1,700	Mitsubishi Materials Corp. (Japan)	4,818
1,181	Newcrest Mining Ltd. (Australia)*	10,807
12,075	Nippon Steel & Sumitomo Metal Corp. (Japan)	32,950
1,400	Noranda Aluminum Holding Corp.	5,754
2,134	Norsk Hydro ASA (Norway)	10,625
139	Randgold Resources Ltd. (United Kingdom)	10,434
3,600	Reliance Steel & Aluminum Co.	254,376
693	Rio Tinto Ltd. (Australia)	40,875
2,017	Rio Tinto PLC (United Kingdom)	112,483
17,400	Southern Copper Corp. (British Virgin Islands)	506,514

See Notes to Financial Statements.

38

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
900	Sumitomo Metal Mining Co. Ltd. (Japan)	$11,281
718	ThyssenKrupp AG (Germany)*	19,263
171	Voestalpine AG (Austria)	7,526
3,600	Worthington Industries, Inc.	137,700
100	Yamato Kogyo Co. Ltd. (Japan)	3,135

		3,451,066

Multi-Utilities 0.3%
881	AGL Energy Ltd. (Australia)	12,424
3,800	Avista Corp.	116,470
8,228	Centrica PLC (United Kingdom)	45,266
900	Consolidated Edison, Inc.	48,285
2,863	E.ON SE (Germany)	55,915
2,110	GDF Suez (France)	57,719
5,919	National Grid PLC (United Kingdom)	81,336
13,900	Public Service Enterprise Group, Inc.	530,146
778	RWE AG (Germany)	31,571
7,600	SCANA Corp.	390,032
492	Suez Environnement Co. (France)	9,994
539	Veolia Environnement SA (France)	10,682

		1,389,840

Multiline Retail 0.6%
3,600	Dillard’s, Inc. (Class A Stock)	332,640
689	Harvey Norman Holdings Ltd. (Australia)	2,113
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	7,401
900	J. Front Retailing Co. Ltd. (Japan)	6,194
5,900	Kohl’s Corp.(a)	335,120
27,200	Macy’s, Inc.	1,612,688
2,568	Marks & Spencer Group PLC (United Kingdom)	19,331
400	Marui Group Co. Ltd. (Japan)	3,432
254	Next PLC (United Kingdom)	27,953
400	Takashimaya Co. Ltd. (Japan)	3,744

		2,350,616

Oil, Gas & Consumable Fuels 5.2%
300	Adams Resources & Energy, Inc.	17,376
6,600	Anadarko Petroleum Corp.	559,416
12,300	Apache Corp.	1,020,285
470	Apco Oil and Gas International, Inc.*	6,791

See Notes to Financial Statements.

Prudential Asset Allocation Fund	39

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
5,403	BG Group PLC (United Kingdom)	$100,870
30,599	BP PLC (United Kingdom)	245,863
209	Caltex Australia Ltd. (Australia)	4,277
5,300	Chesapeake Energy Corp.	135,786
32,992	Chevron Corp.	3,923,079
30,000	ConocoPhillips	2,110,500
7	Delek Group Ltd. (Israel)	2,796
4,300	Delek US Holdings, Inc.	124,872
4,037	Eni SpA (Italy)	101,234
6,700	EOG Resources, Inc.	1,314,339
6,800	EQT Corp.	659,396
1,100	Evolution Petroleum Corp.	14,003
47,354	Exxon Mobil Corp.	4,625,539
519	Galp Energia SGPS SA (Portugal) (Class B Stock)	8,959
1,100	Hallador Energy Co.	9,405
240	Idemitsu Kosan Co. Ltd. (Japan)	4,937
1,395	Inpex Corp. (Japan)	18,114
3,510	JX Holdings, Inc. (Japan)	16,922
13,700	Kinder Morgan, Inc.	445,113
109	Koninklijke Vopak NV (Netherlands)	6,084
333	Lundin Petroleum AB (Sweden)*	6,855
21,456	Marathon Oil Corp.	762,117
10,278	Marathon Petroleum Corp.	894,597
300	Matador Resources Co.*	7,347
249	Neste Oil OYJ (Finland)(a)	5,077
9,200	Occidental Petroleum Corp.	876,668
228	OMV AG (Austria)	10,349
1,745	Origin Energy Ltd. (Australia)	23,177
200	Panhandle Oil and Gas, Inc.	8,722
21,500	Phillips 66	1,656,790
5,400	Renewable Energy Group, Inc.*	64,692
1,396	Repsol YPF SA (Spain)	35,653
1,000	REX American Resources Corp.*	57,050
6,132	Royal Dutch Shell PLC (Netherlands) (Class A Stock)	224,048
4,027	Royal Dutch Shell PLC (Netherlands) (Class B Stock)	157,215
1,537	Santos Ltd. (Australia)	19,269
300	Showa Shell Sekiyu KK (Japan)	2,679
1,760	Statoil ASA (Norway)	49,658
1,600	Targa Resources Corp.	158,816
500	TonenGeneral Sekiyu KK (Japan)	4,412

See Notes to Financial Statements.

40

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
3,390	Total SA (France)	$223,146
1,444	Tullow Oil PLC (United Kingdom)	18,045
7,300	Vaalco Energy, Inc.*	62,415
17,700	Valero Energy Corp.	939,870
2,900	Western Refining, Inc.	111,940
1,048	Woodside Petroleum Ltd. (Australia)	37,948

		21,894,511

Paper & Forest Products 0.1%
2,200	Clearwater Paper Corp.*	137,874
2,700	KapStone Paper and Packaging Corp.*	77,868
500	Neenah Paper, Inc.	25,860
1,200	OJI Holdings Corp. (Japan)	5,367
1,500	P.H. Glatfelter Co.	40,830
851	Stora ENSO OYJ (Finland) (Class R Stock)	9,108
815	UPM-Kymmene OYJ (Finland)	13,944

		310,851

Personal Products 0.1%
28,200	Avon Products, Inc.	412,848
155	Beiersdorf AG (Germany)	15,118
850	Kao Corp. (Japan)	30,102
384	L’Oreal SA (France)	63,353
600	Shiseido Co. Ltd. (Japan)	10,571

		531,992

Pharmaceuticals 3.4%
7,000	AbbVie, Inc.	359,800
11,800	Allergan, Inc.	1,464,380
3,500	Astellas Pharma, Inc. (Japan)	41,554
1,988	AstraZeneca PLC (United Kingdom)	128,875
1,312	Bayer AG (Germany)	177,677
600	Bristol-Myers Squibb Co.	31,170
400	Chugai Pharmaceutical Co. Ltd. (Japan)	10,217
1,100	Daiichi Sankyo Co. Ltd. (Japan)	18,535
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,762
400	Eisai Co. Ltd. (Japan)	15,549
11,200	Eli Lilly & Co.	659,232
7,804	GlaxoSmithKline PLC (United Kingdom)	208,095
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,513

See Notes to Financial Statements.

Prudential Asset Allocation Fund	41

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
5,100	Jazz Pharmaceuticals PLC*	$707,268
46,300	Johnson & Johnson	4,548,049
400	Kyowa Hakko Kirin Co. Ltd. (Japan)	4,262
3,800	Lannett Co., Inc.*	135,736
21,689	Merck & Co., Inc.	1,231,284
100	Merck KGaA (Germany)	16,841
400	Mitsubishi Tanabe Pharma Corp. (Japan)	5,597
8,300	Nektar Therapeutics*	100,596
3,662	Novartis AG (Switzerland)	310,933
3,165	Novo Nordisk A/S (Class B Stock) (Denmark)	144,110
100	Ono Pharmaceutical Co. Ltd. (Japan)	8,693
171	Orion OYJ (Finland) (Class B Stock)	5,162
600	Otsuka Holdings Co. Ltd. (Japan)	17,949
96,419	Pfizer, Inc.	3,096,978
4,100	Prestige Brands Holdings, Inc.*	111,725
700	Questcor Pharmaceuticals, Inc.	45,451
1,115	Roche Holding AG (Switzerland)	335,352
1,895	Sanofi (France)	198,027
150	Santen Pharmaceutical Co. Ltd. (Japan)	6,637
500	Shionogi & Co. Ltd. (Japan)	9,243
934	Shire PLC (Ireland)	46,238
600	Sucampo Pharmaceuticals, Inc. (Class A Stock)*	4,290
30	Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,416
1,300	Takeda Pharmaceutical Co. Ltd. (Japan)	61,532
1,351	Teva Pharmaceutical Industries Ltd. (Israel)	71,199
100	Tsumura & Co. (Japan)	2,403
171	UCB SA (Belgium)	13,719

		14,366,049

Professional Services 0.2%
210	Adecco SA (Switzerland)	17,478
672	ALS Ltd. (Australia)	4,589
340	Bureau Veritas SA (France)	10,428
1,046	Capita PLC (United Kingdom)	19,126
1,605	Experian PLC (United Kingdom)	28,963
900	Exponent, Inc.	67,554
1,200	Huron Consulting Group, Inc.*	76,056
800	ICF International, Inc.*	31,848
252	Intertek Group PLC (United Kingdom)	12,938
2,000	Manpowergroup, Inc.	157,660

See Notes to Financial Statements.

42

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services (cont’d.)
4,600	Navigant Consulting, Inc.*	$85,836
1,200	On Assignment, Inc.*	46,308
194	Randstad Holding NV (Netherlands)	11,355
1,500	Resources Connection, Inc.	21,135
526	Seek Ltd. (Australia)	8,600
9	SGS SA (Switzerland)	22,196
200	VSE Corp.	10,540

		632,610

Real Estate Investment Trusts (REITs) 1.4%
1,400	AG Mortgage Investment Trust, Inc.	24,514
1,600	Agree Realty Corp.	48,656
3,500	American Assets Trust, Inc.	118,090
5,700	American Capital Agency Corp.	122,493
6,600	American Capital Mortgage Investment Corp.	123,882
101,000	Annaly Capital Management, Inc.	1,107,970
2,500	Anworth Mortgage Asset Corp.	12,400
1,600	Apollo Residential Mortgage, Inc.	25,968
6,000	ARMOUR Residential REIT, Inc.	24,720
2,800	Ascendas Real Estate Investment Trust (Singapore)	5,040
1,483	British Land Co. PLC (United Kingdom)	16,181
3,000	CapitaCommercial Trust (Singapore)	3,552
4,600	CapitaMall Trust (Singapore)	6,921
1,800	Cedar Realty Trust, Inc.	10,998
3,387	CFS Retail Property Trust Group (Australia)	5,943
17,300	Chambers Street Properties	134,421
1,200	Chatham Lodging Trust	24,264
1,400	Chesapeake Lodging Trust	36,022
105	Corio NV (Netherlands)	4,797
1,300	CyrusOne, Inc.	27,079
8,785	Dexus Property Group (Australia)	8,663
800	Dynex Capital, Inc.	7,160
300	Ellington Residential Mortgage REIT	5,076
2,269	Federation Centres Ltd. (Australia)	4,974
200	First Industrial Realty Trust, Inc.	3,864
40	Fonciere des Regions (France)	3,704
8,300	Franklin Street Properties Corp.	104,580
34	Gecina SA (France)	4,519
5,200	General Growth Properties, Inc.	114,400
2,600	Geo Group, Inc. (The)	83,824

See Notes to Financial Statements.

Prudential Asset Allocation Fund	43

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
2,640	Goodman Group (Australia)	$11,611
2,824	GPT Group (Australia)	9,598
1,125	Hammerson PLC (United Kingdom)	10,400
11,600	Healthcare Trust of America, Inc.	132,124
36,300	Hospitality Properties Trust	1,042,536
57	ICADE (France)	5,635
1,047	Intu Properties PLC (United Kingdom)	4,927
7,600	Invesco Mortgage Capital, Inc.	125,172
6,000	Investors Real Estate Trust	53,880
1	Japan Prime Realty Investment Corp. (Japan)	3,239
2	Japan Real Estate Investment Corp. (Japan)	10,064
4	Japan Retail Fund Investment Corp. (Japan)	7,883
4,800	Kite Realty Group Trust	28,800
155	Klepierre (France)	6,934
1,245	Land Securities Group PLC (United Kingdom)	21,218
10,700	Lexington Realty Trust	116,737
3,500	Link REIT (The) (Hong Kong)	17,259
5,947	Mirvac Group (Australia)	9,398
600	Monmouth Real Estate Investment Corp.	5,724
2	Nippon Building Fund, Inc. (Japan)	10,466
2,700	Pennsylvania Real Estate Investment Trust	48,735
2,600	Potlatch Corp.	100,594
15,800	Resource Capital Corp.	88,006
6,100	RLJ Lodging Trust	163,114
300	Ryman Hospitality Properties, Inc.	12,756
400	Saul Centers, Inc.	18,944
1,151	Segro PLC (United Kingdom)	6,377
3,200	Simon Property Group, Inc.	524,800
3,620	Stockland (Australia)	12,610
13,200	Strategic Hotels & Resorts, Inc.*	134,508
5,500	Summit Hotel Properties, Inc.	51,040
154	Unibail-Rodamco SE (France)	39,968
10,100	Ventas, Inc.	611,757
3,314	Westfield Group (Australia)	31,567
5,074	Westfield Retail Trust (Australia)	14,048
2,900	Winthrop Realty Trust	33,611

		5,750,715

See Notes to Financial Statements.

44

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development 0.5%
220	Aeon Mall Co. Ltd. (Japan)	$5,636
4,000	CapitaLand Ltd. (Singapore)	9,213
2,100	CapitaMalls Asia Ltd. (Singapore)	2,994
22,100	CBRE Group, Inc. (Class A Stock)*	606,203
2,200	Cheung Kong Holdings Ltd. (Hong Kong)	36,581
600	City Developments Ltd. (Singapore)	4,829
100	Daito Trust Construction Co. Ltd. (Japan)	9,263
900	Daiwa House Industry Co. Ltd. (Japan)	15,280
469	Deutsche Wohnen AG (Germany)	10,059
900	Forestar Group, Inc.*	16,020
4,900	Global Logistic Properties Ltd. (Singapore)	10,341
3,500	Hang Lung Properties Ltd. (Hong Kong)	10,098
1,650	Henderson Land Development Co. Ltd. (Hong Kong)	9,656
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,364
1,763	IMMOFINANZ AG (Austria)	8,264
8,400	Jones Lang LaSalle, Inc.	995,400
1,200	Keppel Land Ltd. (Singapore)	3,212
1,000	Kerry Properties Ltd. (Bermuda)	3,335
897	Lend Lease Group (Australia)	9,879
2,000	Mitsubishi Estate Co. Ltd. (Japan)	47,491
1,400	Mitsui Fudosan Co. Ltd. (Japan)	42,711
5,700	New World Development Co. Ltd. (Hong Kong)	5,750
200	Nomura Real Estate Holdings, Inc. (Japan)	3,829
200	NTT Urban Development Corp. (Japan)	1,882
5,300	Sino Land Co. Ltd. (Hong Kong)	7,812
590	Sumitomo Realty & Development Co. Ltd. (Japan)	23,092
2,500	Sun Hung Kai Properties Ltd. (Hong Kong)	30,698
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	11,680
2,600	Swire Properties Ltd. (Hong Kong)	7,422
88	Swiss Prime Site AG (Switzerland)	7,483
300	Tokyo Tatemono Co. Ltd. (Japan)	2,571
700	Tokyu Fudosan Holdings Corp. (Japan)	5,220
700	UOL Group Ltd. (Singapore)	3,491
2,400	Wharf Holdings Ltd. (Hong Kong)	15,393
1,500	Wheelock & Co. Ltd. (Hong Kong)	5,879

		1,993,031

Road & Rail 1.0%
800	AMERCO	185,696
1,513	Asciano Ltd. (Australia)	7,320

See Notes to Financial Statements.

Prudential Asset Allocation Fund	45

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
3,228	Aurizon Holdings Ltd. (Australia)	$15,419
229	Central Japan Railway Co. (Japan)	26,750
3,000	ComfortDelGro Corp. Ltd. (Singapore)	4,745
26,500	CSX Corp.	767,705
286	DSV A/S (Denmark)	9,222
500	East Japan Railway Co. (Japan)	36,829
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	10,880
800	Keikyu Corp. (Japan)	6,746
900	Keio Corp. (Japan)	6,266
500	Keisei Electric Railway Co. Ltd. (Japan)	4,334
2,800	Kintetsu Corp. (Japan)	9,956
2,500	MTR Corp. Ltd. (Hong Kong)	9,264
1,300	Nippon Express Co. Ltd. (Japan)	6,358
5,500	Norfolk Southern Corp.	534,435
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	8,608
1,600	Tobu Railway Co. Ltd. (Japan)	7,725
1,800	Tokyu Corp. (Japan)	11,000
12,300	Union Pacific Corp.	2,308,218
300	West Japan Railway Co. (Japan)	12,245

		3,989,721

Semiconductors & Semiconductor Equipment 1.1%
300	Advantest Corp. (Japan)	3,244
400	Alpha & Omega Semiconductor Ltd.*	2,944
2,222	ARM Holdings PLC (United Kingdom)	37,525
400	ASM Pacific Technology Ltd. (Cayman Islands)	3,886
568	ASML Holding NV (Netherlands)	52,872
1,300	Brooks Automation, Inc.	14,209
1,100	Cabot Microelectronics Corp.*	48,400
4,500	Cirrus Logic, Inc.*	89,415
1,000	Entegris, Inc.*	12,110
1,718	Infineon Technologies AG (Germany)	20,496
300	Inphi Corp.*	4,827
10,700	Integrated Device Technology, Inc.*	130,861
99,300	Intel Corp.	2,562,933
7,100	Intersil Corp.	91,732
5,700	Lattice Semiconductor Corp.*	44,688
7,300	Linear Technology Corp.(a)	355,437
3,200	MKS Instruments, Inc.	95,648
1,400	OmniVision Technologies, Inc.*	24,780

See Notes to Financial Statements.

46

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
2,000	Pericom Semiconductor Corp.*	$15,660
2,300	Power Integrations, Inc.	151,294
20,000	RF Micro Devices, Inc.*	157,600
150	Rohm Co. Ltd. (Japan)	6,698
11,100	Silicon Image, Inc.*	76,590
17,300	Skyworks Solutions, Inc.*	649,096
1,013	STMicroelectronics NV (Netherlands)	9,387
200	Sumco Corp. (Japan)	1,549
250	Tokyo Electron Ltd. (Japan)	15,538
3,100	Ultra Clean Holdings*	40,765

		4,720,184

Software 2.6%
1,600	ANSYS, Inc.*	123,232
3,700	Aspen Technology, Inc.*	156,732
500	AVG Technologies NV*	10,480
7,800	CA, Inc.	241,566
2,200	Comverse, Inc.*	76,076
108	Dassault Systemes SA (France)	12,638
300	Fair Isaac Corp.	16,596
126	Gemalto NV (Netherlands)(a)	14,686
200	GungHo Online Entertainment, Inc. (Japan)	1,087
5,100	Intuit, Inc.	396,423
200	Konami Corp. (Japan)	4,615
5,200	Manhattan Associates, Inc.*	182,156
119,813	Microsoft Corp.	4,911,135
300	MicroStrategy, Inc. (Class A Stock)*	34,617
200	Nexon Co. Ltd. (Japan)	1,680
92	NICE Systems Ltd. (Israel)	4,102
150	Nintendo Co. Ltd. (Japan)	17,931
78,400	Oracle Corp.	3,207,344
100	Oracle Corp. (Japan)	4,534
2,800	Pegasystems, Inc.	98,896
4,500	Progress Software Corp.*	98,100
3,400	PTC, Inc.*	120,462
1,771	Sage Group PLC (The) (United Kingdom)	12,352
1,462	SAP AG (Germany)	118,592
1,100	Solera Holdings, Inc.	69,674
3,400	SS&C Technologies Holdings, Inc.*	136,068
37,300	Symantec Corp.	744,881

See Notes to Financial Statements.

Prudential Asset Allocation Fund	47

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
2,700	Synopsys, Inc.*	$103,707
2,100	Telenav, Inc.*	12,516
1,700	TIBCO Software, Inc.*	34,544
2,700	TiVo, Inc.*	35,721
200	Trend Micro, Inc. (Japan)	6,179
800	Verint Systems, Inc.*	37,544

		11,046,866

Specialty Retail 1.7%
19,100	Bed Bath & Beyond, Inc.*(a)	1,314,080
45,400	Best Buy Co., Inc.	1,199,014
1,600	Cato Corp. (The) (Class A Stock)	43,264
1,500	Citi Trends, Inc.*	24,435
1,800	Destination Maternity Corp.	49,320
7,000	Express, Inc.*	111,160
100	Fast Retailing Co. Ltd. (Japan)	36,169
1,700	Finish Line, Inc. (The)	46,053
10,400	GameStop Corp. (Class A Stock)	427,440
18,000	Gap, Inc. (The)	721,080
800	Haverty Furniture Cos., Inc.	23,760
1,507	Hennes & Mauritz AB (Sweden) (Class B Stock)	64,274
20,600	Home Depot, Inc. (The)	1,630,078
347	Inditex SA (Spain)	52,060
3,772	Kingfisher PLC (United Kingdom)	26,520
800	Lithia Motors, Inc. (Class A Stock)	53,168
1,400	New York & Co., Inc.*	6,146
100	Nitori Holdings Co Ltd. (Japan)	4,340
2,300	PetSmart, Inc.(a)	158,447
1,900	Pier 1 Imports, Inc.	35,872
300	Rent-A-Center, Inc.	7,980
5,900	Ross Stores, Inc.	422,145
50	Sanrio Co. Ltd. (Japan)	1,688
1,100	Sears Hometown and Outlet Stores, Inc.*	26,015
900	Select Comfort Corp.*	16,272
500	Systemax, Inc.*	7,455
2,200	Tilly’s, Inc.*	25,740
9,800	TJX Cos., Inc.	594,370
400	USS Co. Ltd. (Japan)	5,619
100	Winmark Corp.	7,566
1,500	Yamada Denki Co. Ltd. (Japan)	4,999
1,400	Zumiez, Inc.*	33,936

		7,180,465

See Notes to Financial Statements.

48

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.4%
12,100	Apple, Inc.	$6,494,554
400	Brother Industries Ltd. (Japan)	5,593
1,850	Canon, Inc. (Japan)	57,416
1,900	Electronics for Imaging, Inc.*	82,289
72,800	Hewlett-Packard Co.	2,355,808
2,600	Immersion Corp.*	27,430
800	Konica Minolta Holdings, Inc. (Japan)	7,485
4,000	NEC Corp. (Japan)	12,287
12,800	NetApp, Inc.	472,320
5,953	Nokia OYJ (Finland)*	43,799
1,100	Ricoh Co. Ltd. (Japan)	12,752
200	Seiko Epson Corp. (Japan)	6,249
4,800	Western Digital Corp.	440,736

		10,018,718

Textiles, Apparel & Luxury Goods 0.7%
333	Adidas AG (Germany)	36,007
300	Asics Corp. (Japan)	5,898
703	Burberry Group PLC (United Kingdom)	16,344
87	Christian Dior SA (France)	16,710
830	Cie Financiere Richemont SA (Switzerland)	79,297
6,000	Coach, Inc.	297,960
600	Culp, Inc.	11,844
1,900	G-III Apparel Group Ltd.*	136,002
49	Hugo Boss AG (Germany)	6,524
120	Kering (France)	24,468
9,000	Li & Fung Ltd. (Bermuda)	13,337
235	Luxottica Group SpA (Italy)	13,579
408	LVMH Moet Hennessy Louis Vuitton SA (France)	73,935
16,600	Michael Kors Holdings Ltd.*	1,548,282
3,500	NIKE, Inc. (Class B Stock)	258,510
700	Ralph Lauren Corp.	112,651
100	RG Barry Corp.	1,888
4,000	Steven Madden Ltd.*	143,920
49	Swatch Group AG (The) (Switzerland) (Bearer Shares)	30,739
70	Swatch Group AG (The) (Switzerland) (Registered Shares)	8,117
1,500	Yue Yuen Industrial Holdings Ltd. (Bermuda)	4,888

		2,840,900

See Notes to Financial Statements.

Prudential Asset Allocation Fund	49

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.1%
1,000	Bank Mutual Corp.	$6,340
2,400	Brookline Bancorp, Inc.	22,608
1,300	Capitol Federal Financial, Inc.	16,315
100	Federal Agricultural Mortgage Corp., (Class C Stock)	3,325
800	First Defiance Financial Corp.	21,696
1,000	Flagstar Bancorp, Inc.*	22,220
5,800	Home Loan Servicing Solutions Ltd.	125,280
200	Meta Financial Group, Inc.	8,970
2,200	OceanFirst Financial Corp.	38,918
2,300	Provident Financial Services, Inc.	42,251
5,000	Radian Group, Inc.	75,150

		383,073

Tobacco 0.6%
32,700	Altria Group, Inc.	1,223,961
3,018	British American Tobacco (United Kingdom)	168,360
1,548	Imperial Tobacco Group PLC (United Kingdom)	62,597
1,749	Japan Tobacco, Inc. (Japan)	54,897
4,900	Lorillard, Inc.	264,992
10,000	Philip Morris International, Inc.	818,700
321	Swedish Match AB (Sweden)	10,508

		2,604,015

Trading Companies & Distributors 0.2%
3,800	Aceto Corp.	76,342
600	Applied Industrial Technologies, Inc.	28,944
80	Brenntag AG (Germany)	14,858
513	Bunzl PLC (United Kingdom)	13,678
970	DXP Enterprises, Inc.*	92,082
2,400	Itochu Corp. (Japan)	28,081
2,600	Marubeni Corp. (Japan)	17,454
2,300	Mitsubishi Corp. (Japan)	42,665
2,800	Mitsui & Co. Ltd. (Japan)	39,574
9,800	MRC Global, Inc.*	264,208
6,681	Noble Group Ltd. (Bermuda)	6,316
346	Rexel SA (France)	9,078
1,900	Sojitz Corp. (Japan)	3,239
1,800	Sumitomo Corp. (Japan)	22,888
300	Toyota Tsusho Corp. (Japan)	7,609
390	Travis Perkins PLC (United Kingdom)	12,280

See Notes to Financial Statements.

50

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
1,000	Watsco, Inc.	$99,910
421	Wolseley PLC (United Kingdom)	23,987

		803,193

Transportation Infrastructure
612	Abertis Infraestructuras SA (Spain)	13,987
46	Aeroports de Paris (France)	5,733
606	Atlantia SpA (Italy)	15,571
1,516	Auckland International Airport Ltd. (New Zealand)	5,016
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	4,110
870	Groupe Eurotunnel SA (France)	11,106
8,100	Hutchison Port Holdings Trust (Singapore)	5,265
400	Kamigumi Co. Ltd. (Japan)	3,886
200	Mitsubishi Logistics Corp. (Japan)	2,779
1,706	Sydney Airport (Australia)	6,638
2,140	Transurban Group (Australia)	14,427

		88,518

Water Utilities
3,700	American States Water Co.	119,473
800	California Water Service Group	19,152
300	Connecticut Water Service, Inc.	10,251
200	Middlesex Water Co.	4,364
369	Severn Trent PLC (United Kingdom)	11,215
1,058	United Utilities Group PLC (United Kingdom)	13,917

		178,372

Wireless Telecommunication Services 0.1%
856	KDDI Corp. (Japan)	49,704
113	Millicom International Cellular SA, (Luxembourg) SDR	11,509
2,429	NTT DoCoMo, Inc. (Japan)	38,275
1,500	Softbank Corp. (Japan)	113,352
1,000	StarHub Ltd. (Singapore)	3,346
493	Tele2 AB (Sweden) (Class B Stock)	6,116
700	USA Mobility, Inc.	12,719
42,138	Vodafone Group PLC (United Kingdom)	154,954

		389,975

	TOTAL COMMON STOCKS (cost $197,018,007)	266,981,793

See Notes to Financial Statements.

Prudential Asset Allocation Fund	51

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
EXCHANGE TRADED FUND 0.2%
10,900	iShares MSCI EAFE Index Fund(a) (cost $590,091)	$732,153

PREFERRED STOCKS

Automobiles
97	Bayerische Motoren Werke AG (Germany)	9,165
229	Volkswagen AG (Germany)	59,379

		68,544

Banks
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)	83,220

Household Products
283	Henkel AG & Co. KGaA (Germany)	30,463

	TOTAL PREFERRED STOCKS (cost $118,044)	182,227

Units
RIGHTS*

Banks
9,194	Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 05/14/14	2,153

Insurance
2,086	RSA Insurance Group PLC (United Kingdom), expiring 05/09/14	1,165

Real Estate Investment Trusts (REITs)
299	Intu Properties PLC (United Kingdom), expiring 05/17/14	474

Real Estate Management & Development
1,900	New World Development Co. Ltd. (Hong Kong), expiring 05/17/14	398

	TOTAL RIGHTS (cost $2,128)	4,190

Description	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS 9.9%

Aerospace & Defense 0.1%
Alliant Techsystems, Inc., Gtd. Notes	6.875%	09/15/20	125	135,937
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.300	05/01/14	125	125,469

				261,406

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines 0.2%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2-A	4.000%	10/29/24	115	$116,150
Ser. 01A1(b)	6.703	06/15/21	31	33,640
Ser. A	7.250	11/10/19	107	125,646
Delta Air Lines, Inc., Pass-thru Certs., Ser. A	5.300	04/15/19	179	198,072
Ser. 071A	6.821	08/10/22	72	84,090
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A	4.000	04/11/26	90	90,338

				647,936

Automotive 0.2%
Cummins, Inc., Sr. Unsec’d. Notes	4.875	10/01/43	15	16,094
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207	04/15/16	265	280,848
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875	10/02/23	155	158,875
Sr. Unsec’d. Notes, 144A	6.250	10/02/43	135	146,137
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750	12/15/14	85	87,912
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500	01/15/16	55	59,434

				749,300

Banking 2.5%
American Express Co., Sr. Unsec’d. Notes	2.650	12/02/22	345	327,755
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	8.000(c)	12/29/49	380	430,350
Sr. Unsec’d. Notes, Ser. 1	3.750	07/12/16	95	100,463
Sr. Unsec’d. Notes	4.100	07/24/23	130	131,861
Sr. Unsec’d. Notes, MTN(a)	4.125	01/22/24	620	626,987
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	80	88,212
Sr. Unsec’d. Notes	5.700	01/24/22	205	235,202
Sr. Unsec’d. Notes(a)	6.000	09/01/17	135	153,153
Sr. Unsec’d. Notes	7.625	06/01/19	265	326,155
Sub. Notes	5.750	08/15/16	355	388,899
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300	10/30/15	100	106,832
Sr. Unsec’d. Notes	6.400	10/02/17	90	103,876
Sr. Unsec’d. Notes	7.250	02/01/18	220	261,887

See Notes to Financial Statements.

Prudential Asset Allocation Fund	53

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes(a)	6.125%	05/15/18	280	$321,811
Sr. Unsec’d. Notes	8.125	07/15/39	200	289,261
Sr. Unsec’d. Notes	8.500	05/22/19	65	82,815
Sub. Notes	5.000	09/15/14	82	83,588
Sub. Notes	6.125	08/25/36	165	180,514
Sub. Notes(a)	6.675	09/13/43	240	281,040
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	315,744
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250	07/27/21	270	298,887
Sr. Unsec’d. Notes	5.750	01/24/22	180	204,105
Sr. Unsec’d. Notes	6.250	09/01/17	5	5,710
Sr. Unsec’d. Notes	6.250	02/01/41	90	106,870
Sub. Notes	5.625	01/15/17	10	11,040
Sub. Notes	6.450	05/01/36	290	321,939
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600	08/02/18	195	196,317
Sub. Notes(a)	7.000	12/15/20	20	23,647
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	3.125	01/15/16	200	204,762
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	7.900(c)	04/29/49	300	339,000
Sr. Unsec’d. Notes	4.250	10/15/20	220	235,240
Sr. Unsec’d. Notes	5.400	01/06/42	150	165,529
Sub. Notes(a)	3.375	05/01/23	105	99,395
Sub. Notes	5.625	08/16/43	195	209,674
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375	01/21/21	200	240,218
Gtd. Notes, MTN, 144A	5.800	01/13/20	195	223,628
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450	01/09/17	460	508,536
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	285	324,165
Sr. Unsec’d. Notes	6.375	07/24/42	145	176,881
Sr. Unsec’d. Notes, Series G, GMTN	5.500	07/28/21	110	124,286
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346(c)	07/29/49	150	163,875
Northern Trust Corp., Sub. Notes	3.950	10/30/25	150	150,907
PNC Funding Corp., Gtd. Notes	6.700	06/10/19	65	78,298
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400	10/21/19	250	288,163
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000	09/24/15	110	113,280

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	2.450%	01/10/19	250	$252,295
US Bancorp, Sub. Notes, MTN(a)	2.950	07/15/22	130	125,035
Wells Fargo & Co., Sub. Notes(a)	4.125	08/15/23	345	349,017

				10,377,104

Brokerage 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43	65	68,081
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250	02/06/12	345	81,938
Sr. Unsec’d. Notes(d)	6.875	05/02/18	100	24,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16	100	101,243

				275,637

Building Materials & Construction 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18	150	152,250
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125	01/15/16	150	162,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.125	06/26/22	200	199,500
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22	90	89,255

				603,005

Cable 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	125	148,438
Comcast Corp., Gtd. Notes	6.450	03/15/37	35	43,057
Gtd. Notes	6.950	08/15/37	65	84,432
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500	03/01/16	45	47,037
Gtd. Notes	3.550	03/15/15	25	25,686
Gtd. Notes	5.150	03/15/42	200	189,078
Time Warner Cable, Inc., Gtd. Notes	5.850	05/01/17	310	348,524
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	150,375

				1,036,627

See Notes to Financial Statements.

Prudential Asset Allocation Fund	55

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	$166,800
Case New Holland, Inc., Gtd. Notes(a)	7.875	12/01/17	125	146,563
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500	03/15/16	50	54,456
Clean Harbors, Inc., Gtd. Notes(a)	5.250	08/01/20	125	128,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(b)(e)	6.375	10/15/17	296	340,741
Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(b)(e)	7.000	10/15/37	20	25,153
General Electric Co., Sr. Unsec’d. Notes(a)	4.125	10/09/42	15	14,413
Sr. Unsec’d. Notes	4.500	03/11/44	25	25,388
Griffon Corp., Gtd. Notes, 144A(a)	5.250	03/01/22	65	64,350
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $39,984; purchased 07/10/12)(b)(e)	2.500	07/11/14	40	40,192
Unsec’d. Notes, 144A (original cost $59,942; purchased 05/08/12)(b)(e)	3.125	05/11/15	60	61,478
United Technologies Corp., Sr. Unsec’d. Notes	5.700	04/15/40	60	71,639
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	170,327

				1,310,250

Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875	04/15/18	135	139,388
Celanese U.S. Holdings LLC, Gtd. Notes	6.625	10/15/18	150	158,400
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	93,831
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400	05/15/39	82	129,558
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/33	55	59,463
Sr. Unsec’d. Notes	5.625	11/15/43	170	182,569
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	120,277

				883,486

Consumer 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250	04/15/18	300	341,896

Electric 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250	08/01/16	35	39,191

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	$141,981
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875	07/31/20	125	137,500
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950	03/15/33	120	159,875
Duke Energy Carolinas LLC, First Mortgage Bonds	6.050	04/15/38	55	68,320
Duke Energy Progress, Inc., First Mortgage Bonds	4.100	03/15/43	225	214,855
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	151,414
Exelon Corp., Sr. Unsec’d. Notes	4.900	06/15/15	30	31,384
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	2.750	03/15/18	180	179,454
Florida Power & Light Co., First Mortgage Bonds	5.950	10/01/33	60	73,554
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	33,274
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250	04/01/16	150	164,625
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	5.950	05/15/37	115	135,019
Nevada Power Co., Gen. Ref. Mtge.	6.500	05/15/18	280	328,680
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	110,659
NSTAR Electric Co., Sr. Unsec’d. Notes	4.875	04/15/14	110	110,162
NSTAR LLC, Sr. Unsec’d. Notes	4.500	11/15/19	90	97,745
Public Service Co. of Colorado, First Mortgage Bonds	3.950	03/15/43	35	33,115
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	55	65,581
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	151,102
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	107,986
Sr. Unsec’d. Notes	5.613	04/01/17	36	40,142

				2,575,618

Energy - Integrated 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500	10/01/20	70	76,148
Chevron Corp., Sr. Unsec’d. Notes	2.427	06/24/20	40	39,714
Sr. Unsec’d. Notes	3.191	06/24/23	50	49,394

See Notes to Financial Statements.

Prudential Asset Allocation Fund	57

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	100	$103,750
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22	250	261,808

				530,814

Energy - Other 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375	09/15/17	300	343,444
Sr. Unsec’d. Notes	6.450	09/15/36	50	59,140
Sr. Unsec’d. Notes	6.950	06/15/19	25	29,838
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	9.500	05/15/16	149	153,470
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	140	144,635
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500	01/15/20	130	158,512
Transocean, Inc., Gtd. Notes	2.500	10/15/17	105	105,677
Weatherford International Ltd., Gtd. Notes	5.125	09/15/20	115	125,140

				1,119,856

Foods 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000	11/15/39	235	353,262
Bunge Ltd. Finance Corp., Gtd. Notes	5.350	04/15/14	215	215,310
Gtd. Notes	8.500	06/15/19	145	178,939
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)(b)(e)	6.000	11/27/17	150	171,419
Constellation Brands, Inc., Gtd. Notes	8.375	12/15/14	175	183,312
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	150	165,664

				1,267,906

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.375	11/01/18	150	153,937

Healthcare & Pharmaceutical 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400	11/06/42	75	73,372

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Actavis, Inc., Sr. Unsec’d. Notes(a)	4.625%	10/01/42	65	$62,116
Sr. Unsec’d. Notes	6.125	08/15/19	75	86,328
Amgen, Inc., Sr. Unsec’d. Notes	5.150	11/15/41	210	216,346
Sr. Unsec’d. Notes	5.375	05/15/43	120	128,213
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450	09/15/37	110	138,159
Express Scripts Holding Co., Gtd. Notes	2.750	11/21/14	310	314,509
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41	30	34,365
HCA, Inc., Sr. Sec’d. Notes(a)	4.750	05/01/23	200	197,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750	08/23/22	20	19,865
Sr. Unsec’d. Notes	5.625	12/15/15	250	268,423
LifePoint Hospitals, Inc., Gtd. Notes	6.625	10/01/20	125	135,625
Mallinckrodt International Finance SA, Gtd. Notes, 144A	3.500	04/15/18	175	172,386
Merck Sharp & Dohme Corp., Gtd. Notes	5.950	12/01/28	30	36,163
Mylan, Inc., Gtd. Notes	1.800	06/24/16	50	50,700
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	210	211,895
Sanofi (France), Sr. Unsec’d. Notes	1.250	04/10/18	140	136,966
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.150	02/01/24	185	190,334
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700	02/01/43	25	24,741

				2,498,256

Healthcare Insurance 0.3%
Cigna Corp., Sr. Unsec’d. Notes	5.875	03/15/41	50	58,873
Sr. Unsec’d. Notes	6.150	11/15/36	140	167,506
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125	01/15/15	540	562,925
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000	06/15/17	60	68,305
Sr. Unsec’d. Notes	6.500	06/15/37	100	125,649
Sr. Unsec’d. Notes	6.625	11/15/37	80	102,961
WellPoint, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	45	43,412
Sr. Unsec’d. Notes	4.650	01/15/43	125	121,021

				1,250,652

See Notes to Financial Statements.

Prudential Asset Allocation Fund	59

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	80	$88,967
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500	06/15/43	20	20,109
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400	12/15/20	260	309,775
Sr. Unsec’d. Notes(a)	8.250	08/15/18	155	193,749
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875	06/01/20	160	181,063
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375(c)	03/29/67	210	233,100
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000	01/15/19	90	104,196
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000	03/15/34	180	217,243
Lincoln National Corp., Jr. Sub. Notes	6.050(c)	04/20/67	40	39,750
Sr. Unsec’d. Notes	6.300	10/09/37	110	133,353
Sr. Unsec’d. Notes	7.000	06/15/40	130	171,054
Sr. Unsec’d. Notes	8.750	07/01/19	70	90,252
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	24,601
MetLife, Inc., Sr. Unsec’d. Notes	5.700	06/15/35	135	156,447
Sr. Unsec’d. Notes	6.375	06/15/34	15	18,853
Sr. Unsec’d. Notes	6.750	06/01/16	50	56,073
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	143,256
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	60	72,136
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375	04/30/20	105	121,628
Pacific Life Insurance Co., Sub. Notes, 144A	9.250	06/15/39	150	219,770
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	14,672
Progressive Corp. (The), Jr. Sub. Notes	6.700(c)	06/15/37	110	121,000
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39	240	314,936
Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	56,266
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600	05/15/15	110	115,250
Sr. Unsec’d. Notes	6.150	08/15/19	90	100,958
XL Group PLC (Ireland), Gtd. Notes	5.250	09/15/14	15	15,309

				3,333,766

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	200	$212,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	130	125,197
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750	05/15/18	500	578,345
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500	03/01/18	60	60,302

				975,844

Media & Entertainment 0.2%
Historic TW, Inc., Gtd. Notes	9.150	02/01/23	100	136,415
News America, Inc., Gtd. Notes(a)	6.150	02/15/41	70	82,332
Gtd. Notes	7.625	11/30/28	125	159,181
Time Warner Cos., Inc., Gtd. Notes	7.250	10/15/17	160	188,823
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	25	28,948
Gtd. Notes	6.250	03/29/41	30	35,145
Gtd. Notes	7.625	04/15/31	20	26,646
Viacom, Inc., Sr. Unsec’d. Notes	4.875	06/15/43	55	52,836
Sr. Unsec’d. Notes	5.850	09/01/43	60	65,930

				776,256

Metals 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	140	148,146
Peabody Energy Corp., Gtd. Notes(a)	6.000	11/15/18	115	120,606
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	5.000	06/01/15	115	120,391
Southern Copper Corp., Sr. Unsec’d. Notes	7.500	07/27/35	95	104,395
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050	10/23/15	105	106,207
Gtd. Notes, 144A	2.850	11/10/14	150	151,438

				751,183

Non-Captive Finance 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	600	704,376
Sr. Unsec’d. Notes, GMTN	6.875	01/10/39	170	223,880
Sub. Notes	5.300	02/11/21	100	112,475

See Notes to Financial Statements.

Prudential Asset Allocation Fund	61

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	90	$105,975

				1,146,706

Packaging 0.1%
Ball Corp., Gtd. Notes	4.000	11/15/23	250	233,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Sr. Unsec’d. Notes	4.500	01/15/23	150	143,250

				377,000

Paper 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(b)(e)	5.400	11/01/20	40	44,850
Graphic Packaging International, Inc., Gtd. Notes	7.875	10/01/18	150	160,500
International Paper Co., Sr. Unsec’d. Notes	6.000	11/15/41	30	34,396
Sr. Unsec’d. Notes	7.300	11/15/39	175	228,303
Sr. Unsec’d. Notes	7.500	08/15/21	85	106,941
Rock-Tenn Co., Gtd. Notes(a)	4.900	03/01/22	95	101,581
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	4.625	09/15/23	370	385,839

				1,062,410

Pipelines & Other 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800	11/01/43	10	10,197
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	160	159,593
Gtd. Notes	6.875	03/01/33	35	44,130
NiSource Finance Corp., Gtd. Notes	4.800	02/15/44	40	38,309
Gtd. Notes	5.250	09/15/17	55	61,146
Gtd. Notes	5.450	09/15/20	70	78,499
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	234,836

				626,710

Railroads 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	03/15/43	100	95,364
Sr. Unsec’d. Notes	6.700	08/01/28	135	162,841

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads (cont’d.)
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	$202,977
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903	02/15/23	97	92,299
Sr. Unsec’d. Notes	5.590	05/17/25	20	22,365

				575,846

Real Estate Investment Trusts 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000	10/01/14	194	201,760
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750	08/15/19	115	136,480
ProLogis LP, Gtd. Notes	6.875	03/15/20	11	12,991
Simon Property Group LP, Sr. Unsec’d. Notes	2.800	01/30/17	30	31,269
Sr. Unsec’d. Notes(a)	3.375	03/15/22	30	30,327
Sr. Unsec’d. Notes	6.125	05/30/18	530	616,536

				1,029,363

Retailers 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300	12/05/43	35	38,634
Sr. Unsec’d. Notes	5.750	05/15/41	95	110,099
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43	110	106,309
Limited Brands, Inc., Gtd. Notes	6.625	04/01/21	125	140,469
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500	03/15/29	60	73,143
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875	01/15/22	45	46,396

				515,050

Technology 0.3%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.400	05/03/23	285	264,274
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375	11/01/15	60	61,919
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000	12/15/18	125	135,000
Fidelity National Information Services, Inc., Gtd. Notes	7.875	07/15/20	175	188,259
Fiserv, Inc., Gtd. Notes	3.125	06/15/16	70	73,025
Seagate HDD Cayman, Gtd. Notes, 144A	3.750	11/15/18	90	92,700
Xerox Corp., Sr. Unsec’d. Notes	4.250	02/15/15	445	458,505

				1,273,682

See Notes to Financial Statements.

Prudential Asset Allocation Fund	63

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	33	$33,724
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	77,291
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11 - 05/11/11)(b)(e)	7.082	06/01/16	75	83,561
Sr. Unsec’d. Notes (original cost $199,986; purchased 05/12/06)(a)(b)(e)	7.995	06/01/36	200	208,678
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000	12/01/16	125	137,031
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	44,582
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400	09/15/33	250	296,812
Sr. Unsec’d. Notes	6.550	09/15/43	935	1,137,834

				2,019,513

Tobacco 0.3%
Altria Group, Inc., Gtd. Notes	4.000	01/31/24	260	260,493
Gtd. Notes	9.700	11/10/18	154	202,143
Gtd. Notes	10.200	02/06/39	52	85,334
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	245	243,037
Lorillard Tobacco Co., Gtd. Notes(a)	8.125	06/23/19	50	61,803
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17	220	253,642

				1,106,452

TOTAL CORPORATE BONDS (cost $38,446,652)				41,453,467

ASSET-BACKED SECURITIES 2.0%

Collateralized Debt Obligations 0.1%
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.454(c)	04/15/21	310	306,872

Collateralized Loan Obligations 1.1%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417(c)	04/20/25	250	246,533

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432%(c)	07/13/25	300	$295,832
Series 3A, Class A1, 144A	1.735(c)	04/28/26	300	297,720
Blue Hill CLO Ltd. (Cayman Islands), Series A-1A, Class A, 144A	1.767(c)	01/15/26	250	249,668
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388(c)	04/17/25	250	246,225
Flagship CLO (Cayman Islands), Series A1-7A, Class A1, 144A	1.688(c)	01/20/26	300	298,674
Flatiron CLO Ltd. (Cayman Islands), Series A1-1A, Class A1, 144A	1.690(c)	01/17/26	375	373,075
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.464(c)	08/21/20	30	29,840
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379(c)	04/15/24	300	294,644
ING Investment Management Co. (Cayman Islands), Series A2-3A, Class A2, 144A	2.036(c)	01/18/26	300	289,666
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706(c)	05/18/23	250	249,420
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1l, 144A	0.486(c)	02/22/20	54	53,716
Ocean Trails CLO IV (Cayman Islands), Series A-4A, Class A, 144A	1.537(c)	08/13/25	300	297,177
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289(c)	04/15/25	300	293,519
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937(c)	10/20/23	250	251,487
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489(c)	04/27/21	232	228,192
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488(c)	11/01/18	122	120,721
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359(c)	07/15/25	300	294,878

				4,410,987

See Notes to Financial Statements.

Prudential Asset Allocation Fund	65

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities 0.5%
Ares Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499%(c)	01/26/20	84	$83,179
Chase Issuance Trust, Series 2007-C1, Class C1	0.615(c)	04/15/19	700	693,745
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.005(c)	06/15/18	600	599,854
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157(c)	04/20/21	195	193,968
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387(c)	07/22/25	250	246,051
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886(c)	08/17/22	250	249,767

				2,066,564

Residential Mortgage-Backed Securities 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.804(c)	03/25/33	57	53,797
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.904(c)	03/25/34	510	483,915
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.357(c)	07/25/35	58	56,106
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.700(c)	07/25/34	78	74,001
Morgan Stanley ABS Capital I, Series 2004-NC1, Class M1	1.204(c)	12/27/33	358	344,497
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1	1.054(c)	07/25/32	86	78,893
Series 2002-NC4, Class M1	1.429(c)	09/25/32	98	90,836
RASC Trust, Series 2004-KS2, Class MI1	4.710(c)	03/25/34	24	20,828
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.919(c)	02/25/34	173	159,178

				1,362,051

TOTAL ASSET-BACKED SECURITIES (cost $8,050,190)				8,146,474

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	354	$282,694
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.725(c)	02/25/35	65	64,610
Series 2005-B, Class 2A1	2.614(c)	03/25/35	73	67,624
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A5	2.681(c)	02/25/37	203	202,660
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	70	71,748
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.736(c)	07/25/35	118	119,337
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000	12/25/33	7	7,642
Series 2004-4, Class 4A1	5.000	04/25/19	86	88,305
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.446(c)	02/25/34	108	109,692
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000	03/25/20	41	41,383

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,124,029)				1,055,695

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369	10/10/45	600	614,323
Series 2007-2, Class A1A	5.550(c)	04/10/49	914	1,003,139
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413	10/15/49	416	418,173
Series 2007-C6, Class A4	5.694(c)	12/10/49	100	111,397
Series 2013-GC11, Class A3	2.815	04/10/46	100	95,010
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929	03/10/46	200	191,486
Series 2013-CR8, Class A4	3.334	06/10/46	600	589,956
Series 2014-CR15, Class A2	2.928	02/10/47	400	411,370
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	1.663(c)	09/15/30	167	7,077
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A2	1.765	10/15/45	400	399,526
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022	07/10/45	200	206,982
Series 2013-CR11, Class A3	3.983	10/10/46	200	205,854

See Notes to Financial Statements.

Prudential Asset Allocation Fund	67

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-CR12, Class A3	3.765%	10/10/46	200	$202,168
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.466(c)	02/15/39	800	853,045
Fannie Mae-ACES, Series M2, Class A2	3.513(c)	12/25/23	375	381,990
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873	12/25/21	500	500,118
Series K020, Class A2	2.373	05/25/22	1,000	958,758
Series K020, Class X1, I/O	1.472(c)	05/25/22	2,960	272,297
Series K021, Class X1, I/O	1.511(c)	06/25/22	894	85,825
Series K029, Class A2	3.320(c)	02/25/23	800	811,036
Series K030, Class A2	3.250(c)	04/25/23	300	302,330
Series K034, Class A2	3.531(c)	07/25/23	400	411,173
Series K501, Class X1A, I/O	1.741(c)	08/25/16	1,136	31,003
Series K710, Class X1, I/O	1.782(c)	05/25/19	2,479	191,001
Series K711, Class X1, I/O	1.710(c)	07/25/19	2,488	188,015
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class A5	4.697	05/10/43	645	664,036
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	5.381	03/10/39	255	259,495
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895	09/12/37	500	519,844
Series 2005-CB13, Class ASB	5.285(c)	01/12/43	109	110,442
Series 2005-LDP2, Class A3	4.697	07/15/42	31	31,213
Series 2005-LDP2, Class AM	4.780	07/15/42	100	103,904
Series 2013-C16, Class A2	3.070	12/15/46	700	724,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523	05/12/45	321	333,794
Series 2012-CBX, Class A3	3.139	06/15/45	300	307,116
Series 2012-LC9, Class A4	2.611	12/15/47	200	187,126
Series 2013-C10, Class A4	2.875	12/15/47	500	475,438
Series 2013-LC11, Class A4	2.694	04/15/46	200	186,846
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.868(c)	06/12/46	480	521,630
Series 2007-6, Class A2	5.331	03/12/51	246	246,445
Series 2007-7, Class ASB	5.745(c)	06/12/50	949	955,503

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class A3	2.863%	12/15/48	200	$190,407
Series 2013-C11, Class A3	3.960	08/15/46	100	102,806
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.644(c)	10/15/42	600	638,308
Series 2007-HQ11, Class A31	5.439	02/12/44	45	45,514
Series 2007-HQ11, Class AAB	5.444	02/12/44	565	577,623
Series 2007-T27, Class AAB	5.648(c)	06/11/42	81	81,461
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	200	190,250
Series 2013-C5, Class A3	2.920	03/10/46	500	477,909
Series 2013-C6, Class A3	2.971	04/10/46	200	191,637
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179(c)	07/15/42	135	141,889
Series 2007-C34, Class A1A	5.608(c)	05/15/46	996	1,109,257

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,932,955)				18,817,612

COVERED BOND
Bank of Nova Scotia (Canada), Covered Bonds, 144A (cost $182,539)	1.650	10/29/15	180	183,287

FOREIGN AGENCIES 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	200	203,000
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A(a)	2.700	11/25/14	1,220	1,239,398
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20	100	111,814
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125	05/23/18	382	373,871
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	6.625	06/15/35	255	283,050
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000	05/20/16	195	193,294
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500	01/30/23	115	108,215
Gtd. Notes	4.875	01/18/24	65	67,113
Gtd. Notes	5.500	01/21/21	300	327,750
Gtd. Notes	6.500	06/02/41	85	93,075

See Notes to Financial Statements.

Prudential Asset Allocation Fund	69

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	460	$473,156

TOTAL FOREIGN AGENCIES (cost $3,443,782)				3,473,736

MUNICIPAL BONDS 0.5%

California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263	04/01/49	220	284,449
State of California, GO, BABs	7.300	10/01/39	210	282,171
State of California, GO, Tax. Var. Purp., BABs	7.500	04/01/34	15	20,288

				586,908

Illinois 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395	01/01/40	160	192,109
State of Illinois, Taxable, GO	4.421	01/01/15	90	92,534

				284,643

New Jersey 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs(a)	7.414	01/01/40	165	231,634

New York 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767	08/01/36	190	225,159

Ohio
Ohio State University Gen. Repts., BABs	4.910	06/01/40	65	70,690
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879	12/01/34	45	48,542

				119,232

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834	11/15/34	70	85,453

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511	12/01/45	80	91,352

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%	07/01/43	160	$190,373

Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028	04/01/26	50	56,543

TOTAL MUNICIPAL BONDS (cost $1,543,481)				1,871,297

SOVEREIGN BONDS 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250	01/07/25	200	193,500
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	1.625	02/27/19	225	223,515
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000	02/26/24	225	222,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000	03/25/19	90	89,370
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A	5.875	03/13/20	200	218,500
Sr. Unsec’d. Notes, 144A	6.875	01/17/18	165	187,481
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625	03/15/22	100	100,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200	01/30/20	100	110,700
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	160	149,600
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875	01/22/24	30	30,300
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	120	134,892
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750	03/08/44	118	112,100

TOTAL SOVEREIGN BONDS (cost $1,779,367)				1,772,808

See Notes to Financial Statements.

Prudential Asset Allocation Fund	71

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 8.9%
Federal Home Loan Bank	0.375%	08/28/15	55	$55,073
Federal Home Loan Bank	5.500	07/15/36	135	164,878
Federal Home Loan Mortgage Corp.(a)	1.750	05/30/19	180	178,375
Federal Home Loan Mortgage Corp.	2.348(c)	12/01/35	60	63,501
Federal Home Loan Mortgage Corp.(a)	2.375	01/13/22	790	773,795
Federal Home Loan Mortgage Corp.	3.500	TBA(f)	500	500,703
Federal Home Loan Mortgage Corp.	4.000	TBA(f)	1,000	1,033,789
Federal Home Loan Mortgage Corp.	4.000	06/01/26 - 11/01/39	958	1,002,586
Federal Home Loan Mortgage Corp.	4.500	10/01/39	596	635,799
Federal Home Loan Mortgage Corp.	5.000	07/01/18 - 10/01/35	589	634,849
Federal Home Loan Mortgage Corp.	5.500	12/01/33 - 10/01/37	491	543,146
Federal Home Loan Mortgage Corp.	6.000	01/01/34	121	134,525
Federal Home Loan Mortgage Corp.	7.000	10/01/31 - 05/01/32	51	57,622
Federal National Mortgage Assoc.	1.875	02/19/19	650	652,057
Federal National Mortgage Assoc.	2.166(c)	07/01/37	267	283,488
Federal National Mortgage Assoc.	2.500	TBA(f)	1,000	996,563
Federal National Mortgage Assoc.	3.000	TBA(f)	500	512,187
Federal National Mortgage Assoc.	3.000	TBA	4,000	3,860,625
Federal National Mortgage Assoc.	3.000	12/01/42	485	468,356
Federal National Mortgage Assoc.	3.500	TBA	1,500	1,503,750
Federal National Mortgage Assoc.	3.500	TBA	1,000	1,045,781
Federal National Mortgage Assoc.	3.500	06/01/39 - 05/01/42	3,212	3,234,461
Federal National Mortgage Assoc.	4.000	TBA(f)	2,000	2,071,562
Federal National Mortgage Assoc.	4.500	TBA	2,000	2,126,250
Federal National Mortgage Assoc.	4.500	07/01/19 - 09/01/39	868	926,107
Federal National Mortgage Assoc.	5.000	TBA(f)	1,500	1,631,367
Federal National Mortgage Assoc.	5.000	10/01/18 - 02/01/36	393	426,993
Federal National Mortgage Assoc.	5.500	12/01/16 - 07/01/34	754	839,024
Federal National Mortgage Assoc.	6.000	09/01/17 - 08/01/38	1,383	1,556,210
Federal National Mortgage Assoc.	6.500	07/01/17 - 10/01/37	1,064	1,191,241
Federal National Mortgage Assoc.	7.000	06/01/32	30	34,070
Federal National Mortgage Assoc.	7.500	09/01/30	3	3,293
Federal National Mortgage Assoc.	8.000	12/01/23	5	5,894
Federal National Mortgage Assoc.	8.500	02/01/28	6	7,205
Financing Corp., FICO Strip Principal	1.287(g)	10/06/17	570	540,349
Government National Mortgage Assoc.	3.000	TBA(f)	500	490,391
Government National Mortgage Assoc.	3.000	TBA(f)	500	491,641
Government National Mortgage Assoc.	3.500	TBA(f)	1,500	1,530,703
Government National Mortgage Assoc.	4.000	TBA(f)	1,500	1,576,172
Government National Mortgage Assoc.	4.500	TBA(f)	750	808,477

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	TBA(f)	1,000	$1,075,156
Government National Mortgage Assoc.	5.500	07/15/33 - 02/15/36	930	1,041,539
Government National Mortgage Assoc.	6.500	09/15/23 - 08/15/32	281	316,694
Government National Mortgage Assoc.	7.000	06/15/24 - 05/15/31	55	63,873
Government National Mortgage Assoc.	7.500	04/15/29 - 05/15/31	8	8,622
Government National Mortgage Assoc.	8.000	08/15/22 - 06/15/25	63	71,274

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,347,536)				37,170,016

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Bonds	3.750	11/15/43	315	326,123
U.S. Treasury Notes	0.625	04/30/18	3,054	2,958,324
U.S. Treasury Notes(h)	0.875	07/31/19	1,175	1,115,607
U.S. Treasury Notes	1.000	09/30/19	2,740	2,608,995
U.S. Treasury Notes(k)	1.375	06/30/18	1,050	1,045,078
U.S. Treasury Notes	1.500	12/31/18	2,545	2,525,912
U.S. Treasury Notes(a)	1.500	01/31/19 - 02/28/19	6,945	6,882,144
U.S. Treasury Notes	2.125	01/31/21	3,225	3,193,505
U.S. Treasury Notes	4.500	05/15/17	1,920	2,127,899
U.S. Treasury Strip Coupon	2.510(g)	08/15/21	735	611,665
U.S. Treasury Strip Principal	6.822(g)	02/15/44	1,580	515,556

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,009,108)				23,910,808

TOTAL LONG-TERM INVESTMENTS (cost $331,587,909)				405,755,563

			Shares

SHORT-TERM INVESTMENTS 11.8%
AFFILIATED MUTUAL FUNDS 11.7%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(i) (cost $21,182,464)			2,184,495	20,403,181
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(i)(j) (cost $28,491,093; includes $17,598,464 of cash collateral received for securities on loan)			28,491,093	28,491,093

TOTAL AFFILIATED MUTUAL FUNDS (cost $49,673,557)				48,894,274

See Notes to Financial Statements.

Prudential Asset Allocation Fund	73

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Description		Notional Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS (Continued)

OPTIONS PURCHASED*

Call Options
5 Year U.S. Treasury Notes Futures, expiring 05/23/14		2,100	$21,984

	Counterparty
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Bank PLC	4,590	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup NA	5,625	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup NA	5,625	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup NA	550	14,556
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup NA	920	24,349
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup NA	920	24,278

TOTAL OPTIONS PURCHASED (cost $106,154)			85,167

		Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bills, 0.050%, 06/19/14 (cost $389,957)(g)(k)		390	389,981

TOTAL SHORT-TERM INVESTMENTS (cost $50,169,668)			49,369,422

TOTAL INVESTMENTS 108.8% (cost $381,757,577; Note 5)			455,124,985
Liabilities in excess of other assets(l) (8.8)%			(36,959,239)

NET ASSETS 100.0%			$418,165,746

See Notes to Financial Statements.

74

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

ASX—Australian Securities Exchange

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

FHLMC—Federal Home Loan Mortgage Corp.

FTSE—Financial Times and Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

I/O—Interest Only

LIBOR—London Interbank Offered Rate

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

MTN—Medium Term Note

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,213,216; cash collateral of $17,598,464 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $889,045. The aggregate value of $976,072, is approximately 0.2% of net assets.
(f)	All or a partial principal amount of $10,750,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	75

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
	Long Positions:
21	2 Year U.S. Treasury Notes	Jun. 2014	$4,608,839	$4,610,812	$1,973
64	5 Year U.S. Treasury Notes	Jun. 2014	7,604,329	7,613,000	8,671
35	10 Year U.S. Treasury Notes	Jun. 2014	4,322,544	4,322,500	(44)
9	DJ Euro Stoxx 50 Index	Jun. 2014	372,878	384,366	11,488
2	FTSE 100 Index	Jun. 2014	218,777	218,178	(599)
3	MSCI EAFE Index Mini	Jun. 2014	279,877	284,250	4,373
34	S&P 500 E-Mini	Jun. 2014	3,115,996	3,169,820	53,824
1	TOPIX Index	Jun. 2014	118,565	116,553	(2,012)

					77,674

	Short Positions:
30	U.S. Long Bond	Jun. 2014	$3,987,868	$3,996,562	$(8,694)
6	U.S. Ultra Bond	Jun. 2014	860,295	866,813	(6,518)

					(15,212)

					$62,462

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreement:
382	05/17/18	0.989%	3 month LIBOR(1)	$6,405	$—	$6,405	Credit Suisse International

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
2,885	08/31/18	1.625%	3 month LIBOR(1)	$(2,582)	$7,218	$9,800
3,000	02/15/21	2.375%	3 month LIBOR(1)	1,421	7,818	6,397
270	01/22/22	2.785%	3 month LIBOR(1)	152	(5,180)	(5,332)

See Notes to Financial Statements.

76

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements: (cont’d.)
2,390	08/05/23	4.210%	3 month LIBOR(2)	$161	$28,298	$28,137
1,210	10/28/23	4.029%	3 month LIBOR(2)	155	2,771	2,616
650	03/31/44	3.475%	3 month LIBOR(2)	161	(8,711)	(8,872)

				$(532)	$32,214	$32,746

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	240	$(320)	$—	$(320)	JPMorgan Chase Bank

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	77

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$246,282,204	$20,668,789	$30,800
Exchange Traded Fund	732,153	—	—
Preferred Stocks	83,220	99,007	—
Rights	3,792	398	—
Corporate Bonds	—	40,895,869	557,598
Asset-Backed Securities
Collateralized Debt Obligations	—	306,872	—
Collateralized Loan Obligations	—	4,113,267	297,720
Non-Residential Mortgage-Backed Securities	—	2,066,564	—
Residential Mortgage-Backed Securities	—	1,362,051	—
Collateralized Mortgage Obligations	—	1,055,695	—
Commercial Mortgage-Backed Securities	—	18,817,612	—
Covered Bond	—	183,287	—
Foreign Agencies	—	3,473,736	—
Municipal Bonds	—	1,871,297	—
Sovereign Bonds	—	1,772,808	—
U.S. Government Agency Obligations	—	37,170,016	—
U.S. Treasury Obligations	—	24,300,789	—
Affiliated Mutual Funds	48,894,274	—	—
Options Purchased	21,984	63,183	—
Other Financial Instruments*
Futures Contracts	62,462	—	—
Interest Rate Swap Agreements	—	39,151	—
Credit Default Swap Agreements	—	(320)	—

Total	$296,080,089	$158,260,071	$886,118

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

Affiliated Mutual Funds (including 4.2% of collateral received for securities on loan)	11.7%
U.S. Government Agency Obligations	8.9
U.S. Treasury Obligations	5.8
Oil, Gas & Consumable Fuels	5.2%
Commercial Mortgage-Backed Securities	4.5
Banks	4.0
Pharmaceuticals	3.4

See Notes to Financial Statements.

78

Software	2.6%
Insurance	2.6
Banking	2.5
Technology Hardware, Storage & Peripherals	2.4
Internet Software & Services	2.0
Biotechnology	1.9
Capital Markets	1.8
Healthcare Equipment & Supplies	1.7
Specialty Retail	1.7
Food & Staples Retailing	1.6
Chemicals	1.6
Media	1.6
IT Services	1.6
Diversified Telecommunication Services	1.6
Communications Equipment	1.5
Aerospace & Defense	1.5
Machinery	1.4
Real Estate Investment Trusts (REITs)	1.4
Hotels, Restaurants & Leisure	1.2
Beverages	1.2
Energy Equipment & Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Industrial Conglomerates	1.1
Collateralized Loan Obligations	1.1
Household Products	1.0
Food Products	1.0
Healthcare Providers & Services	1.0
Road & Rail	1.0
Tobacco	0.9
Electric Utilities	0.9
Foreign Agencies	0.8
Metals & Mining	0.8
Diversified Financial Services	0.8
Electrical Equipment	0.7
Textiles, Apparel & Luxury Goods	0.7
Electric	0.6
Healthcare & Pharmaceutical	0.6
Multiline Retail	0.6
Consumer Finance	0.5
Non-Residential Mortgage-Backed Securities	0.5
Telecommunications	0.5
Automobiles	0.5
Real Estate Management & Development	0.5
Air Freight & Logistics	0.5
Airlines	0.5
Municipal Bonds	0.5
Sovereign Bonds	0.4
Household Durables	0.4
Life Sciences Tools & Services	0.4%
Internet & Catalog Retail	0.4
Building Products	0.4
Gas Utilities	0.4
Electronic Equipment, Instruments & Components	0.4
Multi-Utilities	0.3
Residential Mortgage-Backed Securities	0.3
Healthcare Technology	0.3
Capital Goods	0.3
Technology	0.3
Foods	0.3
Healthcare Insurance	0.3
Non-Captive Finance	0.3
Energy - Other	0.3
Construction & Engineering	0.3
Paper	0.3
Collateralized Mortgage Obligations	0.3
Cable	0.2
Real Estate Investment Trusts	0.2
Lodging	0.2
Trading Companies & Distributors	0.2
Media & Entertainment	0.2
Metals	0.2
Automotive	0.2
Commercial Services & Supplies	0.2
Exchange Traded Fund	0.2
Independent Power and Renewable Electricity Producers	0.2
Auto Components	0.2
Professional Services	0.2
Pipelines & Other	0.1
Building Materials & Construction	0.1
Railroads	0.1
Personal Products	0.1
Energy - Integrated	0.1
Retailers	0.1
Wireless Telecommunication Services	0.1
Thrifts & Mortgage Finance	0.1
Packaging	0.1
Consumer	0.1
Paper & Forest Products	0.1
Collateralized Debt Obligations	0.1
Brokerage	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

See Notes to Financial Statements.

Prudential Asset Allocation Fund	79

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Unrealized depreciation on over-the-counter swap agreements	$320
Equity contracts	Due from broker—variation margin	69,685	*	Due from broker—variation margin	2,611	*
Equity contracts	Unaffiliated Investments	4,190		—	—
Interest rate contracts	Due from broker—variation margin	57,594	*	Due from broker—variation margin	29,460	*
Interest rate contracts	Unaffiliated Investments	85,167		—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,405		—	—

Total		$223,041			$32,391

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange traded swap contracts cleared through an exchange. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Options Written	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(23,461)	$(23,461)
Equity contracts	642	—	345,518	—	—	346,160
Interest rate contracts	—	(31,269)	168,275	10,534	(133,728)	13,812

Total	$642	$(31,269)	$513,793	$10,534	$(157,189)	$336,511

See Notes to Financial Statements.

80

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$14,983	$14,983
Equity contracts	(5,677)	—	79,827	—	74,150
Interest rate contracts	—	(20,987)	(169,744)	103,813	(86,918)

Total	$(5,677)	$(20,987)	$(89,917)	$118,796	$2,215

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2014, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Futures—Long Positions(2)	Futures—Short Positions(2)	Interest Rate Swaps(3)	Credit Default Swaps—as Buyer(3)
$40,976	$23,031,629	$5,740,622	$13,998,667	$773,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	81

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

The Series invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$17,213,216	$—	$—	$17,213,216
Exchange traded and cleared derivatives	49,758	—	—	49,758
Over-the-counter derivatives*	69,588	—	—	69,588

				17,332,562

Liabilities:
Over-the-counter derivatives*	(320)	—	—	(320)

				(320)

Collateral Amounts Pledged/(Received):
Securities on loan				$(17,213,216)
Exchange traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$119,026

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

82

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2014

Prudential Asset Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $17,213,216:
Unaffiliated investments (cost $332,084,020)	$406,230,711
Affiliated investments (cost $49,673,557)	48,894,274
Foreign currency, at value (cost $665,675)	675,330
Receivable for investments sold	22,383,155
Dividends and interest receivable	1,292,434
Receivable for Series shares sold	258,863
Tax reclaim receivable	51,089
Due from broker—variation margin	27,774
Unrealized appreciation on over-the-counter swap agreements	6,405
Prepaid expenses	1,966

Total assets	479,822,001

Liabilities
Payable for investments purchased	43,349,064
Payable to broker for collateral for securities on loan (Note 3)	17,598,464
Management fee payable	222,921
Accrued expenses	146,737
Payable for Series shares reacquired	124,163
Distribution fee payable	103,262
Affiliated transfer agent fee payable	64,186
Payable to custodian	47,138
Unrealized depreciation on over-the-counter swap agreements	320

Total liabilities	61,656,255

Net Assets	$418,165,746

Net assets were comprised of:
Common stock, at par	$26,406
Paid-in capital in excess of par	334,704,308

334,730,714
Undistributed net investment income	959,513
Accumulated net realized gain on investment and foreign currency transactions	8,994,308
Net unrealized appreciation on investments and foreign currencies	73,481,211

Net assets, March 31, 2014	$418,165,746

See Notes to Financial Statements.

84

Class A
Net asset value and redemption price per share ($295,817,790 ÷ 18,707,802 shares of common stock issued and outstanding)	$15.81
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.73

Class B
Net asset value, offering price and redemption price per share ($14,829,868 ÷ 934,275 shares of common stock issued and outstanding)	$15.87

Class C
Net asset value, offering price and redemption price per share ($18,246,405 ÷ 1,149,738 shares of common stock issued and outstanding)	$15.87

Class R
Net asset value, offering price and redemption price per share ($388,178 ÷ 24,545 shares of common stock issued and outstanding)	$15.81

Class X
Net asset value, offering price and redemption price per share ($11,328 ÷ 714.4 shares of common stock issued and outstanding)	$15.86

Class Z
Net asset value, offering price and redemption price per share ($88,872,177 ÷ 5,589,022 shares of common stock issued and outstanding)	$15.90

See Notes to Financial Statements.

Prudential Asset Allocation Fund	85

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,991)	$2,851,022
Interest income (net of foreign withholding taxes of $2,048)	2,089,216
Affiliated dividend income	143,035
Affiliated income from securities loaned, net	9,474

Total income	5,092,747

Expenses
Management fee	1,321,565
Distribution fee—Class A	433,475
Distribution fee—Class B	71,413
Distribution fee—Class C	84,846
Distribution fee—Class R	1,293
Distribution fee—Class X	483
Transfer agent’s fees and expenses (including affiliated expense of $110,400)	280,000
Custodian’s fees and expenses	146,000
Registration fees	39,000
Shareholders’ reports	32,000
Audit fee	18,000
Directors’ fees	10,000
Legal fees and expenses	9,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	52,178

Total expenses	2,503,253
Less: Management fee waiver and expense reimbursement	(40,664)
Less: Distribution fee waiver—Class R	(431)

Net expenses	2,462,158

Net investment income	2,630,589

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	20,067,641
Futures transactions	513,793
Options written transactions	10,534
Swap agreements transactions	(157,189)
Foreign currency transactions	31,934

20,466,713

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $108,860)	12,032,734
Futures	(89,917)
Swap agreements	118,796
Foreign currencies	(25,174)

12,036,439

Net gain on investment and foreign currency transactions	32,503,152

Net Increase In Net Assets Resulting From Operations	$35,133,741

See Notes to Financial Statements.

86

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,630,589	$5,543,636
Net realized gain on investment and foreign currency transactions	20,466,713	22,041,563
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,036,439	14,095,973

Net increase in net assets resulting from operations	35,133,741	41,681,172

Dividends from net investment income (Note 1)
Class A	(3,859,086)	(4,331,612)
Class B	(98,460)	(98,819)
Class C	(114,650)	(103,320)
Class R	(3,719)	(3,392)
Class X	(714)	(4,039)
Class Z	(1,347,895)	(862,069)

	(5,424,524)	(5,403,251)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,486,429	72,173,663
Net asset value of shares issued in reinvestment of dividends	5,296,719	5,271,604
Cost of shares reacquired	(33,548,286)	(49,948,113)

Net increase (decrease) in net assets from Series share transactions	(7,765,138)	27,497,154

Total increase	21,944,079	63,775,075

Net Assets:
Beginning of period	396,221,667	332,446,592

End of period(a)	$418,165,746	$396,221,667

(a) Includes undistributed net investment income of:	$959,513	$3,753,448

See Notes to Financial Statements.

Prudential Asset Allocation Fund	87

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Asset Allocation Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Asset Allocation Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

88

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Asset Allocation Fund	89

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

90

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Options: The Series purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase. The Series also used purchased options to gain exposure to certain securities or foreign currencies. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

Prudential Asset Allocation Fund	91

Notes to Financial Statements

(Unaudited) continued

When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When the Series writes an option on a swap contract, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to

92

pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series entered into financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Series entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Series pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Prudential Asset Allocation Fund	93

Notes to Financial Statements

(Unaudited) continued

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Series sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

94

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the

Prudential Asset Allocation Fund	95

Notes to Financial Statements

(Unaudited) continued

parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2014, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

96

Written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Series held rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2014, which are included in Receivable for investments sold and Payable for investments purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Asset Allocation Fund	97

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

98

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65% for the six months ended March 31, 2014.

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets through January 31, 2015.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. In addition, the Series has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of Class X shares of the Series. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Class Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, R and X Plans, the Series compensates PIMS and PAD, as applicable, for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the six months ended March 31, 2014, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

Prudential Asset Allocation Fund	99

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Series that it received $84,010 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2014. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2014, it received $1, $10,792 and $1,115 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM, PIMS, QMA and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series’ security lending agent. For the six months ended March 31, 2014, PIM has been compensated $2,830 for these services. The Series invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2014 were $379,983,477 and $391,801,169, respectively. The amount of dollar rolls outstanding at March 31, 2014 was $11,165,039 (principal $10,750,000), which was 2.7% of total net assets.

100

Transactions in options written during the six months ended March 31, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2013	—	$—
Options written	64	14,450
Options terminated in closing purchase transactions	(52)	(12,225)
Options expired	(12)	(2,225)

Options outstanding at March 31, 2014	0	$0

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Tax Basis	$385,159,151

Appreciation	74,332,479
Depreciation	(4,366,645)

Net Unrealized Appreciation	$69,965,834

The difference between book and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, trust preferred securities and other cost basis differences between financial reporting and tax accounting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 and September 30, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Series utilized approximately $21,920,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$7,971,000

Prudential Asset Allocation Fund	101

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per share. There are 1 billion shares authorized for the Series, designated Class A, Class B, Class C, Class M, Class R, Class X and Class Z, each of which consists of 325 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2014, PI owned 259 Class R shares of the Series.

102

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	448,772	$6,873,288
Shares issued in reinvestment of dividends	248,844	3,750,081
Shares reacquired	(1,195,045)	(18,305,046)

Net increase (decrease) in shares outstanding before conversion	(497,429)	(7,681,677)
Shares issued upon conversion from Class B and X	69,664	1,068,108
Shares reacquired upon conversion into Class Z	(10,561)	(160,206)

Net increase (decrease) in shares outstanding	(438,326)	$(6,773,775)

Year ended September 30, 2013:
Shares sold	1,003,342	$14,258,387
Shares issued in reinvestment of dividends	318,539	4,211,092
Shares reacquired	(2,448,272)	(34,132,398)

Net increase (decrease) in shares outstanding before conversion	(1,126,391)	(15,662,919)
Shares issued upon conversion from Class B and Class X	148,435	2,088,050
Shares reacquired upon conversion into Class Z	(6,995)	(97,075)

Net increase (decrease) in shares outstanding	(984,951)	$(13,671,944)

Class B
Six months ended March 31, 2014:
Shares sold	130,562	$2,009,782
Shares issued in reinvestment of dividends	6,368	96,540
Shares reacquired	(44,268)	(682,949)

Net increase (decrease) in shares outstanding before conversion	92,662	1,423,373
Shares reacquired upon conversion into Class A	(57,189)	(881,453)

Net increase (decrease) in shares outstanding	35,473	$541,920

Year ended September 30, 2013:
Shares sold	358,785	$5,064,487
Shares issued in reinvestment of dividends	7,270	96,687
Shares reacquired	(95,924)	(1,340,747)

Net increase (decrease) in shares outstanding before conversion	270,131	3,820,427
Shares reacquired upon conversion into Class A	(129,448)	(1,825,645)

Net increase (decrease) in shares outstanding	140,683	$1,994,782

Prudential Asset Allocation Fund	103

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	143,948	$2,223,374
Shares issued in reinvestment of dividends	7,166	108,577
Shares reacquired	(76,988)	(1,180,297)

Net increase (decrease) in shares outstanding before conversion	74,126	1,151,654
Shares reacquired upon conversion into Class Z	(7,212)	(109,264)

Net increase (decrease) in shares outstanding	66,914	$1,042,390

Year ended September 30, 2013:
Shares sold	429,926	$6,039,292
Shares issued in reinvestment of dividends	7,461	99,159
Shares reacquired	(148,851)	(2,063,172)

Net increase (decrease) in shares outstanding before conversion	288,536	4,075,279
Shares reacquired upon conversion into Class Z	(2,212)	(32,796)

Net increase (decrease) in shares outstanding	286,324	$4,042,483

Class R
Six months ended March 31, 2014
Shares sold	4,135	$64,044
Shares issued in reinvestment of dividends	89	1,334
Shares reacquired	(461)	(7,248)

Net increase (decrease) in shares outstanding	3,763	$58,130

Year ended September 30, 2013:
Shares sold	5,758	$78,774
Shares issued in reinvestment of dividends	47	628
Shares reacquired	(1,623)	(22,527)

Net increase (decrease) in shares outstanding	4,182	$56,875

Class X
Six months ended March 31, 2014:
Shares issued in reinvestment of dividends	44.5	$676
Shares reacquired	(860.3)	(12,933)

Net increase (decrease) in shares outstanding before conversion	(815.8)	(12,257)
Shares reacquired upon conversion into Class A	(12,171.8)	(186,655)

Net increase (decrease) in shares outstanding	(12,987.6)	$(198,912)

Year ended September 30, 2013:
Shares sold	235	$3,293
Shares issued in reinvestment of dividends	300	3,991
Shares reacquired	(3,472)	(47,733)

Net increase (decrease) in shares outstanding before conversion	(2,937)	(40,449)
Shares reacquired upon conversion into Class A	(18,666)	(262,405)

Net increase (decrease) in shares outstanding	(21,603)	$(302,854)

104

Class Z	Shares	Amount
Six months ended March 31, 2014:
Shares sold	606,095	$9,315,941
Shares issued in reinvestment of dividends	88,475	1,339,511
Shares reacquired	(869,750)	(13,359,813)

Net increase (decrease) in shares outstanding before conversion	(175,180)	(2,704,361)
Shares issued upon conversion from Class A and C	17,652	269,470

Net increase (decrease) in shares outstanding	(157,528)	$(2,434,891)

Year ended September 30, 2013:
Shares sold	3,437,828	$46,729,430
Shares issued in reinvestment of dividends	64,762	860,047
Shares reacquired	(874,227)	(12,341,536)

Net increase (decrease) in shares outstanding before conversion	2,628,363	35,247,941
Shares issued upon conversion from Class A and Class C	9,920	129,871

Net increase (decrease) in shares outstanding	2,638,283	$35,377,812

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2014.

Prudential Asset Allocation Fund	105

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.70		$13.37	$11.32	$11.31	$10.52		$11.08
Income (loss) from investment operations:
Net investment income	.10		.21	.19	.17	.17		.22
Net realized and unrealized gain (loss) on investment transactions	1.22		1.34	2.06	.05	.83		(.48)
Total from investment operations	1.32		1.55	2.25	.22	1.00		(.26)
Less Dividends:
Dividends from net investment income	(.21)		(.22)	(.20)	(.21)	(.21)		(.30)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.81		$14.70	$13.37	$11.32	$11.31		$10.52
Total Return(b):	9.02%		11.78%	20.04%	1.91%	9.61%		(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$295,818		$281,499	$269,131	$243,314	$265,496		$276,469
Average net assets (000)	$289,777		$273,250	$257,847	$271,396	$272,202		$259,847
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22%	(g)	1.22%	1.29%	1.32%	1.28%		1.25%
Expenses before waivers and/or expense reimbursement	1.24%	(g)	1.24%	1.31%	1.34%	1.30%		1.27%
Net investment income	1.29%	(g)	1.50%	1.55%	1.45%	1.60%		2.41%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

106

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.71		$13.38	$11.33	$11.32	$10.53		$11.04
Income (loss) from investment operations:
Net investment income	.05		.11	.11	.09	.10		.16
Net realized and unrealized gain (loss) on investment transactions	1.21		1.35	2.05	.05	.83		(.47)
Total from investment operations	1.26		1.46	2.16	.14	.93		(.31)
Less Dividends:
Dividends from net investment income	(.10)		(.13)	(.11)	(.13)	(.14)		(.20)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.87		$14.71	$13.38	$11.33	$11.32		$10.53
Total Return(b):	8.63%		11.01%	19.18%	1.23%	8.92%		(2.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,830		$13,222	$10,142	$10,672	$13,952		$17,090
Average net assets (000)	$14,322		$11,466	$10,739	$13,268	$15,682		$18,440
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.92%	2.00%	2.02%	1.98%		1.95%
Expenses before waivers and/or expense reimbursement	1.94%	(g)	1.94%	2.02%	2.04%	2.00%		1.97%
Net investment income	.59%	(g)	.80%	.85%	.75%	.91%		1.75%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	107

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.71		$13.37	$11.32	$11.32	$10.53		$11.04
Income (loss) from investment operations:
Net investment income	.05		.11	.11	.09	.10		.16
Net realized and unrealized gain (loss) on investment transactions	1.21		1.36	2.05	.04	.83		(.47)
Total from investment operations	1.26		1.47	2.16	.13	.93		(.31)
Less Dividends:
Dividends from net investment income	(.10)		(.13)	(.11)	(.13)	(.14)		(.20)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.87		$14.71	$13.37	$11.32	$11.32		$10.53
Total Return(b):	8.63%		11.10%	19.20%	1.15%	8.92%		(2.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,246		$15,926	$10,653	$9,987	$11,111		$12,599
Average net assets (000)	$17,016		$12,912	$10,547	$11,105	$11,986		$12,415
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.92%	1.99%	2.02%	1.98%		1.95%
Expenses before waivers and/or expense reimbursement	1.94%	(g)	1.94%	2.01%	2.04%	2.00%		1.97%
Net investment income	.59%	(g)	.79%	.85%	.75%	.90%		1.72%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

108

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.69		$13.36	$11.31	$11.31	$10.52		$11.09
Income (loss) from investment operations:
Net investment income	.08		.18	.12	.15	.14		.20
Net realized and unrealized gain (loss) on investment transactions	1.22		1.35	2.10	.04	.84		(.50)
Total from investment operations	1.30		1.53	2.22	.19	.98		(.30)
Less Dividends:
Dividends from net investment income	(.18)		(.20)	(.17)	(.19)	(.19)		(.27)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.81		$14.69	$13.36	$11.31	$11.31		$10.52
Total Return(b):	8.89%		11.58%	19.82%	1.63%	9.42%		(2.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$388		$305	$222	$11	$10		$98
Average net assets (000)	$346		$273	$27	$11	$49		$506
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(g)	1.42%	1.51%	1.52%	1.48%		1.45%
Expenses before waivers and/or expense reimbursement	1.69%	(g)	1.69%	1.78%	1.79%	1.75%		1.72%
Net investment income	1.10%	(g)	1.30%	1.37%	1.25%	1.43%		2.25%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	109

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.70		$13.37	$11.32	$11.32	$10.53		$11.04
Income (loss) from investment operations:
Net investment income	.04		.11	.11	.09	.10		.16
Net realized and unrealized gain (loss) on investment transactions	1.22		1.35	2.05	.04	.83		(.47)
Total from investment operations	1.26		1.46	2.16	.13	.93		(.31)
Less Dividends:
Dividends from net investment income	(.10)		(.13)	(.11)	(.13)	(.14)		(.20)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.86		$14.70	$13.37	$11.32	$11.32		$10.53
Total Return(b):	8.63%		11.02%	19.20%	1.15%	8.92%		(2.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$201	$472	$818	$1,575		$2,516
Average net assets (000)	$97		$338	$688	$1,287	$1,929		$2,815
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(g)	1.92%	2.00%	2.02%	1.98%		1.95%
Expenses before waivers and/or expense reimbursement	1.94%	(g)	1.94%	2.02%	2.04%	2.00%		1.97%
Net investment income	.49%	(g)	.83%	.84%	.74%	.91%		1.75%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

110

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.80		$13.46	$11.39	$11.38	$10.58		$11.15
Income (loss) from investment operations:
Net investment income	.12		.25	.24	.20	.21		.25
Net realized and unrealized gain (loss) on investment transactions	1.23		1.35	2.06	.06	.83		(.48)
Total from investment operations	1.35		1.60	2.30	.26	1.04		(.23)
Less Dividends:
Dividends from net investment income	(.25)		(.26)	(.23)	(.25)	(.24)		(.34)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$15.90		$14.80	$13.46	$11.39	$11.38		$10.58
Total Return(b):	9.20%		12.10%	20.46%	2.19%	9.95%		(1.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,872		$85,068	$41,826	$33,026	$111,036		$102,402
Average net assets (000)	$86,194		$70,535	$38,043	$47,885	$107,157		$93,145
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.92%	(g)	.92%	.99%	1.02%	.98%		.95%
Expenses before waivers and/or expense reimbursement	.94%	(g)	.94%	1.01%	1.04%	1.00%		.97%
Net investment income	1.58%	(g)	1.76%	1.85%	1.72%	1.90%		2.71%
Portfolio turnover rate(d)	118%	(h)	234%	204%	230%	185%		259%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Less than $.005 per share.

(f) The Series received payments related to an unaffiliated-third party settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Fund	111

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2    0261769-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Multi-Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.05%	27.89%	179.71%	123.96%	—
Class B	12.70	26.98	170.30	108.59	—
Class C	12.76	27.05	170.44	108.70	—
Class R	12.95	27.63	177.04	N/A	105.08% (12/17/04)
Class Z	13.24	28.30	184.34	130.50	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Customized Blend Funds Average*	11.63	22.27	162.59	102.57	—
Lipper Multi-Cap Core Funds Average	11.33	22.19	157.12	103.92	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		20.86%	21.46%	7.79%	—
Class B		21.98	21.91	7.63	—
Class C		26.05	22.02	7.63	—
Class R		27.63	22.61	N/A	8.04% (12/17/04)
Class Z		28.30	23.24	8.71	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Customized Blend Funds Average*		22.27	21.08	7.18	—
Lipper Multi-Cap Core Funds Average		22.19	20.60	7.25	—

*The Lipper Customized Blend Funds Average was utilized because the Fund’s Manager believes that a blend of the Lipper Multi-Cap Core and Lipper Multi-Cap Value averages provides a more appropriate basis for Fund performance comparisons, although Lipper only classifies the Fund in the Lipper Multi-Cap Core Funds category.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales madewithin 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 87.50% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 7.03% for Class R.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Funds and Lipper Multi-Cap Core Funds Averages. Lipper Average Closest Month-End to Inception cumulative total returns is 80.42% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 6.47% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 84.82% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 6.75% for Class R.

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/14
Merck & Co., Inc., Pharmaceuticals	2.2%
CONSOL Energy, Inc., Oil, Gas & Consumable Fuels	2.0
PNC Financial Services Group, Inc., Banks	2.0
MetLife, Inc., Insurance	1.9
United Technologies Corp., Aerospace & Defense	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/14
Hotels, Restaurants & Leisure	8.3%
Oil, Gas & Consumable Fuels	8.1
Software	6.8
Pharmaceuticals	6.3
Media	5.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Equity Opportunity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,130.50	1.07%	$5.68
	Hypothetical	$1,000.00	$1,019.60	1.07%	$5.39

Class B	Actual	$1,000.00	$1,127.00	1.77%	$9.39
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class C	Actual	$1,000.00	$1,127.60	1.77%	$9.39
	Hypothetical	$1,000.00	$1,016.11	1.77%	$8.90

Class R	Actual	$1,000.00	$1,129.50	1.27%	$6.74
	Hypothetical	$1,000.00	$1,018.60	1.27%	$6.39

Class Z	Actual	$1,000.00	$1,132.40	0.77%	$4.09
	Hypothetical	$1,000.00	$1,021.09	0.77%	$3.88

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended March 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.07%	1.07%
B	1.77	1.77
C	1.77	1.77
R	1.52	1.27
Z	0.77	0.77

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.4%

COMMON STOCKS

Aerospace & Defense 2.8%
41,255	Boeing Co. (The)	$5,177,090
82,140	United Technologies Corp.	9,597,238

		14,774,328

Air Freight & Logistics 0.9%
34,001	FedEx Corp.	4,507,173

Airlines 0.8%
118,094	Delta Air Lines, Inc.	4,091,957

Auto Components 1.2%
74,178	Lear Corp.	6,210,182

Banks 4.5%
117,821	PNC Financial Services Group, Inc.	10,250,427
180,550	Wells Fargo & Co.	8,980,557
136,523	Zions Bancorporation	4,229,483

		23,460,467

Capital Markets 3.0%
192,464	Charles Schwab Corp. (The)	5,260,041
99,242	Evercore Partners, Inc. (Class A Stock)(a)	5,483,121
31,685	Goldman Sachs Group, Inc. (The)	5,191,587

		15,934,749

Chemicals 2.5%
65,565	Monsanto Co.	7,459,330
149,868	Potash Corp. of Saskatchewan, Inc. (Canada)	5,428,219

		12,887,549

Commercial Services & Supplies 1.0%
185,170	Brink’s Co. (The)	5,286,604

Communications Equipment 3.8%
611,076	Brocade Communications Systems, Inc.*	6,483,516
305,297	Juniper Networks, Inc.*	7,864,451
397,064	Polycom, Inc.*	5,447,718

		19,795,685

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services 3.0%
184,414	ING US, Inc.	$6,688,696
145,006	JPMorgan Chase & Co.	8,803,314

		15,492,010

Diversified Telecommunication Services 1.7%
320,028	Vivendi SA (France)	8,907,338

Electric Utilities 1.2%
189,674	PPL Corp.	6,285,796

Electronic Equipment, Instruments & Components 0.6%
129,009	Benchmark Electronics, Inc.*	2,922,054

Energy Equipment & Services 4.3%
90,493	Cameron International Corp.*	5,589,752
103,592	CHC Group Ltd. (Canada)*	765,545
86,520	Schlumberger Ltd.	8,435,700
253,563	Superior Energy Services, Inc.	7,799,598

		22,590,595

Food & Staples Retailing 2.2%
64,043	CVS Caremark Corp.	4,794,259
86,550	Wal-Mart Stores, Inc.	6,615,017

		11,409,276

Food Products 3.4%
46,553	Bunge Ltd.	3,701,429
159,082	Diamond Foods, Inc.*(a)	5,556,734
253,731	Mondelez International, Inc. (Class A Stock)	8,766,406

		18,024,569

Health Care Equipment & Supplies 1.3%
310,913	Hologic, Inc.*(a)	6,684,630

Health Care Providers & Services 2.5%
104,023	Express Scripts Holding Co.*	7,811,087
65,197	Universal Health Services, Inc. (Class B Stock)	5,350,718

		13,161,805

Health Care Technology 1.1%
316,381	Allscripts Healthcare Solutions, Inc.*	5,704,349

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 8.3%
113,718	Accor SA (France)	$5,819,782
228,576	Carnival Corp.	8,653,887
156,665	Hyatt Hotels Corp. (Class A Stock)*	8,430,144
443,439	International Game Technology	6,234,752
314,500	Pinnacle Entertainment, Inc.*(a)	7,453,650
752,163	Wendy’s Co. (The)	6,859,727

		43,451,942

Independent Power and Renewable Electricity Producers 1.5%
364,408	Calpine Corp.*	7,619,771

Industrial Conglomerates 1.1%
41,369	Siemens AG (Germany)	5,579,163

Insurance 2.9%
186,977	MetLife, Inc.	9,872,385
255,802	Symetra Financial Corp.	5,069,996

		14,942,381

Internet Software & Services 1.9%
6,583	Google, Inc. (Class A Stock)*	7,336,819
106,179	Liquidity Services, Inc.*(a)	2,765,963

		10,102,782

Life Sciences Tools & Services 0.9%
81,430	Agilent Technologies, Inc.	4,553,566

Machinery 1.2%
138,003	Terex Corp.(a)	6,113,533

Media 5.6%
114,939	Comcast Corp. (Special Class A Stock)	5,604,425
383,237	Live Nation Entertainment, Inc.*	8,335,405
1,179,600	Nine Entertainment Co. Holdings Ltd. (Australia)*	2,557,289
1,430,288	Nine Entertainment Co. Holdings Ltd. 144A (Australia)*	3,100,762
144,549	Thomson Reuters Corp. (Canada)	4,943,576
149,416	Twenty-First Century Fox, Inc.	4,776,829

		29,318,286

Metals & Mining 1.8%
318,167	Constellium NV (Netherlands) (Class A Stock)*	9,338,201

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 8.1%
74,573	Anadarko Petroleum Corp.	$6,320,808
262,904	Cobalt International Energy, Inc.*	4,816,401
261,513	CONSOL Energy, Inc.	10,447,444
30,267	EOG Resources, Inc.	5,937,477
207,639	Laredo Petroleum, Inc.*(a)	5,369,545
140,038	Rice Energy, Inc.*	3,695,603
170,193	Suncor Energy, Inc. (Canada)	5,949,947

		42,537,225

Pharmaceuticals 6.3%
52,572	Allergan, Inc.	6,524,185
247,233	Impax Laboratories, Inc.*	6,531,896
204,118	Merck & Co., Inc.	11,587,779
263,908	Pfizer, Inc.	8,476,725

		33,120,585

Semiconductors & Semiconductor Equipment 3.3%
159,998	Altera Corp.	5,798,327
160,932	International Rectifier Corp.*	4,409,537
133,559	Xilinx, Inc.	7,248,247

		17,456,111

Software 6.8%
295,601	Activision Blizzard, Inc.	6,042,084
544,927	Cadence Design Systems, Inc.(a)*	8,468,166
265,497	Fortinet, Inc.*	5,848,899
214,201	Microsoft Corp.	8,780,099
284,731	Rovi Corp.*	6,486,172

		35,625,420

Specialty Retail 0.7%
86,467	GameStop Corp. (Class A Stock)	3,553,794

Technology Hardware, Storage & Peripherals 3.2%
14,888	Apple, Inc.	7,990,985
225,553	Diebold, Inc.	8,997,309

		16,988,294

	TOTAL LONG-TERM INVESTMENTS (cost $359,075,577)	498,432,170

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 8.7%

AFFILIATED MONEY MARKET MUTUAL FUND
45,440,273	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $45,440,273; includes $17,844,013 of cash collateral for securities on loan) (Note 3)(b)(c)	$45,440,273

	TOTAL INVESTMENTS 104.1% (cost $404,515,850; Note 5)	543,872,443
	Liabilities in excess of other assets (4.1)%	(21,178,587)

	NET ASSETS 100.0%	$522,693,856

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,684,924; cash collateral of $17,844,013 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	13

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,774,328	$—	$—
Air Freight & Logistics	4,507,173	—	—
Airlines	4,091,957	—	—
Auto Components	6,210,182	—	—
Banks	23,460,467	—	—
Capital Markets	15,934,749	—	—
Chemicals	12,887,549	—	—
Commercial Services & Supplies	5,286,604	—	—
Communications Equipment	19,795,685	—	—
Diversified Financial Services	15,492,010	—	—
Diversified Telecommunication Services	—	8,907,338	—
Electric Utilities	6,285,796	—	—
Electronic Equipment, Instruments & Components	2,922,054	—	—
Energy Equipment & Services	22,590,595	—	—
Food & Staples Retailing	11,409,276	—	—
Food Products	18,024,569	—	—
Health Care Equipment & Supplies	6,684,630	—	—
Health Care Providers & Services	13,161,805	—	—
Health Care Technology	5,704,349	—	—
Hotels, Restaurants & Leisure	37,632,160	5,819,782	—
Independent Power and Renewable Electricity Producers	7,619,771	—	—
Industrial Conglomerates	—	5,579,163	—
Insurance	14,942,381	—	—
Internet Software & Services	10,102,782	—	—
Life Sciences Tools & Services	4,553,566	—	—
Machinery	6,113,533	—	—
Media	23,660,235	5,658,051	—
Metals & Mining	9,338,201	—	—
Oil, Gas & Consumable Fuels	42,537,225	—	—
Pharmaceuticals	33,120,585	—	—
Semiconductors & Semiconductor Equipment	17,456,111	—	—
Software	35,625,420	—	—
Specialty Retail	3,553,794	—	—
Technology Hardware, Storage & Peripherals	16,988,294	—	—
Affiliated Money Market Mutual Fund	45,440,273	—	—

Total	$517,908,109	$25,964,334	$—

See Notes to Financial Statements.

14

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 3.4% of collateral received for securities on loan)	8.7%
Hotels, Restaurants & Leisure	8.3
Oil, Gas & Consumable Fuels	8.1
Software	6.8
Pharmaceuticals	6.3
Media	5.6
Banks	4.5
Energy Equipment & Services	4.3
Communications Equipment	3.8
Food Products	3.4
Semiconductors & Semiconductor Equipment	3.3
Technology Hardware, Storage & Peripherals	3.2
Capital Markets	3.0
Diversified Financial Services	3.0
Insurance	2.9
Aerospace & Defense	2.8
Chemicals	2.5
Health Care Providers & Services	2.5
Food & Staples Retailing	2.2
Internet Software & Services	1.9
Metals & Mining	1.8%
Diversified Telecommunication Services	1.7
Independent Power and Renewable Electricity Producers	1.5
Health Care Equipment & Supplies	1.3
Auto Components	1.2
Electric Utilities	1.2
Machinery	1.2
Health Care Technology	1.1
Industrial Conglomerates	1.1
Commercial Services & Supplies	1.0
Air Freight & Logistics	0.9
Life Sciences Tools & Services	0.9
Airlines	0.8
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.6

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Series invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on Loan	$17,684,924	$—	$—	$17,684,924
Collateral Amounts Pledged/(Received):
Securities on Loan				(17,684,924)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $17,684,924:
Unaffiliated Investments (cost $359,075,577)	$498,432,170
Affiliated Investments (cost $45,440,273)	45,440,273
Receivable for investments sold	1,151,515
Receivable for Series shares sold	1,059,327
Dividends receivable	376,035
Tax reclaim receivable	84,335
Prepaid expenses	2,016

Total assets	546,545,671

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	17,844,013
Payable for investments purchased	4,503,411
Payable for Series shares reacquired	995,436
Management fee payable	258,589
Distribution fee payable	124,894
Accrued expenses	88,144
Affiliated transfer agent fee payable	32,209
Payable to custodian	5,119

Total liabilities	23,851,815

Net Assets	$522,693,856

Net assets were comprised of:
Common stock, at par	$24,723
Paid-in capital in excess of par	363,003,673

363,028,396
Undistributed net investment income	356,085
Accumulated net realized gain on investment and foreign currency transactions	19,948,126
Net unrealized appreciation on investments and foreign currencies	139,361,249

Net assets, March 31, 2014	$522,693,856

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($294,758,376 ÷ 13,838,380 shares of common stock issued and outstanding)	$21.30
Maximum sales charge (5.50% of offering price)	1.24

Maximum offering price to public	$22.54

Class B
Net asset value, offering price and redemption price per share
($13,560,368 ÷ 722,793 shares of common stock issued and outstanding)	$18.76

Class C
Net asset value, offering price and redemption price per share
($43,941,209 ÷ 2,341,546 shares of common stock issued and outstanding)	$18.77

Class R
Net asset value, offering price and redemption price per share
($6,688,035 ÷ 342,261 shares of common stock issued and outstanding)	$19.54

Class Z
Net asset value, offering price and redemption price per share
($163,745,868 ÷ 7,478,404 shares of common stock issued and outstanding)	$21.90

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $52,078)	$2,836,250
Affiliated income from securities loaned, net	22,557
Affiliated dividend income	17,925

Total income	2,876,732

Expenses
Management fee	1,393,457
Distribution fee—Class A	414,502
Distribution fee—Class B	60,902
Distribution fee—Class C	190,196
Distribution fee—Class R	20,775
Transfer agent’s fees and expenses (including affiliated expense of $67,900)	267,000
Custodian’s fees and expenses	42,000
Registration fees	33,000
Shareholders’ reports	30,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors’ fees	10,000
Insurance expenses	3,000
Miscellaneous	8,362

Total expenses	2,495,194
Less: Distribution fee waiver—Class R	(6,925)

Net expenses	2,488,269

Net investment income	388,463

Realized And Unrealized Gain On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	21,488,542
Foreign currency transactions	13,193

21,501,735

Net change in unrealized appreciation (depreciation) on:
Investments	36,030,491
Foreign currencies	1,382

36,031,873

Net gain on investment and foreign currency transactions	57,533,608

Net Increase In Net Assets Resulting From Operations	$57,922,071

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$388,463	$1,411,154
Net realized gain on investment and foreign currency transactions	21,501,735	30,392,602
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,031,873	59,998,295

Net increase in net assets resulting from operations	57,922,071	91,802,051

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(496,567)	(1,034,202)
Class B	—	(11,186)
Class C	—	(32,741)
Class R	(2,001)	(11,416)
Class Z	(580,891)	(700,883)

	(1,079,459)	(1,790,428)

Distributions from net realized gains
Class A	(9,522,750)	—
Class B	(479,822)	—
Class C	(1,446,736)	—
Class R	(199,099)	—
Class Z	(4,478,742)	—

	(16,127,149)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	70,564,051	51,128,029
Net asset value of shares issued in reinvestment of dividends and distributions	15,187,996	1,595,042
Cost of shares reacquired	(32,579,763)	(61,079,710)

Net increase (decrease) in net assets from Series share transactions	53,172,284	(8,356,639)

Total increase	93,887,747	81,654,984

Net Assets:
Beginning of period	428,806,109	347,151,125

End of period(a)	$522,693,856	$428,806,109

(a) Includes undistributed net investment income of:	$356,085	$1,047,081

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund, and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

22

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

24

performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.59% of the Series’ average daily net assets for the six months ended March 31, 2014.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that it has received $211,166 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2014. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2014, it received $3, $5,502 and $2,038 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2014, PIM has been compensated approximately $6,800 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2014, were $141,023,707 and $105,140,606, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Tax Basis	$406,022,885

Appreciation	138,772,144
Depreciation	(922,586)

Net Unrealized Appreciation	$137,849,558

The difference between book and tax basis was primarily attributable to deferred losses on wash sales. The other cost basis adjustments is attributed to mark-to-market of receivables and payables.

The Series utilized approximately $14,174,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2013.

26

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares.

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	1,026,783	$20,968,157
Shares issued in reinvestment of dividends and distributions	474,708	9,370,749
Shares reacquired	(1,026,998)	(20,880,050)

Net increase (decrease) in shares outstanding before conversion	474,493	9,458,856
Shares issued upon conversion from Class B and Class Z	51,406	1,045,519
Shares reacquired upon conversion into Class Z	(18,192)	(365,629)

Net increase (decrease) in shares outstanding	507,707	$10,138,746

Year ended September 30, 2013:
Shares sold	1,410,072	$25,069,371
Shares issued in reinvestment of dividends	64,631	992,724
Shares reacquired	(2,085,383)	(35,552,799)

Net increase (decrease) in shares outstanding before conversion	(610,680)	(9,490,704)
Shares issued upon conversion from Class B and Class Z	108,530	1,871,124
Shares reacquired upon conversion into Class Z	(54,325)	(938,169)

Net increase (decrease) in shares outstanding	(556,475)	$(8,557,749)

Class B
Six months ended March 31, 2014:
Shares sold	185,706	$3,337,838
Shares issued in reinvestment of dividends and distributions	26,672	464,900
Shares reacquired	(33,309)	(593,535)

Net increase (decrease) in shares outstanding before conversion	179,069	3,209,203
Shares reacquired upon conversion into Class A	(56,644)	(1,015,132)

Net increase (decrease) in shares outstanding	122,425	$2,194,071

Year ended September 30, 2013:
Shares sold	140,117	$2,236,363
Shares issued in reinvestment of dividends	784	10,729
Shares reacquired	(82,574)	(1,263,867)

Net increase (decrease) in shares outstanding before conversion	58,327	983,225
Shares reacquired upon conversion into Class A	(104,517)	(1,630,963)

Net increase (decrease) in shares outstanding	(46,190)	$(647,738)

28

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	496,591	$8,973,450
Shares issued in reinvestment of dividends and distributions	76,038	1,325,350
Shares reacquired	(140,622)	(2,534,452)

Net increase (decrease) in shares outstanding before conversion	432,007	7,764,348
Shares reacquired upon conversion into Class Z	(4,553)	(83,702)

Net increase (decrease) in shares outstanding	427,454	$7,680,646

Year ended September 30, 2013:
Shares sold	221,876	$3,621,362
Shares issued in reinvestment of dividends	2,244	30,722
Shares reacquired	(246,215)	(3,707,744)

Net increase (decrease) in shares outstanding before conversion	(22,095)	(55,660)
Shares reacquired upon conversion into Class Z	(10,727)	(160,849)

Net increase (decrease) in shares outstanding	(32,822)	$(216,509)

Class R
Six months ended March 31, 2014
Shares sold	138,850	$2,593,257
Shares issued in reinvestment of dividends and distributions	6,283	113,919
Shares reacquired	(48,453)	(913,718)

Net increase (decrease) in shares outstanding	96,680	$1,793,458

Year ended September 30, 2013:
Shares sold	97,005	$1,539,349
Shares issued in reinvestment of dividends	433	6,129
Shares reacquired	(67,350)	(1,033,404)

Net increase (decrease) in shares outstanding	30,088	$512,074

Prudential Jennison Equity Opportunity Fund	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2014:
Shares sold	1,658,176	$34,691,349
Shares issued in reinvestment of dividends and distributions	192,952	3,913,078
Shares reacquired	(364,902)	(7,658,008)

Net increase (decrease) in shares outstanding before conversion	1,486,226	30,946,419
Shares issued upon conversion from Class A and Class C	21,599	449,332
Shares reacquired upon conversion into Class A	(1,429)	(30,388)

Net increase (decrease) in shares outstanding	1,506,396	$31,365,363

Year ended September 30, 2013:
Shares sold	1,045,698	$18,661,584
Shares issued in reinvestment of dividends	35,222	554,738
Shares reacquired	(1,134,338)	(19,521,896)

Net increase (decrease) in shares outstanding before conversion	(53,418)	(305,574)
Shares issued upon conversion from Class A and Class C	62,220	1,099,018
Shares reacquired upon conversion into Class A	(15,210)	(240,161)

Net increase (decrease) in shares outstanding	(6,408)	$553,283

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2014.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.56		$15.40	$12.15	$12.39	$11.38		$11.35
Income (loss) from investment operations:
Net investment income	.02		.06	.06	.01	-	(d)	.13
Net realized and unrealized gain (loss) on investment transactions	2.48		4.18	3.19	(.25)	1.01		.06
Total from investment operations	2.50		4.24	3.25	(.24)	1.01		.19
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.08)	-	-	-		(.09)
Distributions from net realized gains	(.72)		-	-	-	-		-
Tax return of capital distributions	-		-	-	-	-		(.07)
Total dividends and distributions	(.76)		(.08)	-	-	-		(.16)
Capital Contributions(e):	-		-	-	-	-	(d)	-
Net asset value, end of period	$21.30		$19.56	$15.40	$12.15	$12.39		$11.38
Total Return(b):	13.05%		27.64%	26.75%	(1.94)%	8.88%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$294,759		$260,720	$213,926	$189,105	$210,516		$208,977
Average net assets (000)	$277,094		$231,545	$210,097	$227,408	$212,873		$173,786
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.07%	(f)	1.10%	1.13%	1.15%	1.20%		1.26%
Expenses before waivers and/or expense reimbursement	1.07%	(f)	1.10%	1.13%	1.15%	1.20%		1.26%
Net investment income (loss)	.15%	(f)	.36%	.44%	.11%	(.03)%		1.37%
Portfolio turnover rate	23%	(g)	55%	40%	66%	71%		74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.33		$13.70	$10.88	$11.17	$10.33		$10.31
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.05)	(.03)	(.07)	(.08)		.07
Net realized and unrealized gain (loss) on investment transactions	2.20		3.70	2.85	(.22)	.92		.05
Total from investment operations	2.15		3.65	2.82	(.29)	.84		.12
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		(.03)
Distributions from net realized gains	(.72)		-	-	-	-		-
Tax return of capital distributions	-		-	-	-	-		(.07)
Total dividends and distributions	(.72)		(.02)	-	-	-		(.10)
Capital Contributions(e):	-		-	-	-	-	(d)	-
Net asset value, end of period	$18.76		$17.33	$13.70	$10.88	$11.17		$10.33
Total Return(b):	12.70%		26.66%	25.92%	(2.60)%	8.13%		1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,560		$10,406	$8,856	$10,079	$16,841		$22,077
Average net assets (000)	$12,214		$9,405	$9,961	$15,538	$19,765		$28,455
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(f)	1.80%	1.83%	1.85%	1.90%		1.96%
Expenses before waivers and/or expense reimbursement	1.77%	(f)	1.80%	1.83%	1.85%	1.90%		1.96%
Net investment income (loss)	(.54)%	(f)	(.33)%	(.26)%	(.60)%	(.73)%		.93%
Portfolio turnover rate	23%	(g)	55%	40%	66%	71%		74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.33		$13.70	$10.88	$11.17	$10.33		$10.31
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.05)	(.03)	(.07)	(.08)		.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.21		3.70	2.85	(.22)	.92		.06
Total from investment operations	2.16		3.65	2.82	(.29)	.84		.12
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		(.03)
Distributions from net realized gains	(.72)		-	-	-	-		-
Tax return of capital distributions	-		-	-	-	-		(.07)
Total dividends and distributions	(.72)		(.02)	-	-	-		(.10)
Capital Contributions(e):	-		-	-	-	-	(d)	-
Net asset value, end of period	$18.77		$17.33	$13.70	$10.88	$11.17		$10.33
Total Return(b):	12.76%		26.66%	25.92%	(2.60)%	8.13%		1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,941		$33,179	$26,667	$24,251	$27,097		$25,599
Average net assets (000)	$38,144		$28,668	$27,151	$29,339	$26,616		$21,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(f)	1.80%	1.83%	1.85%	1.90%		1.96%
Expenses before waivers and/or expense reimbursement	1.77%	(f)	1.80%	1.83%	1.85%	1.90%		1.96%
Net investment income (loss)	(.55)%	(f)	(.34)%	(.26)%	(.59)%	(.73)%		.69%
Portfolio turnover rate	23%	(g)	55%	40%	66%	71%		74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.99		$14.18	$11.21	$11.45	$10.52		$10.52
Income (loss) from investment operations:
Net investment income (loss)	-	(e)	.03	.04	(.01)	(.02)		.04
Net realized and unrealized gain (loss) on investment transactions	2.28		3.83	2.93	(.23)	.95		.10
Total from investment operations	2.28		3.86	2.97	(.24)	.93		.14
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.05)	-	-	-		(.07)
Distributions from net realized gains	(.72)		-	-	-	-		-
Tax return of capital distributions	-		-	-	-	-		(.07)
Total dividends and distributions	(.73)		(.05)	-	-	-		(.14)
Capital Contributions(f):	-		-	-	-	-	(e)	-
Net asset value, end of period	$19.54		$17.99	$14.18	$11.21	$11.45		$10.52
Total Return(b):	12.95%		27.34%	26.49%	(2.10)%	8.84%		1.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,688		$4,418	$3,056	$1,041	$735		$5
Average net assets (000)	$5,555		$3,599	$2,401	$1,104	$202		$7
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.27%	(g)	1.30%	1.33%	1.35%	1.40%		1.46%
Expenses before waivers and/or expense reimbursement	1.52%	(g)	1.55%	1.58%	1.60%	1.65%		1.71%
Net investment income (loss)	(.03)%	(g)	.17%	.27%	(.09)%	(.20)%		.47%
Portfolio turnover rate	23%	(h)	55%	40%	66%	71%		74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The distribution of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.11		$15.83	$12.49	$12.69	$11.63		$11.59
Income (loss) from investment operations:
Net investment income	.05		.12	.11	.06	.03		.16
Net realized and unrealized gain (loss) on investment transactions	2.55		4.28	3.27	(.26)	1.03		.07
Total from investment operations	2.60		4.40	3.38	(.20)	1.06		.23
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.04)	-	-		(.12)
Distributions from net realized gains	(.72)		-	-	-	-		-
Tax return of capital distributions	-		-	-	-	-		(.07)
Total dividends and distributions	(.81)		(.12)	(.04)	-	-		(.19)
Capital Contributions(e):	-		-	-	-	-	(d)	-
Net asset value, end of period	$21.90		$20.11	$15.83	$12.49	$12.69		$11.63
Total Return(b):	13.24%		28.01%	27.14%	(1.58)%	9.11%		2.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$163,746		$120,082	$94,646	$69,420	$65,002		$49,670
Average net assets (000)	$139,962		$104,364	$84,211	$76,050	$57,774		$37,242
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.77%	(f)	.80%	.83%	.85%	.90%		.96%
Expenses before waivers and/or expense reimbursement	.77%	(f)	.80%	.83%	.85%	.90%		.96%
Net investment income	.46%	(f)	.66%	.74%	.41%	.28%		1.67%
Portfolio turnover rate	23%	(g)	55%	40%	66%	71%		74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    0261524-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	11.71%	28.13%	152.58%	116.84%	—
Class B	11.28	27.20	143.89	101.82	—
Class C	11.31	27.21	144.29	102.15	—
Class R	11.58	27.82	150.30	N/A	101.09% (12/17/04)
Class Z	11.88	28.54	156.44	122.98	—
Russell 1000® Growth Index	11.67	23.22	166.70	113.16	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Large-Cap Growth Funds Average	10.67	23.49	147.68	100.67	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		21.09%	19.01%	7.44%	—
Class B		22.20	19.42	7.27	—
Class C		26.21	19.56	7.29	—
Class R		27.82	20.14	N/A	7.81% (12/17/04)
Class Z		28.54	20.72	8.35	—
Russell 1000 Growth Index		23.22	21.68	7.86	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Large-Cap Growth Funds Average		23.49	19.81	7.15	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 102.10% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 7.90% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 87.50% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 7.03% for Class R.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 87.57% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 6.97% for Class R.

Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/14 (excluding short-term investments)
Google, Inc. (Class A Stock), Internet Software & Services	4.2%
MasterCard, Inc. (Class A Stock), IT Services	3.6
Apple, Inc., Technology Hardware, Storage & Peripherals	3.1
Amazon.com, Inc., Internet & Catalog Retail	3.0
Biogen Idec, Inc., Biotechnology	2.6

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/14 (excluding short-term investments)
Internet Software & Services	8.9%
Biotechnology	8.8
Software	8.2
Pharmaceuticals	8.1
Internet & Catalog Retail	7.1

Industry weightings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,117.10	1.03%	$5.44
	Hypothetical	$1,000.00	$1,019.80	1.03%	$5.19

Class B	Actual	$1,000.00	$1,112.80	1.73%	$9.11
	Hypothetical	$1,000.00	$1,016.31	1.73%	$8.70

Class C	Actual	$1,000.00	$1,113.10	1.73%	$9.11
	Hypothetical	$1,000.00	$1,016.31	1.73%	$8.70

Class R	Actual	$1,000.00	$1,115.80	1.23%	$6.49
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19

Class Z	Actual	$1,000.00	$1,118.80	0.73%	$3.86
	Hypothetical	$1,000.00	$1,021.29	0.73%	$3.68

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended March 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.03%	1.03%
B	1.73	1.73
C	1.73	1.73
R	1.48	1.23
Z	0.73	0.73

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 5.0%
360,427	Boeing Co. (The)	$45,229,984
190,659	Precision Castparts Corp.	48,190,969
336,324	United Technologies Corp.	39,296,096

		132,717,049

Automobiles 1.1%
137,418	Tesla Motors, Inc.*(a)	28,644,782

Biotechnology 8.8%
280,812	Alexion Pharmaceuticals, Inc.*	42,719,930
226,500	Biogen Idec, Inc.*	69,279,555
227,669	Celgene Corp.*	31,782,592
599,250	Gilead Sciences, Inc.*	42,462,855
164,942	Incyte Corp. Ltd.*(a)	8,827,696
31,236	Intercept Pharmaceuticals, Inc.*	10,301,320
401,893	Vertex Pharmaceuticals, Inc.*(a)	28,421,873

		233,795,821

Capital Markets 2.1%
178,379	Goldman Sachs Group, Inc. (The)	29,227,399
837,234	Morgan Stanley	26,096,584

		55,323,983

Chemicals 2.0%
479,566	Monsanto Co.	54,560,224

Energy Equipment & Services 1.3%
351,609	Schlumberger Ltd.	34,281,878

Food & Staples Retailing 3.2%
377,378	Costco Wholesale Corp.	42,145,575
206,280	Sprouts Farmers Market, Inc.*	7,432,268
675,156	Whole Foods Market, Inc.(a)	34,237,161

		83,815,004

Food Products 1.7%
214,636	Mead Johnson Nutrition Co.	17,844,837
820,732	Mondelez International, Inc. (Class A Stock)	28,356,291

		46,201,128

See Notes to Financial Statements.

Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.5%
1,059,926	Abbott Laboratories	$40,817,750

Health Care Providers & Services 1.0%
357,215	Express Scripts Holding Co.*	26,823,274

Hotels, Restaurants & Leisure 4.5%
45,625	Chipotle Mexican Grill, Inc.*	25,917,281
562,484	Dunkin’ Brands Group, Inc.(a)	28,225,447
230,314	Las Vegas Sands Corp.	18,604,765
279,629	Marriott International, Inc. (Class A Stock)(a)	15,664,817
415,015	Starbucks Corp.	30,453,801

		118,866,111

Internet & Catalog Retail 7.1%
240,322	Amazon.com, Inc.*	80,873,159
88,074	Netflix, Inc.*	31,004,690
52,705	Priceline Group, Inc. (The)*	62,818,563
154,545	TripAdvisor, Inc.*(a)	14,000,232

		188,696,644

Internet Software & Services 8.9%
1,104,574	Facebook, Inc. (Class A Stock)*	66,539,538
100,209	Google, Inc. (Class A Stock)*	111,683,933
204,517	LinkedIn Corp. (Class A Stock)*	37,823,374
303,085	Pandora Media, Inc.*(a)	9,189,537
241,784	Twitter, Inc.*(a)	11,284,059

		236,520,441

IT Services 6.9%
95,708	Accenture PLC (Class A Stock)	7,629,842
136,754	FleetCor Technologies, Inc.*	15,740,385
1,274,183	MasterCard, Inc. (Class A Stock)	95,181,470
296,308	Visa, Inc. (Class A Stock)	63,961,045

		182,512,742

Life Sciences Tools & Services 1.6%
283,120	Illumina, Inc.*(a)	42,088,619

Media 4.2%
367,270	Discovery Communications, Inc. (Class A Stock)*	30,373,229
857,445	Twenty-First Century Fox, Inc.	27,412,517

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
658,395	Walt Disney Co. (The)	$52,717,687

		110,503,433

Oil, Gas & Consumable Fuels 2.6%
292,396	Concho Resources, Inc.*	35,818,510
173,366	EOG Resources, Inc.	34,009,208

		69,827,718

Personal Products 0.7%
281,730	Estee Lauder Cos., Inc. (The) (Class A Stock)	18,842,103

Pharmaceuticals 8.1%
388,456	Allergan, Inc.	48,207,390
1,016,578	Bristol-Myers Squibb Co.	52,811,227
731,783	Merck & Co., Inc.	41,543,321
1,125,696	Novo Nordisk A/S (Denmark), ADR	51,388,022
135,750	Perrigo Co. PLC	20,995,095

		214,945,055

Real Estate Investment Trusts (REITs) 1.2%
380,672	American Tower Corp.	31,165,617

Road & Rail 2.7%
223,563	Canadian Pacific Railway Ltd. (Canada)	33,630,582
200,312	Union Pacific Corp.	37,590,550

		71,221,132

Semiconductors & Semiconductor Equipment 0.8%
433,359	ARM Holdings PLC (United Kingdom), ADR(a)	22,088,308

Software 8.2%
483,530	Adobe Systems, Inc.*	31,787,262
216,558	FireEye, Inc.*(a)	13,333,476
588,704	Red Hat, Inc.*	31,189,538
813,550	Salesforce.com, Inc.*	46,445,569
404,067	Splunk, Inc.*	28,886,750
75,550	Tableau Software, Inc. (Class A Stock)*	5,747,844
354,056	VMware, Inc. (Class A Stock)*(a)	38,245,129
239,132	Workday, Inc. (Class A Stock)*	21,863,839

		217,499,407

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 4.6%
304,836	Inditex SA (Spain)	$45,734,559
98,453	O’Reilly Automotive, Inc.*(a)	14,609,441
150,196	Tiffany & Co.(a)	12,939,385
799,692	TJX Cos., Inc. (The)	48,501,320

		121,784,705

Technology Hardware, Storage & Peripherals 3.1%
153,303	Apple, Inc.	82,283,852

Textiles, Apparel & Luxury Goods 6.3%
475,245	Luxottica Group SpA (Italy)	27,460,236
335,078	Michael Kors Holdings Ltd.*	31,252,725
713,436	NIKE, Inc. (Class B Stock)	52,694,383
41,910	Swatch Group AG (The) (Switzerland) (Bearer Shares)	26,291,544
267,130	Under Armour, Inc. (Class A Stock)*(a)	30,623,783

		168,322,671

	TOTAL LONG-TERM INVESTMENTS (cost $1,507,524,668)	2,634,149,451

SHORT-TERM INVESTMENT 9.8%

AFFILIATED MONEY MARKET MUTUAL FUND
259,598,569	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $259,598,569; includes $221,251,671 of cash collateral received for securities on loan) (Note 3)(b)(c)	259,598,569

	TOTAL INVESTMENTS 109.0% (cost $1,767,123,237; Note 5)	2,893,748,020
	Liabilities in excess of other assets (9.0)%	(238,173,530)

	NET ASSETS 100.0%	$2,655,574,490

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,133,111; cash collateral of $221,251,671 (included with liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.

See Notes to Financial Statements.

12

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$132,717,049	$—	$—
Automobiles	28,644,782	—	—
Biotechnology	233,795,821	—	—
Capital Markets	55,323,983	—	—
Chemicals	54,560,224	—	—
Energy Equipment & Services	34,281,878	—	—
Food & Staples Retailing	83,815,004	—	—
Food Products	46,201,128	—	—
Health Care Equipment & Supplies	40,817,750	—	—
Health Care Providers & Services	26,823,274	—	—
Hotels, Restaurants & Leisure	118,866,111	—	—
Internet & Catalog Retail	188,696,644	—	—
Internet Software & Services	236,520,441	—	—
IT Services	182,512,742	—	—
Life Sciences Tools & Services	42,088,619	—	—
Media	110,503,433	—	—
Oil, Gas & Consumable Fuels	69,827,718	—	—
Personal Products	18,842,103	—	—
Pharmaceuticals	214,945,055	—	—
Real Estate Investment Trusts (REITs)	31,165,617	—	—
Road & Rail	71,221,132	—	—
Semiconductors & Semiconductor Equipment	22,088,308	—	—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	13

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Software	$217,499,407	$—	$—
Specialty Retail	76,050,146	45,734,559	—
Technology Hardware, Storage & Peripherals	82,283,852	—	—
Textiles, Apparel & Luxury Goods	114,570,891	53,751,780	—
Affiliated Money Market Mutual Fund	259,598,569	—	—

Total	$2,794,261,681	$99,486,339	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 8.3% of collateral received for securities on loan)	9.8%
Internet Software & Services	8.9
Biotechnology	8.8
Software	8.2
Pharmaceuticals	8.1
Internet & Catalog Retail	7.1
IT Services	6.9
Textiles, Apparel & Luxury Goods	6.3
Aerospace & Defense	5.0
Specialty Retail	4.6
Hotels, Restaurants & Leisure	4.5
Media	4.2
Food & Staples Retailing	3.2
Technology Hardware, Storage & Peripherals	3.1
Road & Rail	2.7
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	2.1
Chemicals	2.0
Food Products	1.7
Life Sciences Tools & Services	1.6
Health Care Equipment & Supplies	1.5
Energy Equipment & Services	1.3
Real Estate Investment Trusts (REITs)	1.2
Automobiles	1.1
Health Care Providers & Services	1.0
Semiconductors & Semiconductor Equipment	0.8
Personal Products	0.7

109.0
Liabilities in excess of other assets	(9.0)

100.0%

See Notes to Financial Statements.

14

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on Loan	$219,133,111	$—	$—	$219,133,111
Collateral Amounts Pledged/(Received):
Securities on Loan				(219,133,111)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Growth Fund	15

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $219,133,111:
Unaffiliated investments (cost $1,507,524,668)	$2,634,149,451
Affiliated investments (cost $259,598,569)	259,598,569
Cash	3,562
Receivable for investments sold	5,296,486
Receivable for Series shares sold	3,781,485
Dividends receivable	1,967,890
Tax reclaim receivable	231,135
Prepaid expenses	11,131

Total assets	2,905,039,709

Liabilities
Payable to broker for collateral for securities on loan	221,251,671
Payable for investments purchased	22,391,695
Payable for Series shares reacquired	3,218,192
Management fee payable	1,352,004
Accrued expenses	598,472
Distribution fee payable	398,910
Affiliated transfer agent fee payable	254,275

Total liabilities	249,465,219

Net Assets	$2,655,574,490

Net assets were comprised of:
Common stock, at par	$94,598
Paid-in capital in excess of par	1,492,614,268

1,492,708,866
Accumulated net investment loss	(1,794,525)
Accumulated net realized gain on investment and foreign currency transactions	38,031,700
Net unrealized appreciation on investments and foreign currencies	1,126,628,449

Net assets, March 31, 2014	$2,655,574,490

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share
($1,095,299,292 ÷ 39,715,247 shares of common stock issued and outstanding)	$27.58
Maximum sales charge (5.50% of offering price)	1.61

Maximum offering price to public	$29.19

Class B
Net asset value, offering price and redemption price per share
($28,422,346 ÷ 1,193,992 shares of common stock issued and outstanding)	$23.80

Class C
Net asset value, offering price and redemption price per share
($72,341,447 ÷ 3,034,222 shares of common stock issued and outstanding)	$23.84

Class R
Net asset value, offering price and redemption price per share
($43,742,349 ÷ 1,744,649 shares of common stock issued and outstanding)	$25.07

Class Z
Net asset value, offering price and redemption price per share
($1,415,769,056 ÷ 48,909,415 shares of common stock issued and outstanding)	$28.95

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $229,367)	$9,500,040
Affiliated income from securities loaned, net	354,970
Affiliated dividend income	18,971

Total income	9,873,981

Expenses
Management fee	7,435,031
Distribution fee—Class A	1,610,798
Distribution fee—Class B	149,595
Distribution fee—Class C	349,405
Distribution fee—Class R	157,169
Transfer agent’s fees and expenses (including affiliated expense of $476,700)	1,663,000
Custodian’s fees and expenses	154,000
Shareholders’ reports	68,000
Registration fees	44,000
Directors’ fees	31,000
Insurance expenses	17,000
Legal fees and expenses	15,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	535
Miscellaneous	10,229

Total expenses	11,717,762
Less: Distribution fee waiver—Class R	(52,390)

Net expenses	11,665,372

Net investment loss	(1,791,391)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	114,836,391
Foreign currency transactions	(26,900)

114,809,491

Net change in unrealized appreciation (depreciation) on:
Investments	162,563,421
Foreign currencies	(14,235)

162,549,186

Net gain on investment and foreign currency transactions	277,358,677

Net Increase In Net Assets Resulting From Operations	$275,567,286

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,791,391)	$1,541,487
Net realized gain on investment and foreign currency transactions	114,809,491	196,893,149
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	162,549,186	225,773,145

Net increase in net assets resulting from operations	275,567,286	424,207,781

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Z	(211,567)	—

Distributions from net realized gains
Class A	(38,305,986)	—
Class B	(1,203,693)	—
Class C	(2,854,963)	—
Class R	(1,650,198)	—
Class Z	(45,749,026)	—

	(89,763,866)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	263,656,341	437,769,630
Net asset value of shares issued in reinvestment of dividends and distributions	80,895,113	—
Cost of shares reacquired	(251,987,601)	(496,436,688)

Net increase (decrease) in net assets from Series share transactions	92,563,853	(58,667,058)

Total increase	278,155,706	365,540,723

Net Assets:
Beginning of period	2,377,418,784	2,011,878,061

End of period(a)	$2,655,574,490	$2,377,418,784

(a) Includes undistributed net investment income of:	$—	$208,433

See Notes to Financial Statements.

Prudential Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the

22

difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, are recorded, net of reclaimable amounts, at the time the related income is earned.

24

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the average daily net assets on the next $2.7 billion and .55% of the average daily net assets in excess of $3 billion. The effective management fee rate was .58% of the Series’ average daily net assets for the six months ended March 31, 2014.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through January 31, 2015.

PIMS has advised the Series that it has received $231,306 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Series that for the six months ended March 31, 2014, it received $1,278, $20,085 and $2,162 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2014, PIM has been compensated approximately $106,000 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2014, were $563,089,651 and $579,455,990, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Tax Basis	$1,775,482,879

Appreciation	1,128,798,727
Depreciation	(10,533,586)

Net Unrealized Appreciation	$1,118,265,141

26

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per shares. There are 1.25 billion shares authorized for the Series equally divided into six classes, designated Class A, Class B, Class C, Class I, Class R and Class Z shares. The Series currently does not have any Class I shares outstanding. As of March 31, 2014, PI did not own any shares of the Series.

Prudential Jennison Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	2,937,671	$81,651,917
Shares issued in reinvestment of dividends and distributions	1,303,493	35,533,186
Shares reacquired	(3,945,336)	(107,961,969)

Net increase (decrease) in shares outstanding before conversion	295,828	9,223,134
Shares issued upon conversion from Class B and Z	155,825	4,368,116
Shares reacquired upon conversion into Class Z	(61,279)	(1,714,255)

Net increase (decrease) in shares outstanding	390,374	$11,876,995

Year ended September 30, 2013:
Shares sold	6,015,481	$132,934,865
Shares reacquired	(9,808,034)	(221,453,085)

Net increase (decrease) in shares outstanding before conversion	(3,792,553)	(88,518,220)
Shares issued upon conversion from Class B, C and Z	466,016	10,473,406
Shares reacquired upon conversion into Class Z	(117,896)	(2,632,491)

Net increase (decrease) in shares outstanding	(3,444,433)	$(80,677,305)

Class B
Six months ended March 31, 2014:
Shares sold	94,856	$2,262,406
Shares issued in reinvestment of dividends and distributions	49,731	1,172,652
Shares reacquired	(62,938)	(1,487,729)

Net increase (decrease) in shares outstanding before conversion	81,649	1,947,329
Shares reacquired upon conversion into Class A	(151,363)	(3,686,168)

Net increase (decrease) in shares outstanding	(69,714)	$(1,738,839)

Year ended September 30, 2013:
Shares sold	184,442	$3,621,471
Shares reacquired	(171,646)	(3,352,824)

Net increase (decrease) in shares outstanding before conversion	12,796	268,647
Shares reacquired upon conversion into Class A	(372,025)	(7,372,791)

Net increase (decrease) in shares outstanding	(359,229)	$(7,104,144)

28

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	268,877	$6,454,524
Shares issued in reinvestment of dividends and distributions	105,252	2,485,003
Shares reacquired	(205,766)	(4,903,009)

Net increase (decrease) in shares outstanding before conversion	168,363	4,036,518
Shares reacquired upon conversion into Class Z	(10,800)	(258,154)

Net increase (decrease) in shares outstanding	157,563	$3,778,364

Year ended September 30, 2013:
Shares sold	315,192	$6,237,809
Shares reacquired	(565,319)	(11,146,437)

Net increase (decrease) in shares outstanding before conversion	(250,127)	(4,908,628)
Shares reacquired upon conversion into Class A and Z	(18,035)	(356,405)

Net increase (decrease) in shares outstanding	(268,162)	$(5,265,033)

Class R
Six months ended March 31, 2014
Shares sold	328,319	$8,245,147
Shares issued in reinvestment of dividends and distributions	61,367	1,521,890
Shares reacquired	(236,728)	(5,928,431)

Net increase (decrease) in shares outstanding	152,958	$3,838,606

Year ended September 30, 2013:
Shares sold	646,202	$13,093,761
Shares reacquired	(825,791)	(17,728,322)

Net increase (decrease) in shares outstanding	(179,589)	$(4,634,561)

Class Z
Six months ended March 31, 2014:
Shares sold	5,712,673	$165,042,347
Shares issued in reinvestment of dividends and distributions	1,405,470	40,182,382
Shares reacquired	(4,606,600)	(131,706,463)

Net increase (decrease) in shares outstanding before conversion	2,511,543	73,518,266
Shares issued upon conversion from Class A and C	67,379	1,972,409
Shares reacquired upon conversion into Class A	(23,655)	(681,948)

Net increase (decrease) in shares outstanding	2,555,267	$74,808,727

Year ended September 30, 2013:
Shares sold	12,068,498	$281,881,724
Shares reacquired	(10,297,952)	(242,756,020)

Net increase (decrease) in shares outstanding before conversion	1,770,546	39,125,704
Shares issued upon conversion from Class A and C	127,827	2,986,374
Shares reacquired upon conversion into Class A	(134,924)	(3,098,093)

Net increase (decrease) in shares outstanding	1,763,449	$39,013,985

Prudential Jennison Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended March 31, 2014. The average daily balance for the 3 days the Series had loans outstanding during the period was approximately $4,523,000, borrowed at a weighted average interest rate of 1.42%. At March 31, 2014, the Series did not have an outstanding loan amount.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.59		$21.16	$16.88	$16.20	$14.84	$14.43
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.01)	(.04)	(.05)	(.03)	.01
Net realized and unrealized gain on investment and foreign currency transactions	3.02		4.44	4.32	.73	1.37	.41
Total from investment operations	2.98		4.43	4.28	.68	1.34	.42
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(.01)
Distributions from net realized gains	(.99)		-	-	-	-	-
Tax return of capital distributions	-		-	-	-	-	- (d)
Total dividends and distributions	(.99)		-	-	-	-	(.01)
Capital Contributions(e):	-		-	-	-	.02	-
Net asset value, end of period	$27.58		$25.59	$21.16	$16.88	$16.20	$14.84
Total Return(b):	11.71%		20.94%	25.36%	4.20%	9.16%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,095,299		$1,006,407	$904,802	$805,293	$833,584	$979,671
Average net assets (000)	$1,076,815		$933,021	$916,595	$904,612	$946,738	$837,882
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(f)	1.06%	1.06%	1.08%	1.11%	1.13%
Expenses before waivers and/or expense reimbursement	1.03%	(f)	1.06%	1.06%	1.08%	1.11%	1.13%
Net investment income (loss)	(.27)%	(f)	(.04)%	(.18)%	(.27)%	(.18)%	.10%
Portfolio turnover rate	22%	(g)	43%	44%	63%	73%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.29		$18.55	$14.90	$14.41	$13.29	$13.00
Income (loss) from investment operations:
Net investment loss	(.11)		(.14)	(.15)	(.16)	(.12)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	2.61		3.88	3.80	.65	1.22	.35
Total from investment operations	2.50		3.74	3.65	.49	1.10	.29
Less Distributions:
Distributions from net realized gains	(.99)		-	-	-	-	-
Capital Contributions(d):	-		-	-	-	.02	-
Net asset value, end of period	$23.80		$22.29	$18.55	$14.90	$14.41	$13.29
Total Return(b):	11.28%		20.16%	24.50%	3.40%	8.43%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,422		$28,166	$30,110	$31,148	$42,581	$56,336
Average net assets (000)	$30,001		$28,518	$32,576	$41,009	$51,415	$57,781
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(e)	1.76%	1.76%	1.78%	1.81%	1.83%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.76%	1.76%	1.78%	1.81%	1.83%
Net investment loss	(.97)%	(e)	(.72)%	(.88)%	(.97)%	(.87)%	(.57)%
Portfolio turnover rate	22%	(f)	43%	44%	63%	73%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.32		$18.58	$14.93	$14.43	$13.29	$13.00
Income (loss) from investment operations:
Net investment loss	(.11)		(.15)	(.15)	(.16)	(.13)	(.07)
Net realized and unrealized gain on investment and foreign currency transactions	2.62		3.89	3.80	.66	1.25	.36
Total from investment operations	2.51		3.74	3.65	.50	1.12	.29
Less Distributions:
Distributions from net realized gains	(.99)		-	-	-	-	-
Capital Contributions(d):	-		-	-	-	.02	-
Net asset value, end of period	$23.84		$22.32	$18.58	$14.93	$14.43	$13.29
Total Return(b):	11.31%		20.13%	24.45%	3.47%	8.58%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,341		$64,213	$58,437	$46,623	$66,240	$54,710
Average net assets (000)	$70,073		$59,245	$55,226	$63,040	$64,722	$46,097
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(e)	1.76%	1.76%	1.78%	1.81%	1.83%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.76%	1.76%	1.78%	1.81%	1.83%
Net investment loss	(.97)%	(e)	(.74)%	(.88)%	(.98)%	(.88)%	(.60)%
Portfolio turnover rate	22%	(f)	43%	44%	63%	73%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.37		$19.36	$15.47	$14.87	$13.65	$13.29
Income (loss) from investment operations:
Net investment loss	(.06)		(.05)	(.07)	(.08)	(.06)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	2.75		4.06	3.96	.68	1.26	.37
Total from investment operations	2.69		4.01	3.89	.60	1.20	.36
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	-	(d)
Distributions from net realized gains	(.99)		-	-	-	-	-
Tax return of capital distributions	-		-	-	-	-	-	(d)
Total dividends and distributions	(.99)		-	-	-	-	-	(d)
Capital Contributions(e):	-		-	-	-	.02	-
Net asset value, end of period	$25.07		$23.37	$19.36	$15.47	$14.87	$13.65
Total Return(b):	11.58%		20.71%	25.15%	4.03%	8.94%	2.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,742		$37,198	$34,287	$23,811	$8,977	$5,784
Average net assets (000)	$42,027		$38,280	$27,346	$17,091	$7,777	$3,608
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(f)	1.26%	1.26%	1.28%	1.31%	1.33%
Expenses before waivers and/or expense reimbursement	1.48%	(f)	1.51%	1.51%	1.53%	1.56%	1.58%
Net investment loss	(.47)%	(f)	(.25)%	(.38)%	(.45)%	(.38)%	(.12)%
Portfolio turnover rate	22%	(g)	43%	44%	63%	73%	74%

(a)	Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.78		$22.07	$17.56	$16.80		$15.34	$14.91
Income (loss) from investment operations:
Net investment income	-	(d)	.06	.02	-	(d)	.02	.05
Net realized and unrealized gain on investment and foreign currency transactions	3.16		4.65	4.49	.76		1.42	.42
Total from investment operations	3.16		4.71	4.51	.76		1.44	.47
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	-	-	-		-	(.04)
Distributions from net realized gains	(.99)		-	-	-		-	-
Tax return of capital distributions	-		-	-	-		-	- (d)
Total dividends and distributions	(.99)		-	-	-		-	(.04)
Capital Contributions(e):	-		-	-	-		.02	-
Net asset value, end of period	$28.95		$26.78	$22.07	$17.56		$16.80	$15.34
Total Return(b):	11.88%		21.34%	25.68%	4.52%		9.52%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,415,769		$1,241,434	$984,242	$804,085		$793,225	$682,104
Average net assets (000)	$1,361,243		$1,077,941	$1,103,837	$870,663		$736,912	$679,423
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.73%	(f)	.76%	.76%	.78%		.81%	.83%
Expenses before waivers and/or expense reimbursement	.73%	(f)	.76%	.76%	.78%		.81%	.83%
Net investment income	.03%	(f)	.25%	.12%	.03%		.12%	.41%
Portfolio turnover rate	22%	(g)	43%	44%	63%		73%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Less than $.005 per share.

(e) The Series received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended September 30, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker •

James E Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0261552-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT • MARCH 31, 2014

Fund Type

Balanced/Allocation

PRUDENTIAL CONSERVATIVE ALLOCATION FUND

PRUDENTIAL MODERATE ALLOCATION FUND

PRUDENTIAL GROWTH ALLOCATION FUND

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Quantitative Management Associates, LLC and Prudential Investment Management, Inc. (PIM) are registered investment advisers and Prudential Financial companies. Prudential Fixed Income is a unit of PIM. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PRUDENTIAL ASSET ALLOCATION FUNDS

May 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Funds informative and useful. The report covers performance for the six-month period that ended March 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.48%	7.11%	69.49%	74.88%	—
Class B	4.03	6.35	63.26	62.17	—
Class C	4.03	6.35	63.25	62.16	—
Class R	4.34	6.91	67.42	N/A	41.67% (1/12/07)
Class Z	4.51	7.35	71.54	79.32	—
Conservative Customized Blend Index	4.23	6.71	60.77	70.57	—
Russell 1000® Index	12.48	22.41	167.29	111.91	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average	4.75	5.52	65.95	60.97	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		1.22%	9.88%	5.15%	—
Class B		1.35	10.16	4.95	—
Class C		5.35	10.30	4.95	—
Class R		6.91	10.86	N/A	4.94% (1/12/07)
Class Z		7.35	11.40	6.01	—
Conservative Customized Blend Index		6.71	9.96	5.48	—
Russell 1000 Index		22.41	21.73	7.80	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average		5.52	10.58	4.82	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

Conservative Customized Blend Index

The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000® Index (24%), the Morgan Stanley Capital International All Country World (MSCI ACW) Index ex-U.S. (10%), the Barclays U.S. Aggregate Bond Index (29%), the Barclays U.S. Government/Credit 1-3 Year Index (29%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (3%). See page 5 for the definitions of each component index. The Conservative Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Conservative Customized Blend Index Closest Month-End to Inception cumulative total return is 39.04% for Class R. The Conservative Customized Blend Index Closest Month-End to Inception average annual total return is 4.65% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total return is 57.98% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return is 6.51% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 54.37% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 6.17% for Class R.

Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Conservative Funds Average

Funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return is 37.31% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.41% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2014, and their weightings in the Conservative Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Barclays U.S. Government/Credit 1-3 Year Index is considered representative of the performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World Index ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	6.49%	12.09%	97.44%	87.65%	—
Class B	6.08	11.21	90.11	73.95	—
Class C	6.16	11.29	90.11	73.96	—
Class R	6.32	11.68	94.74	N/A	40.12% (1/12/07)
Class Z	6.66	12.42	99.90	92.09	—
Moderate Customized Blend Index	6.58	11.49	93.78	87.47	—
Russell 1000 Index	12.48	22.41	167.29	111.91	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	6.71	10.46	89.32	74.85	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	7.96	13.76	106.39	82.86	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		5.92%	13.29%	5.90%	—
Class B		6.21	13.59	5.69	—
Class C		10.29	13.71	5.69	—
Class R		11.68	14.26	N/A	4.78% (1/12/07)
Class Z		12.42	14.86	6.75	—
Moderate Customized Blend Index		11.49	14.15	6.49	—
Russell 1000 Index		22.41	21.73	7.80	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*		10.46	13.54	5.69	—
Lipper Mixed-Asset Target Allocation Growth Funds Average		13.76	15.53	6.17	—

*The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

Moderate Customized Blend Index

The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (43%), the Morgan Stanley Capital International All Country World (MSCI ACW) Index ex-U.S. (15%), the Barclays U.S. Aggregate Bond Index (19%), the Barclays U.S. Government/Credit 1-3 Year Index (14%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%), and the Citigroup 3-Month T-Bill Index (4%). See page 9 for the definitions of each component index. The Moderate Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Moderate Customized Blend Index Closest Month-End to Inception cumulative total return is 42.97% for Class R. The Moderate Customized Blend Index Closest Month-End to Inception average annual total return is 5.05% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total return is 57.98% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return is 6.51% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 54.37% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 6.17% for Class R.

Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Moderate Funds Average

The Lipper Mixed-Asset Target Allocation Moderate Funds Average is based on the average return of all mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. These are funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return is 40.34% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.74% for Class R.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. These are funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return is 41.77% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.87% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2014, and their weightings in the Moderate Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Barclays U.S. Government/Credit 1-3 Year Index is considered representative of the performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World Index ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

(Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.12%	16.87%	128.10%	94.79%	—
Class B	7.71	15.97	119.65	80.86	—
Class C	7.77	16.03	119.62	81.08	—
Class R	7.99	16.57	125.38	N/A	35.19% (1/12/07)
Class Z	8.27	17.17	131.06	99.75	—
Growth Customized Blend Index	8.66	16.01	129.19	102.28	—
Russell 1000 Index	12.48	22.41	167.29	111.91	—
S&P 500 Index	12.49	21.84	160.89	104.43	—
Lipper Multi-Cap Core Funds Average	11.33	22.19	157.12	103.92	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		10.44%	16.60%	6.29%	—
Class B		10.97	16.94	6.10	—
Class C		15.03	17.04	6.12	—
Class R		16.57	17.65	N/A	4.27% (1/12/07)
Class Z		17.17	18.24	7.16	—
Growth Customized Blend Index		16.01	18.04	7.30	—
Russell 1000 Index		22.41	21.73	7.80	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Multi-Cap Core Funds Average		22.19	20.60	7.25	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

Growth Customized Blend Index

The Growth Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (58%), the Morgan Stanley Capital International All Country World (MSCI ACW) Index ex-U.S. (24%), the Barclays U.S. Aggregate Bond Index (8%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (5%). See page 13 for the definitions of each component index. The Growth Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Growth Customized Blend Index Closest Month-End to Inception cumulative total return is 43.14% for Class R. The Growth Customized Blend Index Closest Month-End to Inception average annual total return is 5.07% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total return is 57.98% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return is 6.51% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 54.37% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 6.17% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without

Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 50.20% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 5.65% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2014, and their weightings in the Growth Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI All Country World Index ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average.

Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2013, at the beginning of the period, and held through the six-month period ended March 31, 2014. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you

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own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,044.80	1.53%	$7.80
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class B	Actual	$1,000.00	$1,040.30	2.28%	$11.60
	Hypothetical	$1,000.00	$1,013.56	2.28%	$11.45

Class C	Actual	$1,000.00	$1,040.30	2.28%	$11.60
	Hypothetical	$1,000.00	$1,013.56	2.28%	$11.45

Class R	Actual	$1,000.00	$1,043.40	1.78%	$9.07
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class Z	Actual	$1,000.00	$1,045.10	1.28%	$6.53
	Hypothetical	$1,000.00	$1,018.55	1.28%	$6.44

Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,064.90	1.63%	$8.39
	Hypothetical	$1,000.00	$1,016.80	1.63%	$8.20

Class B	Actual	$1,000.00	$1,060.80	2.38%	$12.23
	Hypothetical	$1,000.00	$1,013.06	2.38%	$11.94

Class C	Actual	$1,000.00	$1,061.60	2.38%	$12.23
	Hypothetical	$1,000.00	$1,013.06	2.38%	$11.94

Class R	Actual	$1,000.00	$1,063.20	1.88%	$9.67
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45

Class Z	Actual	$1,000.00	$1,066.60	1.38%	$7.11
	Hypothetical	$1,000.00	$1,018.05	1.38%	$6.94

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,081.20	1.86%	$9.65
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class B	Actual	$1,000.00	$1,077.10	2.61%	$13.52
	Hypothetical	$1,000.00	$1,011.92	2.61%	$13.09

Class C	Actual	$1,000.00	$1,077.70	2.61%	$13.52
	Hypothetical	$1,000.00	$1,011.92	2.61%	$13.09

Class R	Actual	$1,000.00	$1,079.90	2.04%	$10.58
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25

Class Z	Actual	$1,000.00	$1,082.70	1.61%	$8.36
	Hypothetical	$1,000.00	$1,016.90	1.61%	$8.10

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Each Fund’s annual expense ratios for the period ended March 31, 2014, are as follows:

Conservative Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.58%	1.53%
B	2.28	2.28
C	2.28	2.28
R	2.03	1.78
Z	1.28	1.28

Moderate Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.68%	1.63%
B	2.38	2.38
C	2.38	2.38
R	2.13	1.88
Z	1.38	1.38

Growth Allocation Fund

Class	Gross Operating Expenses	Net Operating Expenses
A	1.99%	1.86%
B	2.69	2.61
C	2.69	2.61
R	2.41	2.04
Z	1.69	1.61

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. These expenses include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	865,363	$8,532,474
Prudential Global Real Estate Fund (Class Q)	314,180	7,128,751
Prudential Government Income Fund (Class Z)	914,294	8,640,083
Prudential High Yield Fund (Class Q)	491,150	2,853,582
Prudential International Equity Fund (Class Z)	1,234,928	9,286,659
Prudential Jennison 20/20 Focus Fund (Class Q)	78,082	1,425,771
Prudential Jennison Equity Opportunity Fund (Class Z)	130,914	2,867,023
Prudential Jennison Growth Fund (Class Z)	74,143	2,146,435
Prudential Jennison International Opportunities Fund (Class Z)*	460,848	6,203,014
Prudential Jennison Market Neutral Fund (Class Z)*	458,311	4,257,712
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	104,403	4,285,743
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,255	284,984
Prudential Jennison Small Company Fund, Inc. (Class Q)	74,697	2,167,698
Prudential Jennison Value Fund (Class Q)	142,629	3,003,774
Prudential Large-Cap Core Equity Fund (Class Z)	427,423	6,646,434
Prudential Mid-Cap Value Fund (Class Q)	211,610	4,308,376
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,543,644	35,365,564
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	620,488	7,054,947
Prudential Small-Cap Value Fund (Class Z)	112,811	2,172,748
Prudential Strategic Value Fund (Class Z)	432,888	6,575,563
Prudential Total Return Bond Fund (Class Q)	1,100,258	15,612,655

TOTAL LONG-TERM INVESTMENTS (cost $116,606,441)		140,819,990

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,462,436; Note 3)	1,462,436	1,462,436

TOTAL INVESTMENTS(a) 100.1% (cost $118,068,877; Note 5)		142,282,426
Liabilities in excess of other assets (0.1)%		(149,439)

NET ASSETS 100.0%		$142,132,987

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	19

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$140,819,990	$—	$—
Affiliated Money Market Mutual Fund	1,462,436	—	—

Total	$142,282,426	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Multi-Sector Debt	41.9%
International	10.9
Large-Cap Core	8.7
Large-Cap Value	6.7
Large/Mid-Cap Growth	6.5
U.S. Government Debt	6.1
Global Real Estate	5.0
Short-Term Debt	5.0
Small/Mid-Cap Value	4.6
High Yield	2.0
Small-Cap Core	1.5
Natural Resources	0.2

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

20

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	911,237	$8,984,799
Prudential Global Real Estate Fund (Class Q)	396,944	9,006,652
Prudential Government Income Fund (Class Z)	374,333	3,537,443
Prudential High Yield Fund (Class Q)	311,080	1,807,377
Prudential International Equity Fund (Class Z)	2,339,240	17,591,085
Prudential Jennison 20/20 Focus Fund (Class Q)	197,789	3,611,629
Prudential Jennison Equity Opportunity Fund (Class Z)	330,583	7,239,765
Prudential Jennison Growth Fund (Class Z)	143,350	4,149,993
Prudential Jennison International Opportunities Fund (Class Z)*	868,309	11,687,435
Prudential Jennison Market Neutral Fund (Class Z)*	771,351	7,165,849
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	220,032	9,032,322
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	6,738	365,421
Prudential Jennison Small Company Fund, Inc. (Class Q)	188,218	5,462,082
Prudential Jennison Value Fund (Class Q)	351,381	7,400,085
Prudential Large-Cap Core Equity Fund (Class Z)	840,282	13,066,386
Prudential Mid-Cap Value Fund (Class Q)	490,111	9,978,660
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,205,341	22,009,298
Prudential Small-Cap Value Fund (Class Z)	283,960	5,469,078
Prudential Strategic Value Fund (Class Z)	963,354	14,633,347
Prudential Total Return Bond Fund (Class Q)	1,137,711	16,144,125

TOTAL LONG-TERM INVESTMENTS (cost $135,455,761)		178,342,831

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,878,550; Note 3)	1,878,550	1,878,550

TOTAL INVESTMENTS(a) 100.2% (cost $137,334,311; Note 5)		180,221,381
Liabilities in excess of other assets (0.2)%		(322,044)

NET ASSETS 100.0%		$179,899,337

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	21

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$178,342,831	$—	$—
Affiliated Money Market Mutual Fund	1,878,550	—	—

Total	$180,221,381	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Multi-Sector Debt	26.2%
International	16.3
Large-Cap Core	13.3
Large-Cap Value	12.2
Large/Mid-Cap Growth	11.3
Small/Mid-Cap Value	8.6
Global Real Estate	5.0
Small-Cap Core	3.0
U.S. Government Debt	2.0%
High Yield	1.0
Natural Resources	0.2

99.1
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

22

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	95,045	$937,141
Prudential Global Real Estate Fund (Class Q)	217,377	4,932,274
Prudential Government Income Fund (Class Z)	10,389	98,172
Prudential International Equity Fund (Class Z)	1,957,708	14,721,966
Prudential Jennison 20/20 Focus Fund (Class Q)	160,574	2,932,088
Prudential Jennison Equity Opportunity Fund (Class Z)	314,858	6,895,392
Prudential Jennison Growth Fund (Class Z)	74,319	2,151,545
Prudential Jennison International Opportunities Fund (Class Z)*	725,800	9,769,262
Prudential Jennison Market Neutral Fund (Class Z)*	522,310	4,852,261
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	143,174	5,877,305
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,761	203,971
Prudential Jennison Small Company Fund, Inc. (Class Q)	153,843	4,464,521
Prudential Jennison Value Fund (Class Q)	284,848	5,998,893
Prudential Large-Cap Core Equity Fund (Class Z)	663,985	10,324,963
Prudential Mid-Cap Value Fund (Class Q)	267,050	5,437,143
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	57,721	576,060
Prudential Small-Cap Value Fund (Class Z)	232,091	4,470,079
Prudential Strategic Value Fund (Class Z)	655,448	9,956,252
Prudential Total Return Bond Fund (Class Q)	193,630	2,747,609

TOTAL LONG-TERM INVESTMENTS (cost $69,043,863)		97,346,897

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,023,782; Note 3)	1,023,782	1,023,782

TOTAL INVESTMENTS(a) 100.2% (cost $70,067,645; Note 5)		98,370,679
Liabilities in excess of other assets (0.2)%		(205,350)

NET ASSETS 100.0%		$98,165,329

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	23

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$97,346,897	$—	$—
Affiliated Money Market Mutual Fund	1,023,782	—	—

Total	$98,370,679	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 was as follows:

International	25.0%
Large-Cap Core	18.4
Large-Cap Value	16.2
Large/Mid-Cap Growth	15.2
Small/Mid-Cap Value	10.1
Global Real Estate	5.0
Small-Cap Core	4.6
Multi-Sector Debt	4.4
Natural Resources	0.2%
U.S. Government Debt	0.1

99.2
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

24

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MARCH 31, 2014

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Affiliated investments (cost $118,068,877)	$142,282,426
Receivable for investments sold	510,000
Receivable for Fund shares sold	171,543
Dividends receivable	161,281
Prepaid expenses	334

Total assets	143,125,584

Liabilities
Payable for investments purchased	691,140
Payable for Fund shares reacquired	116,735
Accrued expenses	78,259
Distribution fee payable	73,932
Management fee payable	24,220
Affiliated transfer agent fee payable	8,311

Total liabilities	992,597

Net Assets	$142,132,987

Net assets were comprised of:
Common stock, at par	$10,783
Paid-in capital in excess of par	115,873,874

115,884,657
Distributions in excess of net investment income	(73,751)
Accumulated net realized gain on investment transactions	2,108,532
Net unrealized appreciation on investments	24,213,549

Net assets, March 31, 2014	$142,132,987

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($65,001,349 ÷ 4,921,733 shares of common stock issued and outstanding)	$13.21
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$13.98

Class B
Net asset value, offering price and redemption price per share ($43,870,111 ÷ 3,336,778 shares of common stock issued and outstanding)	$13.15

Class C
Net asset value, offering price and redemption price per share ($26,271,389 ÷ 1,997,504 shares of common stock issued and outstanding)	$13.15

Class R
Net asset value, offering price and redemption price per share ($71,290 ÷ 5,382 shares of common stock issued and outstanding)	$13.25

Class Z
Net asset value, offering price and redemption price per share ($6,918,848 ÷ 521,634 shares of common stock issued and outstanding)	$13.26

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Affiliated investments (cost $137,334,311)	$180,221,381
Receivable for investments sold	855,000
Receivable for Fund shares sold	233,589
Dividends receivable	114,738
Prepaid expenses	271

Total assets	181,424,979

Liabilities
Payable for investments purchased	1,099,542
Payable for Fund shares reacquired	222,098
Distribution fee payable	91,980
Accrued expenses	66,803
Management fee payable	30,432
Affiliated transfer agent fee payable	14,787

Total liabilities	1,525,642

Net Assets	$179,899,337

Net assets were comprised of:
Common stock, at par	$12,048
Paid-in capital in excess of par	135,658,166

135,670,214
Undistributed net investment income	32,572
Accumulated net realized gain on investment transactions	1,309,481
Net unrealized appreciation on investments	42,887,070

Net assets, March 31, 2014	$179,899,337

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($90,680,963 ÷ 6,057,186 shares of common stock issued and outstanding)	$14.97
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.84

Class B
Net asset value, offering price and redemption price per share ($57,063,234 ÷ 3,832,310 shares of common stock issued and outstanding)	$14.89

Class C
Net asset value, offering price and redemption price per share ($28,773,492 ÷ 1,932,966 shares of common stock issued and outstanding)	$14.89

Class R
Net asset value, offering price and redemption price per share ($167,366 ÷ 11,215 shares of common stock issued and outstanding)	$14.92

Class Z
Net asset value, offering price and redemption price per share ($3,214,282 ÷ 214,607 shares of common stock issued and outstanding)	$14.98

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Growth Allocation Fund

Statement of Assets & Liabilities

as of March 31, 2014 (Unaudited)

Assets
Affiliated investments (cost $70,067,645)	$98,370,679
Receivable for investments sold	385,000
Receivable for Fund shares sold	214,375
Dividends receivable	11,477
Prepaid expenses	271

Total assets	98,981,802

Liabilities
Payable for investments purchased	611,358
Payable for Fund shares reacquired	57,627
Accrued expenses	75,584
Distribution fee payable	48,216
Affiliated transfer agent fee payable	13,188
Management fee payable	10,500

Total liabilities	816,473

Net Assets	$98,165,329

Net assets were comprised of:
Common stock, at par	$5,790
Paid-in capital in excess of par	71,759,748

71,765,538
Undistributed net investment income	172,081
Accumulated net realized loss on investment transactions	(2,075,324)
Net unrealized appreciation on investments	28,303,034

Net assets, March 31, 2014	$98,165,329

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($53,659,888 ÷ 3,117,998 shares of common stock issued and outstanding)	$17.21
Maximum sales charge (5.50% of offering price)	1.00

Maximum offering price to public	$18.21

Class B
Net asset value, offering price and redemption price per share
($31,315,972 ÷ 1,882,685 shares of common stock issued and outstanding)	$16.63

Class C
Net asset value, offering price and redemption price per share
($11,911,154 ÷ 715,520 shares of common stock issued and outstanding)	$16.65

Class R
Net asset value, offering price and redemption price per share
($3,257 ÷ 190.5 shares of common stock issued and outstanding)	$17.10

Class Z
Net asset value, offering price and redemption price per share
($1,275,058 ÷ 73,330 shares of common stock issued and outstanding)	$17.39

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Income
Affiliated dividend Income	$1,872,414

Expenses
Management fee	140,122
Distribution fee—Class A	97,208
Distribution fee—Class B	220,682
Distribution fee—Class C	123,247
Distribution fee—Class R	250
Transfer agent’s fees and expenses (including affiliated expense of $14,900)	69,000
Registration fees	35,000
Custodian’s fees and expenses	34,000
Shareholders’ reports	11,000
Audit fee	11,000
Legal fees and expenses	8,000
Directors’ fees	7,000
Miscellaneous	8,282

Total expenses	764,791
Less: Distribution fee waiver—Class A	(16,201)
Distribution fee waiver—Class R	(83)

Net expenses	748,507

Net investment income	1,123,907

Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	2,084,861
Net capital gain distributions received	1,589,398

3,674,259
Net change in unrealized appreciation (depreciation) on investments	1,040,171

Net gain on investment transactions	4,714,430

Net Increase In Net Assets Resulting From Operations	$5,838,337

See Notes to Financial Statements.

32

Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Income
Affiliated dividend income	$2,089,307

Expenses
Management fee	172,102
Distribution fee—Class A	129,611
Distribution fee—Class B	280,024
Distribution fee—Class C	133,101
Distribution fee—Class R	607
Transfer agent’s fees and expenses (including affiliated expense of $26,000)	94,000
Custodian’s fees and expenses	34,000
Registration fees	26,000
Shareholders’ reports	12,000
Audit fee	11,000
Legal fees and expenses	8,000
Directors’ fees	8,000
Miscellaneous	6,091

Total expenses	914,536
Less: Distribution fee waiver—Class A	(21,602)
Distribution fee waiver—Class R	(202)

Net expenses	892,732

Net investment income	1,196,575

Realized And Unrealized Gain On Affiliated Investments
Net capital gain distributions received	3,352,344
Net realized gain on investment transactions	3,253,495

6,605,839
Net change in unrealized appreciation (depreciation) on investments	2,645,382

Net gain on investment transactions	9,251,221

Net Increase In Net Assets Resulting From Operations	$10,447,796

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2014 (Unaudited)

Net Income
Affiliated dividend income	$1,037,932

Expenses
Management fee	93,198
Distribution fee—Class A	62,339
Distribution fee—Class B	155,321
Distribution fee—Class C	55,851
Distribution fee—Class R	7
Transfer agent’s fees and expenses (including affiliated expense of $19,700)	69,000
Custodian’s fees and expenses	34,000
Registration fees	30,000
Audit fee	11,000
Shareholders’ reports	11,000
Legal fees and expenses	8,000
Directors’ fees	7,000
Miscellaneous	8,880

Total expenses	545,596
Less: Expense subsidy	(37,301)

Net expenses	508,295

Net investment income	529,637

Realized And Unrealized Gain On Affiliated Investments
Net capital gain distributions received	2,446,434
Net realized gain on investment transactions	1,447,543

3,893,977
Net change in unrealized appreciation (depreciation) on investments	2,660,672

Net gain on investment transactions	6,554,649

Net Increase In Net Assets Resulting From Operations	$7,084,286

See Notes to Financial Statements.

34

Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,123,907	$1,785,957
Net realized gain on investment transactions	2,084,861	2,878,813
Net capital gain distributions received	1,589,398	1,067,867
Net change in unrealized appreciation (depreciation) on investments	1,040,171	3,163,064

Net increase in net assets resulting from operations	5,838,337	8,895,701

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(803,047)	(1,263,704)
Class B	(372,099)	(635,394)
Class C	(206,348)	(272,201)
Class R	(724)	(1,021)
Class Z	(86,334)	(118,603)

	(1,468,552)	(2,290,923)

Distributions from net realized gains
Class A	(1,181,328)	—
Class B	(784,333)	—
Class C	(439,030)	—
Class R	(1,211)	—
Class Z	(116,617)	—

	(2,522,519)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	17,101,855	31,677,484
Net asset value of shares issued in reinvestment of dividends	3,591,306	2,080,060
Cost of shares reacquired	(16,920,906)	(27,034,137)

Net increase in net assets from Fund share transactions	3,772,255	6,723,407

Total increase	5,619,521	13,328,185

Net Assets:
Beginning of period	136,513,466	123,185,281

End of period(a)	$142,132,987	$136,513,466

(a) Includes undistributed net investment income of:	$—	$270,894

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,196,575	$1,327,833
Net capital gain distributions received	3,352,344	1,522,562
Net realized gain on investment transactions	3,253,495	5,394,255
Net change in unrealized appreciation (depreciation) on investments	2,645,382	10,153,501

Net increase in net assets resulting from operations	10,447,796	18,398,151

Dividends from net investment income (Note 1)
Class A	(941,007)	(1,314,191)
Class B	(212,126)	(629,146)
Class C	(102,518)	(228,181)
Class R	(1,344)	(54)
Class Z	(36,515)	(64,269)

	(1,293,510)	(2,235,841)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	17,572,465	23,173,388
Net asset value of shares issued in reinvestment of dividends	1,242,072	2,132,302
Cost of shares reacquired	(11,872,511)	(23,764,080)

Net increase in net assets from Fund share transactions	6,942,026	1,541,610

Total increase	16,096,312	17,703,920

Net Assets:
Beginning of period	163,803,025	146,099,105

End of period(a)	$179,899,337	$163,803,025

(a) Includes undistributed net investment income of:	$32,572	$129,507

See Notes to Financial Statements.

36

Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$529,637	$256,460
Net realized gain on investment transactions	1,447,543	2,843,649
Net capital gain distributions received	2,446,434	765,997
Net change in unrealized appreciation (depreciation) on investments	2,660,672	10,039,035

Net increase in net assets resulting from operations	7,084,286	13,905,141

Dividends from net investment income (Note 1)
Class A	(323,021)	(346,273)
Class B	—	(62,028)
Class C	—	(19,612)
Class R	(13)	(17)
Class Z	(9,432)	(10,499)

	(332,466)	(438,429)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,354,882	11,051,419
Net asset value of shares issued in reinvestment of dividends	322,729	423,677
Cost of shares reacquired	(5,369,196)	(12,562,253)

Net increase (decrease) in net assets from Fund share transactions	3,308,415	(1,087,157)

Total increase	10,060,235	12,379,555

Net Assets:
Beginning of period	88,105,094	75,725,539

End of period(a)	$98,165,329	$88,105,094

(a) Includes undistributed net investment income of:	$172,081	$—

See Notes to Financial Statements.

Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Security Valuation: The Allocation Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation

38

Procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each of the Allocation Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolios of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchanged-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Company’s expenses are allocated to the respective portfolio on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the

40

Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the compensation of officers, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets.

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”),

Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares and .50% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2014. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$120,255
Moderate Allocation Fund	170,927
Growth Allocation Fund	130,936

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2014. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$58	$26,171	$9,780
Moderate Allocation Fund	112	27,209	1,570
Growth Allocation Fund	56	15,867	467

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Investments in Affiliated Issuers

A summary of cost of purchase and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2014 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$8,239,741	$526,793	$—	$(320,000)	$137,559	$—	$8,532,474
Prudential Global Real Estate Fund (Class Q)	6,788,101	586,376	—	(390,000)	56,376	—	7,128,751
Prudential Government Income Fund (Class Z)	8,086,564	818,025	—	(240,000)	67,899	50,115	8,640,083
Prudential High Yield Fund (Class Q)	2,754,676	245,093	—	(230,000)	95,092	—	2,853,582
Prudential International Equity Fund (Class Z)	14,277,510	1,663,471	—	(7,045,000)	333,471	—	9,286,659
Prudential Jennison 20/20 Focus Fund (Class Q)	1,361,731	267,353	—	(110,000)	2,811	184,542	1,425,771
Prudential Jennison Equity Opportunity Fund (Class Z)	2,721,196	183,789	—	(285,000)	12,490	96,299	2,867,023
Prudential Jennison Growth Fund (Class Z)	1,644,226	639,399	—	(290,000)	342	74,057	2,146,435
Prudential Jennison International Opportunities Fund (Class Z)	—	6,295,000	—	(170,000)	—	—	6,203,014

Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison Market Neutral Fund (Class Z)	$4,105,996	$425,000	$—	$(85,000)	$—	$—	$4,257,712
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	4,107,338	319,230	—	(390,000)	—	104,230	4,285,743
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	283,233	30,000	—	(45,000)	—	—	284,984
Prudential Jennison Small Company Fund, Inc. (Class Q)	2,064,758	318,736	—	(235,000)	14,261	179,475	2,167,698
Prudential Jennison Value Fund (Class Q)	2,863,438	111,039	—	(245,000)	26,039	—	3,003,774
Prudential Large-Cap Core Equity Fund (Class Z)	6,665,052	999,846	—	(1,315,000)	64,627	450,218	6,646,434
Prudential Mid-Cap Value Fund (Class Q)	2,740,760	1,872,705	—	(395,000)	47,468	380,237	4,308,376
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	—	35,808,802	—	(425,000)	73,772	—	35,365,564
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	46,417,407	2,141,842	—	(41,685,000)	598,005	—	7,054,947
Prudential Small-Cap Value Fund (Class Z)	2,055,972	184,260	—	(200,000)	39,035	70,225	2,172,748
Prudential Strategic Value Fund (Class Z)	7,639,938	275,336	—	(2,215,000)	60,336	—	6,575,563
Prudential Total Return Bond Fund (Class Q)	10,433,700	5,546,526	—	(500,000)	241,510	—	15,612,655

Total	$135,251,337	$59,258,621	$—	$(56,815,000)	$1,871,093	$1,589,398	$140,819,990

44

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$8,243,629	$709,986	$—	$(55,000)	$140,730	$—	$8,984,799
Prudential Global Real Estate Fund (Class Q)	8,168,569	738,688	—	(80,000)	68,688	—	9,006,652
Prudential Government Income Fund (Class Z)	3,303,290	292,980	—	(50,000)	27,500	20,471	3,537,443
Prudential High Yield Fund (Class Q)	1,675,480	100,427	—	(20,000)	58,427	—	1,807,377
Prudential International Equity Fund (Class Z)	25,306,088	3,568,992	—	(11,970,000)	608,992	—	17,591,085
Prudential Jennison 20/20 Focus Fund (Class Q)	3,267,894	689,525	—	(120,000)	6,820	447,705	3,611,629
Prudential Jennison Equity Opportunity Fund (Class Z)	6,532,519	288,563	—	(180,000)	30,259	233,303	7,239,765
Prudential Jennison Growth Fund (Class Z)	3,592,697	543,498	—	(290,000)	638	137,860	4,149,993
Prudential Jennison International Opportunities Fund (Class Z)	—	12,005,000	—	(455,000)	—	—	11,687,435
Prudential Jennison Market Neutral Fund (Class Z)	6,568,537	905,000	—	—	—	—	7,165,849
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	8,231,264	607,393	—	(305,000)	—	212,393	9,032,322
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	339,507	30,000	—	(25,000)	—	—	365,421
Prudential Jennison Small Company Fund, Inc. (Class Q)	4,924,899	628,257	—	(130,000)	34,837	438,421	5,462,082
Prudential Jennison Value Fund (Class Q)	6,708,891	176,723	—	(135,000)	61,723	—	7,400,085
Prudential Large-Cap Core Equity Fund (Class Z)	13,733,700	1,756,176	—	(3,045,000)	121,910	849,267	13,066,386
Prudential Mid-Cap Value Fund (Class Q)	5,731,943	4,372,611	—	(325,000)	105,169	842,441	9,978,660

Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	$—	$22,075,405	$—	$(55,000)	$45,386	$—	$22,009,298
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	26,608,810	1,398,697	—	(28,125,901)	322,242	—	—
Prudential Small-Cap Value Fund (Class Z)	4,949,667	493,247	—	(300,000)	94,764	170,483	5,469,078
Prudential Strategic Value Fund (Class Z)	14,867,715	478,741	—	(2,525,000)	128,741	—	14,633,347
Prudential Total Return Bond Fund (Class Q)	9,401,868	6,672,979	—	(55,000)	229,571	—	16,144,125

Total	$162,156,967	$58,532,888	$—	$(48,245,901)	$2,086,397	$3,352,344	$178,342,831

Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$803,947	$199,884	$—	$(75,000)	$14,957	$—	$937,141
Prudential Global Real Estate Fund (Class Q)	4,410,977	425,880	—	—	35,880	—	4,932,274
Prudential Government Income Fund (Class Z)	195,705	2,561	—	(100,000)	1,348	1,213	98,172
Prudential International Equity Fund (Class Z)	21,583,287	2,311,090	—	(9,775,000)	496,090	—	14,721,966
Prudential Jennison 20/20 Focus Fund (Class Q)	2,652,030	593,318	—	(120,000)	5,676	372,642	2,932,088
Prudential Jennison Equity Opportunity Fund (Class Z)	6,166,917	371,586	—	(210,000)	28,884	222,701	6,895,392
Prudential Jennison Growth Fund (Class Z)	1,939,056	197,356	—	(145,000)	333	72,023	2,151,545

46

Growth Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison International Opportunities Fund (Class Z)	$—	$9,925,000	$—	$(265,000)	$—	$—	$9,769,262
Prudential Jennison Market Neutral Fund (Class Z)	4,432,405	680,000	—	(50,000)	—	—	4,852,261
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	5,314,488	362,217	—	(120,000)	—	137,217	5,877,305
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	178,073	15,000	—	—	—	—	203,971
Prudential Jennison Small Company Fund, Inc. (Class Q)	3,985,098	544,753	—	(95,000)	28,322	356,431	4,464,521
Prudential Jennison Value Fund (Class Q)	5,377,097	149,959	—	(50,000)	49,959	—	5,998,893
Prudential Large-Cap Core Equity Fund (Class Z)	9,608,230	1,049,906	—	(770,000)	98,527	686,379	10,324,963
Prudential Mid-Cap Value Fund (Class Q)	3,540,247	1,905,226	—	(135,000)	57,182	458,044	5,437,143
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	—	576,231	—	—	1,231	—	576,060
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	879,668	448,468	—	(1,332,577)	14,734	—	—
Prudential Small-Cap Value Fund (Class Z)	3,987,739	392,484	—	(170,000)	77,699	139,784	4,470,079
Prudential Strategic Value Fund (Class Z)	10,231,393	337,428	—	(1,845,000)	87,428	—	9,956,252
Prudential Total Return Bond Fund (Class Q)	1,995,868	1,275,686	—	(550,000)	39,014	—	2,747,609

Total	$87,282,225	$21,764,033	$—	$(15,807,577)	$1,037,264	$2,446,434	$97,346,897

Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2014 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$119,228,519	$23,296,668	$(242,761)	$23,053,907
Moderate Allocation Fund	140,046,350	40,557,058	(382,027)	40,175,031
Growth Allocation Fund	72,479,753	26,113,277	(222,351)	25,890,926

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Allocation Funds are permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 and September 30, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2013, the pre and post-enactment losses were approximately:

Moderate Allocation Fund

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$2,584,000

Growth Allocation Fund

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$2,954,000
Expiring 2019	603,000

$3,557,000

48

The Allocation Funds utilized capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended September 30, 2013 of approximately:

Conservative Allocation Fund	$331,000
Moderate Allocation Fund	4,228,000
Growth Allocation Fund	2,675,000

The Growth Allocation Fund elected to treat late year ordinary losses of approximately $25,000 as having been incurred in the following fiscal year (September 30, 2014).

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. Each of the Allocation Funds, comprising three of the six series, has five classes, designated Class A, Class B, Class C, Class R and Class Z, which consists of 250 million, 250 million, 250 million, 100 million and 150 million authorized shares, respectively.

Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

As of March 31, 2014, PI owned 253, 224 and 190 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	515,555	$6,768,667
Shares issued in reinvestment of dividends and distributions	139,375	1,812,739
Shares reacquired	(750,756)	(9,848,241)

Net increase (decrease) in shares outstanding before conversion	(95,826)	(1,266,835)
Shares issued upon conversion from Class B	66,841	879,478
Shares reacquired upon conversion into Class Z	(252)	(3,349)

Net increase (decrease) in shares outstanding	(29,237)	$(390,706)

Year ended September 30, 2013: Shares sold	1,248,291	$15,786,749
Shares issued in reinvestment of dividends and distributions	94,769	1,184,926
Shares reacquired	(1,177,820)	(14,886,498)

Net increase (decrease) in shares outstanding before conversion	165,240	2,085,177
Shares issued upon conversion from Class B	124,471	1,581,926
Shares reacquired upon conversion into Class Z	(4,602)	(58,816)

Net increase (decrease) in shares outstanding	285,109	$3,608,287

Class B
Six months ended March 31, 2014:
Shares sold	202,763	$2,651,964
Shares issued in reinvestment of dividends and distributions	78,911	1,023,659
Shares reacquired	(250,374)	(3,279,801)

Net increase (decrease) in shares outstanding before conversion	31,300	395,822
Shares reacquired upon conversion into Class A	(67,145)	(879,478)

Net increase (decrease) in shares outstanding	(35,845)	$(483,656)

Year ended September 30, 2013:
Shares sold	442,775	$5,605,595
Shares issued in reinvestment of dividends and distributions	45,622	566,464
Shares reacquired	(490,584)	(6,201,164)

Net increase (decrease) in shares outstanding before conversion	(2,187)	(29,105)
Shares reacquired upon conversion into Class A	(124,964)	(1,581,926)

Net increase (decrease) in shares outstanding	(127,151)	$(1,611,031)

50

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	491,859	$6,444,073
Shares issued in reinvestment of dividends and distributions	42,871	556,124
Shares reacquired	(222,245)	(2,918,899)

Net increase (decrease) in shares outstanding before conversion	312,485	4,081,298
Shares reacquired upon conversion into Class Z	(14,095)	(183,846)

Net increase (decrease) in shares outstanding	298,390	$3,897,452

Year ended September 30, 2013:
Shares sold	557,187	$7,101,671
Shares issued in reinvestment of dividends and distributions	17,469	217,186
Shares reacquired	(352,282)	(4,448,435)

Net increase (decrease) in shares outstanding before conversion	222,374	2,870,422
Shares reacquired upon conversion into Class Z	(499)	(6,391)

Net increase (decrease) in shares outstanding	221,875	$2,864,031

Class R
Six months ended March 31, 2014
Shares sold	732	$9,700
Shares issued in reinvestment of dividends and distributions	148	1,935
Shares reacquired	(27)	(356)

Net increase (decrease) in shares outstanding	853	$11,279

Year ended September 30, 2013:
Shares sold	580	$7,373
Shares issued in reinvestment of dividends and distributions	81	1,020
Shares reacquired	(67)	(848)

Net increase (decrease) in shares outstanding	594	$7,545

Class Z
Six months ended March 31, 2014:
Shares sold	92,937	$1,227,451
Shares issued in reinvestment of dividends and distributions	15,076	196,849
Shares reacquired	(66,436)	(873,609)

Net increase (decrease) in shares outstanding before conversion	41,577	550,691
Shares issued upon conversion from Class A and C	14,253	187,195

Net increase (decrease) in shares outstanding	55,830	$737,886

Year ended September 30, 2013:
Shares sold	250,383	$3,176,096
Shares issued in reinvestment of dividends and distributions	8,767	110,464
Shares reacquired	(116,831)	(1,497,192)

Net increase (decrease) in shares outstanding before conversion	142,319	1,789,368
Shares issued upon conversion from Class A and Class C	5,081	65,207

Net increase (decrease) in shares outstanding	147,400	$1,854,575

Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	547,757	$8,042,239
Shares issued in reinvestment of dividends and distributions	62,105	912,948
Shares reacquired	(418,744)	(6,142,531)

Net increase (decrease) in shares outstanding before conversion	191,118	2,812,656
Shares issued upon conversion from Class B	110,562	1,620,593

Net increase (decrease) in shares outstanding	301,680	$4,433,249

Year ended September 30, 2013:
Shares sold	832,454	$11,216,674
Shares issued in reinvestment of dividends and distributions	99,376	1,272,015
Shares reacquired	(954,583)	(12,726,511)

Net increase (decrease) in shares outstanding before conversion	(22,753)	(237,822)
Shares issued upon conversion from Class B	295,996	4,028,943
Shares reacquired upon conversion into Class Z	(471)	(6,459)

Net increase (decrease) in shares outstanding	272,772	$3,784,662

Class B
Six months ended March 31, 2014:
Shares sold	275,349	$4,008,452
Shares issued in reinvestment of dividends and distributions	14,172	207,621
Shares reacquired	(219,447)	(3,192,908)

Net increase (decrease) in shares outstanding before conversion	70,074	1,023,165
Shares reacquired upon conversion into Class A	(111,471)	(1,620,593)

Net increase (decrease) in shares outstanding	(41,397)	$(597,428)

Year ended September 30, 2013:
Shares sold	396,993	$5,311,764
Shares issued in reinvestment of dividends and distributions	48,465	618,420
Shares reacquired	(481,612)	(6,446,629)

Net increase (decrease) in shares outstanding before conversion	(36,154)	(516,445)
Shares reacquired upon conversion into Class A	(297,973)	(4,028,943)

Net increase (decrease) in shares outstanding	(334,127)	$(4,545,388)

52

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	353,625	$5,157,751
Shares issued in reinvestment of dividends and distributions	5,816	85,143
Shares reacquired	(157,607)	(2,295,998)

Net increase (decrease) in shares outstanding before conversion	201,834	2,946,896
Shares reacquired upon conversion into Class Z	(15,790)	(232,119)

Net increase (decrease) in shares outstanding	186,044	$2,714,777

Year ended September 30, 2013:
Shares sold	459,873	$6,133,185
Shares issued in reinvestment of dividends and distributions	14,103	179,953
Shares reacquired	(262,926)	(3,487,001)

Net increase (decrease) in shares outstanding	211,050	$2,826,137

Class R
Six months ended March 31, 2014:
Shares sold	435	$6,315
Shares issued in reinvestment of dividends and distributions	92	1,344
Shares reacquired	(114)	(1,675)

Net increase (decrease) in shares outstanding	413	$5,984

Year ended September 30, 2013:
Shares sold	10,680.1	$146,923
Shares issued in reinvestment of dividends and distributions	4.2	54
Shares reacquired	(457.9)	(5,981)

Net increase (decrease) in shares outstanding	10,226.4	$140,996

Class Z
Six months ended March 31, 2014:
Shares sold	24,274	$357,708
Shares issued in reinvestment of dividends and distributions	2,384	35,016
Shares reacquired	(16,397)	(239,399)

Net increase (decrease) in shares outstanding before conversion	10,261	153,325
Shares issued upon conversion from Class C	15,720	232,119

Net increase (decrease) in shares outstanding	25,981	$385,444

Year ended September 30, 2013:
Shares sold	27,095	$364,842
Shares issued in reinvestment of dividends and distributions	4,837	61,860
Shares reacquired	(81,982)	(1,097,958)

Net increase (decrease) in shares outstanding before conversion	(50,050)	(671,256)
Shares issued upon conversion from Class A	471	6,459

Net increase (decrease) in shares outstanding	(49,579)	$(664,797)

Prudential Asset Allocation Funds	53

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2014:
Shares sold	294,239	$4,934,100
Shares issued in reinvestment of dividends and distributions	18,566	313,576
Shares reacquired	(191,521)	(3,205,985)

Net increase (decrease) in shares outstanding before conversion	121,284	2,041,691
Shares issued upon conversion from Class B	68,077	1,144,768

Net increase (decrease) in shares outstanding	189,361	$3,186,459

Year ended September 30, 2013:
Shares sold	388,388	$5,689,048
Shares issued in reinvestment of dividends and distributions	24,306	335,673
Shares reacquired	(459,761)	(6,738,885)

Net increase (decrease) in shares outstanding before conversion	(47,067)	(714,164)
Shares issued upon conversion from Class B	184,214	2,766,034
Shares reacquired upon conversion into Class Z	(2,324)	(34,636)

Net increase (decrease) in shares outstanding	134,823	$2,017,234

Class B
Six months ended March 31, 2014:
Shares sold	118,603	$1,915,524
Shares reacquired	(94,441)	(1,532,006)

Net increase (decrease) in shares outstanding before conversion	24,162	383,518
Shares reacquired upon conversion into Class A	(70,520)	(1,144,768)

Net increase (decrease) in shares outstanding	(46,358)	$(761,250)

Year ended September 30, 2013:
Shares sold	225,619	$3,209,644
Shares issued in reinvestment of dividends and distributions	4,579	61,307
Shares reacquired	(256,593)	(3,609,201)

Net increase (decrease) in shares outstanding before conversion	(26,395)	(338,250)
Shares reacquired upon conversion into Class A	(190,763)	(2,766,034)

Net increase (decrease) in shares outstanding	(217,158)	$(3,104,284)

54

Class C	Shares	Amount
Six months ended March 31, 2014:
Shares sold	86,750	$1,403,187
Shares reacquired	(32,967)	(528,817)

Net increase (decrease) in shares outstanding before conversion	53,783	874,370
Shares reacquired upon conversion into Class Z	(12,325)	(204,258)

Net increase (decrease) in shares outstanding	41,458	$670,112

Year ended September 30, 2013:
Shares sold	127,509	$1,828,148
Shares issued in reinvestment of dividends and distributions	1,314	17,603
Shares reacquired	(107,401)	(1,530,747)

Net increase (decrease) in shares outstanding before conversion	21,422	315,004
Shares reacquired upon conversion into Class Z	(815)	(12,137)

Net increase (decrease) in shares outstanding	20,607	$302,867

Class R
Six months ended March 31, 2014
Shares issued in reinvestment of dividends and distributions	0.9	13

Net increase (decrease) in shares outstanding	0.9	$13

Year ended September 30, 2013:
Shares issued in reinvestment of dividends and distributions	1.2	$17

Net increase (decrease) in shares outstanding	1.2	$17

Class Z
Six months ended March 31, 2014:
Shares sold	5,914	$102,071
Shares issued in reinvestment of dividends and distributions	536	9,140
Shares reacquired	(5,992)	(102,388)

Net increase (decrease) in shares outstanding before conversion	458	8,823
Shares issued upon conversion from Class C	11,788	204,258

Net increase (decrease) in shares outstanding	12,246	$213,081

Year ended September 30, 2013:
Shares sold	22,410	$324,579
Shares issued in reinvestment of dividends and distributions	651	9,077
Shares reacquired	(46,097)	(683,420)

Net increase (decrease) in shares outstanding before conversion	(23,036)	(349,764)
Shares issued upon conversion from Class A and Class C	3,079	46,773

Net increase (decrease) in shares outstanding	(19,957)	$(302,991)

Prudential Asset Allocation Funds	55

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Allocation Funds did not utilize the SCA during the six months ended March 31, 2014.

56

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.03		$12.39	$11.20	$11.41	$10.64	$10.28
Income (loss) from investment operations:
Net investment income	.13		.22	.21	.23	.24	.24
Net realized and unrealized gain (loss) on investment transactions	.45		.70	1.21	(.21)	.77	.51
Total from investment operations	.58		.92	1.42	.02	1.01	.75
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.28)	(.23)	(.23)	(.24)	(.24)
Distributions from net realized gains	(.24)		-	-	-	-	(.15)
Total dividends and distributions	(.40)		(.28)	(.23)	(.23)	(.24)	(.39)
Net asset value, end of period	$13.21		$13.03	$12.39	$11.20	$11.41	$10.64
Total Return(b):	4.48%		7.52%	12.84%	.10%	9.61%	8.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,001		$64,535	$57,791	$53,890	$43,900	$35,354
Average net assets (000)	$64,983		$60,521	$56,264	$52,244	$39,798	$26,869
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.71%	(d)	.72%	.75%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.76%	(d)	.77%	.81%	.82%	.85%	.92%
Net investment income	1.97%	(d)	1.74%	1.80%	1.97%	2.21%	2.62%
Portfolio turnover rate	41%	(e)	25%	23%	16%	29%	69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.98		$12.33	$11.15	$11.37	$10.60	$10.25
Income (loss) from investment operations:
Net investment income	.08		.13	.13	.15	.16	.16
Net realized and unrealized gain (loss) on investment transactions	.44		.70	1.20	(.22)	.77	.52
Total from investment operations	.52		.83	1.33	(.07)	.93	.68
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.18)	(.15)	(.15)	(.16)	(.18)
Distributions from net realized gains	(.24)		-	-	-	-	(.15)
Total dividends and distributions	(.35)		(.18)	(.15)	(.15)	(.16)	(.33)
Net asset value, end of period	$13.15		$12.98	$12.33	$11.15	$11.37	$10.60
Total Return(b):	4.03%		6.84%	11.96%	(.72)%	8.85%	7.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,870		$43,767	$43,162	$44,301	$50,082	$39,398
Average net assets (000)	$44,258		$43,407	$44,359	$51,101	$45,227	$26,506
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.47%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.47%	1.51%	1.52%	1.55%	1.62%
Net investment income	1.21%	(d)	1.01%	1.06%	1.27%	1.45%	1.75%
Portfolio turnover rate	41%	(e)	25%	23%	16%	29%	69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

58

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.98		$12.34	$11.16	$11.37	$10.61	$10.25
Income (loss) from investment operations:
Net investment income	.08		.12	.13	.15	.16	.18
Net realized and unrealized gain (loss) on investment transactions	.44		.70	1.20	(.21)	.76	.51
Total from investment operations	.52		.82	1.33	(.06)	.92	.69
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.18)	(.15)	(.15)	(.16)	(.18)
Distributions from net realized gains	(.24)		-	-	-	-	(.15)
Total dividends and distributions	(.35)		(.18)	(.15)	(.15)	(.16)	(.33)
Net asset value, end of period	$13.15		$12.98	$12.34	$11.16	$11.37	$10.61
Total Return(b):	4.03%		6.75%	11.95%	(.63)%	8.75%	7.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,272		$22,055	$18,224	$20,380	$19,161	$13,762
Average net assets (000)	$24,717		$19,308	$18,095	$20,876	$17,097	$10,334
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.46%	(d)	1.47%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.46%	(d)	1.47%	1.51%	1.52%	1.55%	1.62%
Net investment income	1.19%	(d)	.98%	1.10%	1.25%	1.43%	1.88%
Portfolio turnover rate	41%	(e)	25%	23%	16%	29%	69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.07		$12.42	$11.23	$11.45	$10.68	$10.31
Income (loss) from investment operations:
Net investment income	.11		.19	.17	.19	.21	.18
Net realized and unrealized gain (loss) on investment transactions	.45		.71	1.22	(.21)	.78	.56
Total from investment operations	.56		.90	1.39	(.02)	.99	.74
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.25)	(.20)	(.20)	(.22)	(.22)
Distributions from net realized gains	(.24)		-	-	-	-	(.15)
Total dividends and distributions	(.38)		(.25)	(.20)	(.20)	(.22)	(.37)
Net asset value, end of period	$13.25		$13.07	$12.42	$11.23	$11.45	$10.68
Total Return(b):	4.34%		7.32%	12.52%	(.23)%	9.37%	7.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71		$59	$49	$74	$24	$13
Average net assets (000)	$67		$54	$42	$58	$19	$3
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.96%	(d)	.97%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.21%	(d)	1.22%	1.26%	1.27%	1.30%	1.37%
Net investment income	1.71%	(d)	1.48%	1.48%	1.58%	1.87%	2.17%
Portfolio turnover rate	41%	(e)	25%	23%	16%	29%	69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

60

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.09		$12.44	$11.24	$11.46	$10.68	$10.32
Income (loss) from investment operations:
Net investment income	.14		.24	.24	.25	.27	.27
Net realized and unrealized gain (loss) on investment transactions	.45		.72	1.22	(.21)	.78	.51
Total from investment operations	.59		.96	1.46	.04	1.05	.78
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.31)	(.26)	(.26)	(.27)	(.27)
Distributions from net realized gains	(.24)		-	-	-	-	(.15)
Total dividends and distributions	(.42)		(.31)	(.26)	(.26)	(.27)	(.42)
Net asset value, end of period	$13.26		$13.09	$12.44	$11.24	$11.46	$10.68
Total Return(b):	4.51%		7.84%	13.17%	.26%	9.93%	8.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,919		$6,097	$3,960	$2,403	$1,078	$865
Average net assets (000)	$6,481		$5,492	$3,176	$1,632	$1,020	$863
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.46%	(d)	.47%	.50%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.46%	(d)	.47%	.51%	.52%	.55%	.62%
Net investment income	2.18%	(d)	1.90%	1.99%	2.15%	2.44%	2.91%
Portfolio turnover rate	41%	(e)	25%	23%	16%	29%	69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.21		$12.80	$11.09	$11.41	$10.53	$10.64
Income (loss) from investment operations:
Net investment income	.13		.16	.14	.15	.15	.17
Net realized and unrealized gain (loss) on investment transactions	.79		1.49	1.73	(.32)	.84	.19
Total from investment operations	.92		1.65	1.87	(.17)	.99	.36
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.24)	(.16)	(.15)	(.11)	(.17)
Distributions from net realized gains	-		-	-	-	-	(.30)
Total dividends and distributions	(.16)		(.24)	(.16)	(.15)	(.11)	(.47)
Net asset value, end of period	$14.97		$14.21	$12.80	$11.09	$11.41	$10.53
Total Return(b):	6.49%		13.13%	17.00%	(1.63)%	9.40%	4.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,681		$81,788	$70,155	$60,123	$60,514	$53,471
Average net assets (000)	$86,644		$74,440	$66,664	$65,266	$57,241	$43,547
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.68%	(d)	.71%	.74%	.74%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.73%	(d)	.76%	.79%	.79%	.81%	.85%
Net investment income	1.75%	(d)	1.22%	1.11%	1.20%	1.37%	1.88%
Portfolio turnover rate	28%	(e)	30%	27%	19%	28%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

62

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.09		$12.69	$11.00	$11.32	$10.46	$10.56
Income (loss) from investment operations:
Net investment income	.07		.07	.05	.06	.06	.10
Net realized and unrealized gain (loss) on investment transactions	.79		1.48	1.71	(.32)	.83	.19
Total from investment operations	.86		1.55	1.76	(.26)	.89	.29
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.15)	(.07)	(.06)	(.03)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.30)
Total dividends and distributions	(.06)		(.15)	(.07)	(.06)	(.03)	(.39)
Net asset value, end of period	$14.89		$14.09	$12.69	$11.00	$11.32	$10.46
Total Return(b):	6.08%		12.35%	16.06%	(2.32)%	8.56%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,063		$54,574	$53,400	$54,580	$66,364	$50,890
Average net assets (000)	$56,160		$54,466	$55,362	$68,070	$60,124	$37,913
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.43%	(d)	1.46%	1.49%	1.49%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.43%	(d)	1.46%	1.49%	1.49%	1.51%	1.55%
Net investment income	1.00%	(d)	.51%	.40%	.48%	.59%	1.07%
Portfolio turnover rate	28%	(e)	30%	27%	19%	28%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.08		$12.69	$10.99	$11.32	$10.46	$10.56
Income (loss) from investment operations:
Net investment income	.07		.06	.04	.05	.07	.10
Net realized and unrealized gain (loss) on investment transactions	.80		1.48	1.73	(.32)	.82	.19
Total from investment operations	.87		1.54	1.77	(.27)	.89	.29
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.15)	(.07)	(.06)	(.03)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.30)
Total dividends and distributions	(.06)		(.15)	(.07)	(.06)	(.03)	(.39)
Net asset value, end of period	$14.89		$14.08	$12.69	$10.99	$11.32	$10.46
Total Return(b):	6.16%		12.27%	16.16%	(2.41)%	8.56%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,773		$24,604	$19,485	$16,894	$17,202	$14,767
Average net assets (000)	$26,693		$21,933	$18,652	$18,569	$16,324	$12,398
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.43%	(d)	1.46%	1.49%	1.49%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.43%	(d)	1.46%	1.49%	1.49%	1.51%	1.55%
Net investment income	.99%	(d)	.43%	.36%	.44%	.61%	1.18%
Portfolio turnover rate	28%	(e)	30%	27%	19%	28%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

64

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.15		$12.76	$11.05	$11.37	$10.50	$10.63
Income (loss) from investment operations:
Net investment income	.11		.05	.13	.09	.13	.14
Net realized and unrealized gain (loss) on investment transactions	.78		1.55	1.71	(.29)	.82	.19
Total from investment operations	.89		1.60	1.84	(.20)	.95	.33
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.21)	(.13)	(.12)	(.08)	(.16)
Distributions from net realized gains	-		-	-	-	-	(.30)
Total dividends and distributions	(.12)		(.21)	(.13)	(.12)	(.08)	(.46)
Net asset value, end of period	$14.92		$14.15	$12.76	$11.05	$11.37	$10.50
Total Return(b):	6.32%		12.74%	16.76%	(1.86)%	9.10%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$167		$153	$7	$11	$2	$2
Average net assets (000)	$162		$15	$9	$5	$2	$2
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.93%	(d)	.90%	.99%	.99%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.18%	(d)	1.15%	1.24%	1.24%	1.26%	1.30%
Net investment income	1.50%	(d)	.40%	1.08%	.71%	1.17%	1.59%
Portfolio turnover rate	28%	(e)	30%	27%	19%	28%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.23		$12.81	$11.10	$11.42	$10.54	$10.66
Income (loss) from investment operations:
Net investment income	.14		.21	.17	.17	.18	.22
Net realized and unrealized gain (loss) on investment transactions	.80		1.49	1.73	(.32)	.83	.16
Total from investment operations	.94		1.70	1.90	(.15)	1.01	.38
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.28)	(.19)	(.17)	(.13)	(.20)
Distributions from net realized gains	-		-	-	-	-	(.30)
Total dividends and distributions	(.19)		(.28)	(.19)	(.17)	(.13)	(.50)
Net asset value, end of period	$14.98		$14.23	$12.81	$11.10	$11.42	$10.54
Total Return(b):	6.66%		13.48%	17.28%	(1.40)%	9.63%	4.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,214		$2,684	$3,052	$2,351	$2,087	$1,874
Average net assets (000)	$2,916		$2,874	$2,590	$2,198	$1,879	$1,680
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.43%	(d)	.46%	.49%	.49%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.43%	(d)	.46%	.49%	.49%	.51%	.55%
Net investment income	1.96%	(d)	1.57%	1.38%	1.43%	1.59%	2.20%
Portfolio turnover rate	28%	(e)	30%	27%	19%	28%	71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

66

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.02		$13.58	$11.23	$11.62	$10.75	$11.04
Income (loss) from investment operations:
Net investment income	.12		.10	.05	.04	.04	.10
Net realized and unrealized gain (loss) on investment transactions	1.18		2.46	2.30	(.43)	.93	(.15)
Total from investment operations	1.30		2.56	2.35	(.39)	.97	(.05)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.12)	-	-	(.10)	-
Distributions from net realized gains	-		-	-	-	-	(.24)
Total dividends and distributions	(.11)		(.12)	-	-	(.10)	(.24)
Net asset value, end of period	$17.21		$16.02	$13.58	$11.23	$11.62	$10.75
Total Return(b):	8.12%		19.02%	20.93%	(3.36)%	9.06%	.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,660		$46,911	$37,934	$30,888	$30,211	$26,846
Average net assets (000)	$50,007		$41,896	$35,571	$33,830	$29,037	$21,419
Ratios to average net assets(c)(d):
Expenses, after waivers and/or expense reimbursement	.75%	(e)	.75%	.75%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.83%	(e)	.92%	.99%	.99%	1.02%	1.18%
Net investment income	1.46%	(e)	.65%	.41%	.29%	.41%	1.15%
Portfolio turnover rate	17%	(f)	23%	30%	20%	24%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A Shares.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.44		$13.10	$10.91	$11.38	$10.54	$10.92
Income (loss) from investment operations:
Net investment income (loss)	.06		(.01)	(.03)	(.05)	(.04)	.03
Net realized and unrealized gain (loss) on investment transactions	1.13		2.38	2.22	(.42)	.91	(.17)
Total from investment operations	1.19		2.37	2.19	(.47)	.87	(.14)
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-	-	(.03)	-
Distributions from net realized gains	-		-	-	-	-	(.24)
Total dividends and distributions	-		(.03)	-	-	(.03)	(.24)
Net asset value, end of period	$16.63		$15.44	$13.10	$10.91	$11.38	$10.54
Total Return(b):	7.71%		18.13%	20.07%	(4.13)%	8.28%	(.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,316		$29,785	$28,111	$27,713	$33,340	$29,371
Average net assets (000)	$31,149		$29,020	$29,094	$35,195	$32,262	$23,273
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.58%	(d)	1.62%	1.69%	1.69%	1.72%	1.88%
Net investment income (loss)	.75%	(d)	(.06)%	(.26)%	(.42)%	(.36)%	.38%
Portfolio turnover rate	17%	(e)	23%	30%	20%	24%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

68

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.45		$13.11	$10.92	$11.39	$10.55	$10.93
Income (loss) from investment operations:
Net investment income (loss)	.06		(.01)	(.03)	(.06)	(.04)	.04
Net realized and unrealized gain (loss) on investment transactions	1.14		2.38	2.22	(.41)	.91	(.18)
Total from investment operations	1.20		2.37	2.19	(.47)	.87	(.14)
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-	-	(.03)	-
Distributions from net realized gains	-		-	-	-	-	(.24)
Total dividends and distributions	-		(.03)	-	-	(.03)	(.24)
Net asset value, end of period	$16.65		$15.45	$13.11	$10.92	$11.39	$10.55
Total Return(b):	7.77%		18.11%	20.05%	(4.13)%	8.27%	(.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,911		$10,416	$8,566	$8,182	$8,485	$7,806
Average net assets (000)	$11,201		$9,377	$8,756	$9,614	$8,334	$6,366
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.58%	(d)	1.62%	1.69%	1.69%	1.72%	1.88%
Net investment income (loss)	.71%	(d)	(.10)%	(.28)%	(.47)%	(.34)%	.44%
Portfolio turnover rate	17%	(e)	23%	30%	20%	24%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.90		$13.48	$11.17	$11.58	$10.72	$11.04
Income (loss) from investment operations:
Net investment income	.11		.06	.03	.01	.02	.08
Net realized and unrealized gain (loss) on investment transactions	1.16		2.45	2.28	(.42)	.91	(.16)
Total from investment operations	1.27		2.51	2.31	(.41)	.93	(.08)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.09)	-	-	(.07)	-
Distributions from net realized gains	-		-	-	-	-	(.24)
Total dividends and distributions	(.07)		(.09)	-	-	(.07)	(.24)
Net asset value, end of period	$17.10		$15.90	$13.48	$11.17	$11.58	$10.72
Total Return(b):	7.99%		18.74%	20.68%	(3.54)%	8.73%	.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$3	$3	$2	$2	$2
Average net assets (000)	$3		$3	$2	$2	$2	$2
Ratios to average net assets(c)(d):
Expenses, after waivers and/or expense reimbursement	.93%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.05%	(e)	1.37%	1.30%	1.44%	1.47%	1.63%
Net investment income	1.27%	(e)	.40%	.22%	.11%	.15%	.90%
Portfolio turnover rate	17%	(f)	23%	30%	20%	24%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R Shares.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

70

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2014(a)		2013(a)	2012(a)	2011(a)	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.20		$13.73	$11.32	$11.69	$10.81	$11.08
Income (loss) from investment operations:
Net investment income	.15		.13	.06	.06	.15	.12
Net realized and unrealized gain (loss) on investment transactions	1.19		2.50	2.35	(.43)	.85	(.15)
Total from investment operations	1.34		2.63	2.41	(.37)	1.00	(.03)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.16)	-	-	(.12)	-
Distributions from net realized gains	-		-	-	-	-	(.24)
Total dividends and distributions	(.15)		(.16)	-	-	(.12)	(.24)
Net asset value, end of period	$17.39		$16.20	$13.73	$11.32	$11.69	$10.81
Total Return(b):	8.27%		19.31%	21.29%	(3.17)%	9.33%	.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,275		$989	$1,112	$515	$345	$429
Average net assets (000)	$1,091		$1,071	$786	$448	$361	$333
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.50%	.50%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.58%	(d)	.62%	.69%	.69%	.72%	.88%
Net investment income	1.72%	(d)	.84%	.49%	.43%	.87%	1.41%
Portfolio turnover rate	17%	(e)	23%	30%	20%	24%	46%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	71

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2    0261770-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2014